Registration Nos.33-8214
                                                                        811-4813

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                               Pre-Effective Amendment No. ___          [ ]
                               Post-Effective Amendment No. 121         [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

                                            Amendment No. 125           [X]

                        (Check appropriate box or boxes.)
                                 ---------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   -------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
     ----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 248-6000

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                           ---------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

     [   ]  Immediately upon filing pursuant to Rule 485(b)

     [   ]  On February 1, 2006 pursuant to Rule 485(b)

     [   ]  60 days after filing pursuant to Rule 485(a)(1)

     [   ]  On [date] pursuant to Rule 485(a)(1)

     [ X ]  75 days after filing pursuant to Rule 485(a)(2)

     [   ]  On [date] pursuant to Rule 485(a)(2)

     [   ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                      [Logo]
                                                      Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds








Prospectus
--------------------------------------------------------------------------------
__________, 2006
                                                    Mellon Equity Micro Cap Fund


















                         The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                         The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents
--------------------------------------------------------------------------------

         Risk/Return Summary..................................................................[  ]
                      Who may want to invest..................................................[  ]
                      Mutual fund risks.......................................................[  ]
                      Mellon Equity Micro Cap Fund............................................[  ]

         The Fund's Investments and Related Risks.............................................[  ]
                      Principal investments...................................................[  ]
                      Additional investment policies..........................................[  ]

         The Investment Adviser...............................................................[  ]
                      About Mellon Equity Associates, LLP.....................................[  ]
                      Fund managers...........................................................[  ]
                      Advisory services and fees..............................................[  ]

         Investment and Account Information...................................................[  ]
                      How to purchase shares..................................................[  ]
                      How to exchange shares..................................................[  ]
                      How to redeem shares....................................................[  ]
                      Redemption fee..........................................................[  ]
                      Transaction and account policies........................................[  ]
                      Household delivery of fund documents....................................[  ]
                      Valuation of shares.....................................................[  ]
                      Dividends and distributions.............................................[  ]

         Fund Details.........................................................................[  ]
                      Tools used to combat short-term trading and excessive exchange activity................................................................[  ]
                      Taxes...................................................................[  ]
                      The fund's service providers............................................[  ]

         For More Information.................................................................[  ]



                                      - 2 -
                                                    Mellon Equity Micro Cap Fund

Risk/Return Summary
--------------------------------------------------------------------------------

Mellon Equity Associates, LLP ("Mellon Equity") is the
fund's investment adviser. Mellon Equity specializes in                           Mellon Equity manages more
active, structured U.S. equity and balanced fund management.                      than $21 billion of assets
Mellon Equity's investment approach combines common sense                       for a broad range of clients
with powerful analytical tools and strong systems                               in the U.S. and abroad as of
capabilities.                                                                              December 31, 2005

--------------------------------------------------------------

Who may want to invest

Mellon Equity Micro Cap Fund may be appropriate for investors:                     A description of the fund
                                                                                 begins on the next page and
o    Seeking to invest over the long term and willing to                           includes more information
     ride out market swings.                                                            about the fund's key
                                                                                 investments and strategies,
o    Who do not need stable income and are willing to                             principal risk factors and
     tolerate more risk than fixed income investments.                                             expenses.

o    Comfortable with the risks of the stock market.

--------------------------------------------------------------

Mutual fund risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

                                      - 3 -
                                                    Mellon Equity Micro Cap Fund

Risk/Return Summary
--------------------------------------------------------------------------------

                       --------------------------------------------------------------
         Investment    Long-term growth of capital.
          Objective
                       --------------------------------------------------------------
Key investments and    Under normal circumstances, the fund invests at least 80% of
         strategies    its net assets in equity securities of micro cap U.S.
                       companies. Micro cap companies are those companies with
                       total market capitalizations equal to or less than $1
                       billion at the time of investment. The fund seeks to invest in stocks of micro cap U.S. companies that demonstrate what
                       Mellon Equity believes are characteristics most rewarded by the securities markets and that appear to have above average potential for capital growth.

                       Mellon Equity believes that characteristics most rewarded by the securities markets are the valuation and growth
                       prospects of a company, which may include, but are not
                       limited to, such things as the price-to-earnings ratio,
                       earnings yield, corporate earnings estimates, the quality of the balance sheet, various cash flow metrics, and
                       price-based factors.

                       --------------------------------------------------------------
    How investments    Mellon Equity uses fundamental research through quantitative
       are selected    techniques and employs a bottom-up approach to stock
                       selection. In other words, Mellon Equity utilizes
                       quantitative techniques, such as multivariate regressions, to confirm certain fundamental characteristics of a company, which Mellon Equity believes will drive demand for a
                       company's stock. Mellon Equity seeks to identify and weight fundamental factors that drive equity returns, acknowledging that some of these characteristics or factors tend to change in relative importance in driving equity returns, and seeks continuously to improve this process by implementing new
                       discoveries.

                       Mellon Equity's investment process focuses on stock
                       selection and stock exposure relative to the fund's
                       benchmark. The adviser conducts a daily analysis of
                       approximately 3,500 stocks, using five valuation models, and seeks to identify stocks for timely investment. Each of the
                       [five] valuation models focuses on a different economic
                       sector: energy, cyclicals, staples, technology and interest sensitive. Each stock in the universe falls into one of
                       these economic sector models. The stock selection process
                       seeks to produce a diversified portfolio of companies
                       (typically 150 to 200 holdings) with valuations that the
                       adviser believes do not fully reflect the company's
                       potential growth in order to seek to produce consistent
                       returns with limited incremental risk.

                       Mellon Equity employs an active sell discipline to liquidate holdings that fail to achieve their growth potential or that the firm believes have become fully valued in the market
                       relative to their growth potential.


                                      - 4 -
                                                    Mellon Equity Micro Cap Fund

Risk/Return Summary
--------------------------------------------------------------------------------

                       --------------------------------------------------------------
Principal risks of     Investors could lose money on their investments in the fund
investing in the       or the fund could perform less well than other possible
fund                   investments if any of the following occurs:

                       o    U.S. stock markets go down.

                       o An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

                       o The adviser's judgment about the attractiveness, relative value or potential appreciation of a particular market sector or security proves to be incorrect.

                       o Micro cap stocks perform poorly compared to mid- or large-cap stocks.

Risks of investing     Smaller companies, such as micro cap companies, may have
in micro cap           limited product lines, markets and financial resources. They
companies              may have shorter operating histories and more volatile
                       businesses. The prices of micro cap stocks, and in
                       particular, aggressive growth micro cap stocks, tend to be more volatile than those of other stocks. In addition, it
                       may be harder to sell these stocks, which can reduce their selling prices.


                                      - 5 -
                                                    Mellon Equity Micro Cap Fund

Risk/Return Summary
--------------------------------------------------------------------------------

                       --------------------------------------------------------------
       Total return    The Fund commenced operations on ____________, 2006. Because
        performance    the fund does not have a full year of operations it does not disclose any performance history in the prospectus. The
                       fund's past performance does not necessarily indicate how
                       the fund will perform in the future. The fund's shares, when redeemed, may be worth more or less than their initial cost.



Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Based on estimates for the fiscal year ending 9/30/06

Shareholder fees                             None
(fees paid directly from your investment)

Redemption fee(1)                            2.00%
(as a percentage of total redemption proceeds)

Annual fund operating expenses(2)
(expenses that are deducted from fund assets)

   Management fees                           [  ]%
   Distribution (12b-1) fees                 None
   Other expenses (3)                        [  ]%
   Total annual fund operating expenses      [  ]%
                                             -----

(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 30 days of purchase, except those shares held by the category of shareholders described under the "Investment and Account information" section of this prospectus.

(2) Because TBCAM has agreed to cap the fund's operating expenses, the fund's actual expenses are estimated to be:
        Management fees                          [      ]%
        Other expenses                           [      ]%
        Total annual fund operating expenses     [      ]%

This cap may be changed or eliminated at any time.

(3) Estimated for the current fiscal year.



Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:

o You invest $10,000 in the fund for the time periods indicated;

o    You redeem at the end of each period;

o    Your investment has a 5% return each year; and

o The fund's operating expenses have not been capped and remain constant.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

         After 1 Year            After 3 Years
            $[   ]                   $[   ]

                                      - 6 -
                                                    Mellon Equity Micro Cap Fund

The Fund's Investments and Related Risks
--------------------------------------------------------------------------------

Additional information about the fund's principal investments

Equity investments. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, equity index futures contracts, investment grade convertible securities (which may include preferred securities), depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts and equity participations.

Market sector risks. At times, more than 25% of the fund's assets may be invested in a particular market sector, such as the technology, health care or financial services sectors. To the extent the fund invests a greater portion of its asset in a particular market sector, the fund will be subject to a greater degree of risk of the industries that comprise such market sector and may be subject to greater market fluctuations.

Additional investment policies

Defensive investing. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable for a time to achieve its investment objective.

Derivative contracts. The fund, at times, may use derivative contracts for any of the following purposes:

o To hedge against adverse changes in the market value of securities held by or to be bought for the fund caused by changing interest rates or currency exchange rates.

o    As a substitute for purchasing or selling securities.

o    To enhance the fund's potential gain in non-hedging situations.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative contracts can have a big impact on a portfolio's interest rate or currency exposure. Therefore, using derivatives can disproportionately increase portfolio losses and reduce opportunities for gains when interest rates or currency rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's portfolio holdings.

Counterparties to OTC derivative contracts present the same types of credit risk as issuers of fixed income securities. OTC derivatives can also make a fund's portfolio less liquid and harder to value, especially in volatile markets.

Fixed income securities. The fund may invest up to 20% of its net assets in fixed income securities. The fund's fixed income securities may be of any maturity or duration. The fund's fixed income securities may have all types of interest rate payment and reset terms. These securities may be issued by the U.S. government or any of its agencies, foreign governments or their subdivisions and U.S. and foreign companies. Although the fund may invest in fixed income securities of any credit quality, the fund will not invest more than 5% of its net assets in below investment grade securities at the time of investment.

Foreign securities. The fund may invest without limit in U.S. dollar denominated securities of foreign issuers traded in the U.S. market.


                                      - 7 -
                                                    Mellon Equity Micro Cap Fund

--------------------------------------------------------------------------------

Securities lending. The fund may seek to increase its income by lending portfolio securities to financial institutions, such as certain broker-dealers. In order to secure their obligations to return securities loaned by the fund, borrowers will deposit collateral in an amount maintained on a current basis at least equal to the market value of the securities loaned. The value of the securities loaned by the fund will not exceed 33 1/3% of the value of the fund's total assets. The fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the fund.

Impact of high portfolio turnover. The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Portfolio holdings. A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's statement of additional information and on the fund's website at www.melloninstitutionalfunds.com.

Investment objective. The fund's investment objective may be changed by the fund's trustees without shareholder approval. However, the fund's key investment strategy of investing at least 80% of net assets in a particular type of security may not be changed unless the fund provides 60 days advance notice to its shareholders.

                                      - 8 -
                                                    Mellon Equity Micro Cap Fund

The Investment Adviser
--------------------------------------------------------------------------------

                              About Mellon Equity Associates, LLP
                              ("Mellon Equity")
    Mellon Equity offers a    Mellon Equity was established in 1987 as          Since 1983, Mellon Equity has been the
 broad array of investment    separate entity and manages more than             leading provider of structured equity
     services that include    $21 billion in assets for a wide range            and balanced products and a pioneer in
         management of 134    of corporate, public, Taft-Hartley,               using quantitative techniques to analyze
                 accounts.    defined benefit plans, as well as                 companies. The central principal of the
                              endowments and foundation clients and             Mellon Equity investment philosophy is
                              subadvised relationships as of December           that investment success comes from
                              31, 2005.                                         understanding fundamental
                                                                                characteristics preferred by the market,
                              Mellon Equity an indirect wholly-owned            evaluating a very large universe of
                              subsidiary of Mellon Financial                    stocks to maximize opportunity, building
                              Corporation. Mellon Financial                     portfolios that capture the preferred
                              Corporation is a global financial                 fundamental characteristics, and
                              services company with approximately $4.5          controlling risks not consistently
                              trillion of assets under management,              rewarded by the market. Mellon Equity's
                              administration or custody, including              team of experienced professionals
                              approximately $766 billion under                  applies this philosophy utilizing a
                              management as of December 31, 2005.               disciplined investment process across a
                              Mellon Financial Corporation provides             wide range of products.
                              wealth management, global investment
                              services and a comprehensive array of
                              banking services for individuals,
                              businesses and institutions.




                               Investment Adviser

                          Mellon Equity Associates, LLP
                                500 Grant Street
                                   Suite 4200
                              Pittsburgh, PA 15258


                                      - 9 -
                                                    Mellon Equity Micro Cap Fund

--------------------------------- -------------------------------------------------------
Fund managers
--------------------------------- -------------------------------------------------------
John R. O'Toole, CFA              Senior Vice President and Senior Portfolio Manager,
                                  John has served as the co-portfolio manager for the
                                  fund since its inception in [    ], 2006. John joined
                                  Mellon Equity in 1990 and has over 25 years of
                                  investment experience managing client portfolios. He
                                  leads the small to mid-cap equity team at Mellon
                                  Equity.


--------------------------------- -------------------------------------------------------
Peter D. Goslin, CFA              Senior Vice President and Senior Portfolio Manager,
                                  Peter has served as the co-portfolio manager for the
                                  fund since its inception in [    ], 2006. Peter joined
                                  Mellon Equity in 1999 and specializes primarily in
                                  small-cap equity and market neutral products.


--------------------------------- -------------------------------------------------------

The Statement of Additional Information includes additional information about these portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership, if any, in the shares of the fund.


                                     - 10 -
                                                    Mellon Equity Micro Cap Fund

--------------------------------------------------------------------------------

                  Advisory services and fees

                  Mellon Equity provides the fund with portfolio management and investment research services. The adviser places orders to buy and sell the fund's portfolio securities and manages the fund's business affairs. The adviser is entitled to an advisory fee for these services as set forth in the table below. The adviser has agreed to limit the fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses). This agreement is temporary and may be terminated or changed at any time.

                  --------------------------------------------------------------

                        [     ]%                               [     ]%

                  --------------------------------------------------------------


                  *Current expense limitation, also shown as a percentage of the fund's average net assets, represents a voluntary cap on the fund's total expenses. If the actual advisory fee rate is less than the contractual advisory fee rate, the cap would be triggered and advisory fees would be waived by Newton.

                  A discussion regarding the factors considered by the board of trustees in approving the fund's investment advisory agreement will be available in the Fund's annual report to shareholders for the period ending September 30, 2006.

                                     - 11 -
                                                    Mellon Equity Micro Cap Fund

Investment and Account Information
--------------------------------------------------------------------------------

   How to purchase     Minimum initial investment:  $100,000
            shares
                       Minimum subsequent investment: $5,000

                       Minimum investments may be waived by the distributor for investors in omnibus accounts and clients and employees of TBCAM, its affiliates and their immediate family members.

                       All orders to purchase shares received in good form by the distributor or its agent before the close of regular trading on the New York Stock
                       Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All orders must be in good form and accompanied by payment. The fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

          By Check     ------------------------------------------------------------

Opening an account     o    Send a check to the distributor payable to Mellon
                            Institutional Funds with the completed original account
                            application.

      Adding to an     o    Send a check to the distributor payable to Mellon
           account          Institutional Funds and a letter of instruction with
                            the account name and number and effective date of the
                            request.

                       o    Payment must be made in U.S. dollars and drawn on a
                            U.S. bank. The fund does not accept third-party checks,
                            travelers' checks, credit card checks or money orders.

           By wire     ------------------------------------------------------------

Opening an account     o    Send the completed original account application to the
                            distributor.

                       o    Call the distributor to obtain an account number.

                       o Instruct your bank to wire the purchase amount to Mellon Trust of New England, N.A. (see below).

      Adding to an     o    Call the distributor. Instruct your bank to wire the
           account          amount of the additional investment t Mellon Trust of
                            New England, N.A. (see below).

            By fax     ------------------------------------------------------------

Opening an account     o    Fax the completed account application to 781-796-2864.

                       o Mail the original account application to the distributor.

                       o    Follow the instructions for opening an account by wire.

      Adding to an     o    Fax a letter of instruction to 781-796-2864 with the
           account          account name and number and effective date of the
                            request.

                       o Call the distributor. Instruct your bank to wire the amount of the additional investment to Mellon Trust of New England, N.A.


                                     - 12 -
                                                    Mellon Equity Micro Cap Fund

--------------------------------------------------------------------------------

Through a financial    -------------------------------------------------------------
       intermediary
  Opening or adding    o    Contact your financial intermediary. Financial
      to an account         intermediaries acting on an investor's behalf are
                            responsible for transmitting orders to the distributor
                            or its agent by the specified deadline.

                       -------------------------------------------------------------
                       The distributor's address is:         Wire instructions:

                       Mellon Funds Distributor, L.P.        Mellon Trust of New England, N.A.
                       P.O. Box 8585                         Boston, MA
                       Boston, Massachusetts 02266-8585      ABA#: 011 001 234
                       Tel: 1-800-221-4795                   Account #: 56-5849
                       Fax: 781-796-2864                     Fund name:
                       Email: mifunds@mellon.com             Investor account #:

                       -------------------------------------------------------------
    How to exchange    You may exchange shares of the fund for shares of any other
             shares    fund in the Mellon Institutional Funds family of funds, if the registration of both accounts is identical. Shares
                       exchanged within 30 days of purchase (7 days for the
                       Intermediate Tax Exempt Bond, Enhanced Yield, Emerging
                       Markets Debt and Opportunistic High Yield Bond Funds) may be
                       subject to a redemption fee. See page [    ] for more
                       information. A fund may refuse any exchange order and may
                       modify or terminate its exchange privilege affecting all
                       shareholders on 60 days' notice. Because excessive account transactions can disrupt the management of a fund and
                       increase fund costs for all shareholders, TBCAM may
                       temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of
                       the same fund during any consecutive 12-month period.
                       Multiple exchanges out of the same fund that occur in the
                       same day will be considered one exchange. Accounts under
                       common ownership or control will be counted together for
                       purposes of the four exchange limit.

                       Exchange requests will not be honored until the distributor receives payment for the exchanged shares (up to 3 business days). An exchange involves a taxable redemption of shares surrendered in the exchange.

            By mail    -------------------------------------------------------------

                       o Send a letter of instruction to the distributor signed by each registered account owner.

                       o Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

                       o    Provide both account numbers.

                       o    Signature guarantees may be required (see below).


       By telephone    -------------------------------------------------------------

                       o If the account has telephone privileges, call the distributor.

                       o Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

                       o    Provide both account numbers.

                       o The distributor may ask for identification and all telephone transactions may be recorded.


                                     - 13 -
                                                    Mellon Equity Micro Cap Fund

--------------------------------------------------------------------------------

      How to redeem    All orders to redeem shares received by the distributor or
             shares    its agent before the close of regular trading on the New
                       York Stock Exchange will be executed at that day's share
                       price. Orders received after that time will be executed at the next business day's price. All redemption orders must be in good form. The fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to
                       seven days, as permitted by law. Shares redeemed within 30 days of purchase (7 days for the Intermediate Tax Exempt
                       Bond, Enhanced Yield, Emerging Markets Debt and
                       Opportunistic High Yield Bond Funds) may be subject to a
                       redemption fee. See page [     ] for more information.

            By mail    -------------------------------------------------------------

                       o Send a letter of instruction to the distributor signed by each registered account owner.

                       o State the name of the fund and number of shares or dollar amount to be sold.

                       o    Provide the account number.

                       o    Signature guarantees may be required (see below).

       By telephone    -------------------------------------------------------------

                       o If the account has telephone privileges, call the distributor.

  For check or wire    o    Proceeds will be mailed by check payable to the
                            shareholder of record to the address, or wired to the
                            bank as directed, on the account application.

                       o The distributor may ask for identification and all telephone transactions may be recorded.

             By fax    ------------------------------------------------------------

                       o    Fax the request to the distributor at 781-796-2864.

                       o Include your name, the name of the fund and the number of shares or dollar amount to be sold.

                       o Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

Through a financial    ------------------------------------------------------------
       intermediary
                       o    Contact your financial intermediary. Financial
                            intermediaries acting on an investor's behalf are
                            responsible for transmitting orders to the distributor
                            or its agent by the specified deadline.

                       ------------------------------------------------------------

          Good form    Good form means that you have provided adequate instructions and there are no outstanding claims against your account or transaction limitations on your account. Also, a signature guarantee may be required with certain requests.


                                     - 14 -
                                                    Mellon Equity Micro Cap Fund

--------------------------------------------------------------------------------

     Redemption fee    Short-term trading and excessive exchange activity in
                       certain types of funds may interfere with portfolio
                       management and have an adverse effect on the fund and its
                       shareholders. Each fund in the Mellon Institutional Funds
                       family of funds imposes a redemption fee of 2.00% of the
                       total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 30 days (7 days for the Intermediate Tax Exempt Bond,
                       Enhanced Yield, Emerging Markets Debt and Opportunistic High
                       Yield Bond Funds). The redemption fee is paid directly to
                       the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term
                       trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

                       The redemption fee does not apply to shares that were acquired through reinvestment of dividends or capital gains distributions, or to redemptions or exchanges by the following categories of transactions:

                       Certain Retirement Account Activity:

                       o Shares redeemed as a result of a retirement plan sponsor decision (e.g. retirement plan-wide re-allocations or termination).

                       o Retirement account redemptions as a result of minimum required distributions and returns of excess contributions.

                       o Shares redeemed as part of a retirement plan participant-directed distribution including, but not limited to: death distributions, loan withdrawals and Qualified Domestic Relations Orders ("QDROs").

                       Non-shareholder Directed Activity:

                       o Shares redeemed through an automatic, nondiscretionary rebalancing or asset re-allocation program, or via a systematic withdrawal plan.

                       Other Activity:

                       o    Redemptions of $2,500 or less.

                       o Rollovers, transfers and changes of account registration within a fund (provided the monies do not leave the fund), and redemptions in kind.

                       o Transactions that are not motivated by short-term trading considerations, which have received prior approval by the Mellon Institutional Fund's Chief
                            Compliance Officer.

                       The funds may assess redemption fees in any of these types of transactions if, in the opinion of the fund, the transaction is intended to circumvent the redemption fee policy.

                       While the funds seek to apply its redemption fee policy to all accounts, a fund may not be able to apply the fee to accounts which are maintained by some financial intermediaries ("Omnibus Accounts") because of the difficulty in identifying the individual investor transactions or the difficulty in identifying the investor responsible for a particular transaction even if the transaction itself is identified. To the extent a fund is able to identify excessive short-term trading in Omnibus
                       Accounts, the fund will seek the cooperation of the intermediary to enforce the Mellon Institutional Funds' redemption fee policy.

     Administrative    The fund pays administrative service fees. These fees are
        service fee    paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities
                       ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans
                       and their participants. As compensation for such services, the fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the fund's average daily net assets attributable to fund shares that
                       are held in accounts serviced by such Plan Administrator.

         Additional   The adviser or its affiliates may pay additional from their
       compensation   own resources to Plan compensation Administrators and other entities for administrative services, as well as in
                      consideration of marketing or other distribution-related
                      services relating to the Mellon Institutional Funds. These payments may provide an incentive for these entities to
                      actively promote the Mellon Institutional Funds above or
                      cooperate with the distributor's promotional efforts.


                                     - 15 -
                                                    Mellon Equity Micro Cap Fund

--------------------------------------------------------------------------------


Transaction and account policies

Accounts with low balances. If an account falls below $50,000 as a result of redemptions (and not because of performance), the distributor may ask the investor to increase the size of the account to $50,000 within 30 days. If the investor does not increase the account to $50,000 the distributor may redeem the account at net asset value and remit the proceeds to the investor.

In-kind purchases and redemptions. Securities you own may be used to purchase shares of the fund. The adviser will determine if the securities are consistent with the fund's objective and policies. If accepted, the securities will be valued the same way the fund values securities it already owns. A fund may make payment for redeemed shares wholly or in part by giving the investor portfolio securities. The redeeming shareholder will pay transaction costs to dispose of these securities and such transactions generally are treated as taxable sales of the securities you exchange for federal tax purposes.

Signature guarantees. A signature guarantee may be required for any written request to sell or exchange shares, or to change account information for telephone transactions.

The distributor will accept signature guarantees from:

o    members of the STAMP program or the Exchange's Medallion Signature Program

o    a broker or securities dealer

o    a federal savings, cooperative or other type of bank

o    a savings and loan or other thrift institution

o    a credit union

o    a securities exchange or clearing agency

A notary public cannot provide a signature guarantee.

Household delivery of fund documents

With your consent, a single prospectus and shareholder report may be sent to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by contacting Mellon Institutional Funds, either orally or in writing at the telephone number or address for the funds listed on the back cover of this prospectus. Mellon Institutional Funds will begin mailing prospectuses and shareholder reports to you within 30 days after receiving your revocation.

Valuation of shares

The fund offers its shares at the NAV per share of the fund next calculated after an order is placed and received in good order by the fund's distributor or its agent. See, "How to purchase shares" on page [ ]. The fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange
(NYSE) -- generally at 4:00 p.m., New York time -- on each day the NYSE is open. The fund's NAV will not be calculated on the days on which the NYSE is closed for trading, such as on national holidays. If the NYSE closes early, the fund accelerates calculation of NAV and transaction deadlines to that time. The fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. Certain short-term securities are valued on the basis of amortized cost.

Because foreign markets may be open at different times than the NYSE, the value of shares of a fund which invests in foreign securities may change on days when shareholders are not able to buy or sell them. Many securities markets outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in those markets may not fully reflect the events that occur after their close but before the close of the NYSE.

If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the market on which the security is principally traded (such as for foreign securities), a fund may value its assets by a method the trustees believe accurately reflects their fair value. The trustees have adopted fair value pricing procedures for determining the fair value of particular securities. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations or official closing prices.

Dividends and distributions

The fund intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The fund declares and distributes dividends from net investment income semi-annually and distributes net capital gains, if any, annually. All dividends and capital gains are reinvested in shares of the fund that paid them unless the shareholder elects to receive them in cash. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares.


                                     - 16 -
                                                    Mellon Equity Micro Cap Fund

Fund Details
--------------------------------------------------------------------------------
Tools used to combat short-term trading and excessive exchange activity

While the Mellon Institutional Funds family of funds provides its shareholders with daily liquidity, its investment programs are designed to serve long-term investors. The funds discourage short-term trading and excessive exchange activity in fund shares, as these activities may hurt the long-term performance of certain funds by requiring them to incur transactions costs, maintain an excessive amount of cash or liquidate portfolio holdings at a disadvantageous time. The funds do not have arrangements to accommodate investors who wish to engage in these activities. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the funds' shares to be excessive if:

o You sell shares within a short period of time after the shares were purchased;

o You make two or more purchases and redemptions within a short period of time;

o You enter into a series of transactions that is indicative of a timing pattern or strategy; or

o We reasonably believe that you have engaged in such practices in connection with other mutual funds.

The Board of Trustees of the Mellon Institutional Funds has adopted policies and procedures designed to discourage short-term trading and excessive exchange activity in the Funds. These include policies and procedures relating to:

o    trade activity monitoring;

o    exchange guidelines;

o    redemption fee on certain trades in certain funds; and

o    use of fair value pricing.

Each of these tools used by the funds to combat short-term trading and excessive exchange activity is described in more detail below.

Trade activity monitoring

The Mellon Institutional Funds monitor selected trades on a daily basis in an effort to detect short-term trading and excessive exchange activity in the funds. If, as a result of this monitoring, the Mellon Institutional Funds determine that a shareholder has engaged in short-term trading or excessive exchange activities, we will ask the shareholder to stop such activities and refuse to process further purchases or exchanges in the shareholder's accounts. In making such judgments, the Mellon Institutional Funds seek to act in a manner that we believe is consistent with the best interests of shareholders.

Exchange guidelines

As discussed further under "Investment and Account Information - How to exchange shares," you may make up to four exchanges out of the same fund in any twelve-month period. If you effect four exchanges out of the same fund during any consecutive twelve-month period, the Mellon Institutional Funds will reject any additional purchase or exchange orders with respect to that fund until such time as you are again entitled to effect an exchange under this policy. Multiple exchanges out of the same fund that occur in the same day will be considered a single exchange. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. See "Investment and Account Information - How to exchange shares" for more information.

Redemption fee

Pursuant to a policy adopted by the Board of Trustees, you will be charged a 2% redemption fee if you redeem, including by exchange, shares of the fund within 30 days of purchase (7 days for the Intermediate Tax Exempt Bond, Enhanced Yield, Emerging Markets Debt and Opportunistic High Yield Bond Funds). See "Investment and Account Information - Redemption Fee" for more information.

Fair value pricing

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset values are calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant change in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. See "Investment and Account Information - Valuation of Shares" for more information.

Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of short-term trading and excessive exchange activities.

Limitations on the effectiveness of these tools

Although these tools are designed to discourage short-term trading and excessive exchange activity, you should understand that none of these tools alone nor all of them taken together, can eliminate the possibility that such activity in the funds will occur. For example, the ability of a fund to monitor trades or exchanges by, and or to assess a redemption fee on, the


                                     - 17 -
                                                    Mellon Equity Micro Cap Fund

Fund Details
--------------------------------------------------------------------------------

underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. For this reason, these tools cannot eliminate the possibility of short-term trading and excessive exchange activities. Moreover, certain of these tools involve judgments that are inherently subjective. The Mellon Institutional Funds seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests.

Taxes

-------------------------------------------------------------------------------------------------------
Sales or exchanges of shares.              Usually capital gain or loss.  Tax rate depends on how long shares are held.

Distributions of long-term capital gain    Taxable as long-term capital gain.

Distributions of short-term capital gain   Taxable as ordinary income.

Dividends from net investment income       Taxable as either ordinary income or qualified dividend
                                           income taxable to individual shareholders at a maximum 15%
                                           U.S. Federal tax rate if so designated by the fund and
                                           certain other conditions are met by the fund and the
                                           shareholder, including holding period requirements.

-------------------------------------------------------------------------------------------------------

Every January, the fund provides information to its          Shareholders should generally avoid investing in the
shareholders about the fund's dividends and distributions,   fund shortly before an expected taxable dividend or
which are taxable even if reinvested, and about the          capital gain distribution.  Otherwise, a shareholder
shareholders' redemptions during the previous calendar       may pay taxes on dividends or distributions that are
year.  Any shareholder who does not provide the fund with    economically equivalent to a partial return of the
a correct taxpayer identification number and required        shareholder's investment.
certification may be subject to federal backup withholding
tax.                                                         Shareholders should consult their tax advisers about
                                                             their own particular tax situations.
------------------------------------------------------------------------------------------------------------------

                          The fund's service providers
        Principal Underwriter          Independent Registered Public Accounting Firm
   Mellon Funds Distributor, L.P.                       [        ]

    Custodian and Fund Accountant                     Legal Counsel
          Mellon Bank, N.A.              Wilmer Cutler Pickering Hale and Dorr LLP

           Transfer Agent
       Dreyfus Transfer, Inc.

                                     - 18 -
                                                    Mellon Equity Micro Cap Fund

                            For More
                            Information
                            ----------------------------------------------------

   Mellon Equity offers a   For investors who want more information about       Mellon Institutional Funds
broad array of investment   Mellon Equity Micro Cap Fund, the following         P.O. Box 8585
   services that includes   documents are available free upon request.          Boston, MA 02266-8585
   management of [      ]
             portfolios..                                                       Telephone: 1.800.221.4795
                            Annual/Semiannual Reports
                                                                                Email: mifunds@mellon.com
                            Additional information about the fund's
                            investments is available in the fund's              Internet:
                            annual and semiannual reports to                    http://
                            shareholders, as well as the fund's                 www.melloninstitutionalfunds.com
                            quarterly reports filed with the
                            Securities and Exchange Commission.                 Investors can review the fund's reports
                            The fund's annual report contains a                 and SAI at the Public Reference Room of
                            discussion of the market conditions and             the Securities and Exchange
                            investment strategies that                          Commission.  Call 202.942.8090 for
                            significantly affected the fund's                   hours of operation.  Investors can get
                            performance during its last fiscal year.            text-only copies.

                            Statement of Additional Information                 o    For a fee, by writing the
                            (SAI)                                                    Public Reference Room of the
                                                                                     Commission, Washington, D.C.
                            The SAI provides more detailed                           20549-6009
                            information about the fund and is
                            incorporated into this prospectus by                o    For a fee, by sending an email
                            reference.                                               or electronic request to the
                                                                                     Public Reference Room of the
                                                                                     Commission at publicinfo@sec.gov
                            Investors can get free copies of
                            reports and the SAI, request other                  o    Free from the Commission's
                            information and discuss their                            Internet website at
                            questions about the fund by                              http://www.sec.gov
                            contacting the fund at:



                                     [Logo]
                                     Mellon

                           --------------------------
                           Mellon Institutional Funds

                                ONE BOSTON PLACE

                              BOSTON, MA 02108-4408

                                  800.221.4795

                        WWW.MELLONINSTITUTIONALFUNDS.COM

                                                          Investment Company Act

                                                          File Number (811-4813)

                              - 19 -

                                                    Mellon Equity Micro Cap Fund

                                                   [Logo]
                                                   Mellon

                                                   --------------------------
                                                   Mellon Institutional Funds








Prospectus

--------------------------------------------------------------------------------
__________, 2006         The Boston Company Emerging Markets Core Equity Fund























                    The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                    The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.


Contents

--------------------------------------------------------------------------------------------------------


Risk/Return Summary..........................................................................[  ]
             Who may want to invest..........................................................[  ]
             Mutual fund risks...............................................................[  ]
             The Boston Company Emerging Markets Core Equity Fund............................[  ]

The Fund's Investments and Related Risks.....................................................[  ]
             Principal investments...........................................................[  ]
             Additional investment policies..................................................[  ]

The Investment Adviser.......................................................................[  ]
             About The Boston Company Asset Management, LLC..................................[  ]
             Fund managers...................................................................[  ]
             Advisory services and fees......................................................[  ]

Investment and Account Information...........................................................[  ]
             How to purchase shares..........................................................[  ]
             How to exchange shares..........................................................[  ]
             How to redeem shares............................................................[  ]
             Redemption fee..................................................................[  ]
             Transaction and account policies................................................[  ]
             Household delivery of fund documents............................................[  ]
             Valuation of shares.............................................................[  ]
             Dividends and distributions.....................................................[  ]

Fund Details.................................................................................[  ]
             Tools used to combat short-term trading and excessive exchange activity........................................................................[  ]
             Taxes...........................................................................[  ]
             The fund's service providers....................................................[  ]

For More Information.........................................................................[  ]


                            The Boston Company Emerging Markets Core Equity Fund


Risk/Return Summary
------------------------------------------------------------------------------------------------------------------------------

The Boston Company Asset Management, LLC ("TBCAM") manages The Boston Company
Emerging Markets Core Equity Fund. The fund seeks long-term growth of capital.                         TBCAM manages more than
                                                                                                 $59.9 billion of assets for a
                                                                                                 broad range of clients in the
                                                                                                         U.S. and abroad as of
                                                                                                            December 31, 2005.


------------------------------------------------------------------------------------------------------------------------------

Who may want to invest

The Boston Company Emerging Markets Core Equity Fund may be appropriate for investors:               A description of the fund
                                                                                                   begins on the next page and
o  Seeking to invest over the long term and willing to ride out market swings.                       includes more information
                                                                                                          about the fund's key
o  Who do not need stable income and are willing to tolerate more risk than fixed income           investments and strategies,
   investments.                                                                                     principal risk factors and
                                                                                                                     expenses.
o  Comfortable with the risks of the stock market and the risks of investing primarily in foreign stocks and currency markets.



------------------------------------------------------------------------------------------------------------------------------

Mutual fund risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                            The Boston Company Emerging Markets Core Equity Fund


Risk/Return Summary
------------------------------------------------------------------------------------------------------------------------------


                     -----------------------------------------------------------------------------


                     -----------------------------------------------------------------------------
         Investment  Long-term growth of capital.
          Objective
                     -----------------------------------------------------------------------------
Key investments and  The fund invests, under normal circumstances, at least 80% of its net strategies  assets in equity securities of companies that located in foreign countries represented in the Morgan Stanley Capital International
                     Emerging Market (MSCI EM) Index. The fund may also enter into equity index futures contracts based primarily on the indices of the countries included in the MSCI EM Index and Canada.

                     -----------------------------------------------------------------------------
    How investments  The fund employs a bottom-up investment approach which emphasizes are selected  individual stock selection for the fund.


                     o Stock selection. The adviser uses proprietary quantitative models and traditional qualitative analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts.

                     o Country allocations. The adviser seeks to generally allocate country weights in accordance with the index.
                        Deviations from the index weightings may occur.

                     o  Sector and industry allocation. The adviser uses the
                        sector and industry allocation of the index as a guide, but allocations may differ from those of the index.

                     The fund's stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EM index, frequently has a below-average price/earning ratios and above-average earnings growth trend.

                            The Boston Company Emerging Markets Core Equity Fund

Risk/Return Summary
-------------------------------------------------------------------------------

                        --------------------------------------------------------
Principal risks of      Investors could lose money on their investments in the
investing in the fund   fund or the fund could perform less well than other
                        possible investments if any of the following occurs:

                        o  Foreign stock markets fall in value.

                        o An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

                        o  The adviser's judgment about the
                           attractiveness, relative value or potential appreciation of a particular market sector or security proves to be incorrect.

                        o  During periods of extreme stock market
                           volatility, the fund has difficulty closing out its position in equity index futures contracts or closing out the position at a price the adviser believes reflects the value of the securities which make up the underlying index.

   Foreign investment   Prices of foreign securities may go down because of
   risks                unfavorable foreign government actions, political,
                        economic or market instability or the absence of accurate information about foreign companies.
                        Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.
                        Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.
                        These risks are more severe for securities of issuers in emerging market countries.

      Emerging market   The risks associated with foreign investments are
      risks             increased for investments in emerging market
                        issuers. An emerging market is any country not represented in the MSCI International World Index, which is an index of stocks of companies in developed countries. Emerging markets include issuers in Asia (including Russia), Eastern
                        Europe, Latin and South America, the Mediterranean and Africa. The securities of emerging market issuers may experience rapid and significant price changes, including price drops.





Risks of investing in   Smaller companies may have limited product lines,
small cap companies     markets and financial resources. They may have
                        shorter operating histories and more volatile businesses. The prices of small cap foreign stocks, and particularly small cap emerging market stocks, tend to be more volatile than prices of other foreign stocks. In addition, it may be harder to sell these stocks, which can reduce their selling prices.

                            The Boston Company Emerging Markets Core Equity Fund

Risk/Return Summary
-------------------------------------------------------------------------------

                    ------------------------------------------------------------
      Total return  The Fund commenced operations on ___________, 2006. Because performance  the fund does not have a full year of operations it does not disclose any performance history in the prospectus. The fund's past performance does not necessarily indicate how the fund will perform in the future. The fund's shares, when redeemed, may be worth more or less than their initial cost.


Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Based on estimates for the fiscal
year ending 9/30/06

Shareholder fees                          None

(fees paid directly from your investment)

Redemption fee (1)                        2.00%

(as a percentage of total redemption
proceeds)

Annual fund operating expenses (2)

(expenses that are deducted from fund
assets)

   Management fees                                     [ ]%
   Distribution (12b-1) fees                           None
   Other expenses (3)                                  [ ]%
   Total annual fund operating expenses                [ ]%
                                                       ----

(1) A redemption fee applies to any shares redeemed (either by selling or exchanging to another fund) within 30 days of purchase, except those shares held by the category of shareholders described under the "Investment and Account information" section of this prospectus.

(2) Because TBCAM has agreed to cap the fund's operating expenses, the fund's actual expenses are estimated to be:

    Management fees                           [ ]%
    Other expenses                            [ ]%
    Total annual fund operating expenses      [ ]%

This cap may be changed or eliminated at any time.

(3) Estimated for the current fiscal year.



Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:

o  You invest $10,000 in the fund for the time periods indicated;

o  You redeem at the end of each period;

o  Your investment has a 5% return each year; and

o  The fund's operating expenses have not been capped and remain constant.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

         After 1 Year            After 3 Years
             $[ ]                    $[ ]


                            The Boston Company Emerging Markets Core Equity Fund

The Fund's Investments and Related Risks
--------------------------------------------------------------------------------

Additional information about the fund's principal investments

Equity investments. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, equity index futures contracts, investment grade convertible securities (which may include preferred securities), depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts and equity participations.

Foreign securities. The fund invests primarily in securities of companies located in foreign countries and particularly those companies located in emerging markets. The fund intends to invest in a broad range of countries and will invest generally in a minimum of five different countries. However, the fund is not required to invest in every country represented in, or to match the country weightings of, its index and may deviate from the country weightings of, its index. The risks of investing in foreign securities and emerging market securities are described under "Principal risks of investing in the fund."

Market sector risks. At times, more than 25% of the fund's assets may be invested in a particular market sector, such as the technology, health care or financial services sectors. To the extent the fund invests a greater portion of its assets in a particular market sector, the fund will be subject to a greater degree of risk of the industries that comprise such market sector and may be subject to greater market fluctuations.

Additional investment policies

Defensive investing. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable for a time to achieve its investment objective.

Derivative contracts. The fund, at times, may use derivative contracts for any of the following purposes:

o To hedge against adverse changes in the market value of securities held by or to be bought for the fund caused by changing interest rates or currency exchange rates.

o  As a substitute for purchasing or selling securities.

o  To enhance the fund's potential gain in non-hedging situations.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative contracts can have a big impact on a portfolio's interest rate or currency exposure. Therefore, using derivatives can disproportionately increase portfolio losses and reduce opportunities for gains when interest rates or currency rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's portfolio holdings.

Counterparties to OTC derivative contracts present the same types of credit risk as issuers of fixed income securities. OTC derivatives can also make a fund's portfolio less liquid and harder to value, especially in volatile markets.

                            The Boston Company Emerging Markets Core Equity Fund

--------------------------------------------------------------------------------

Fixed income securities. The fund may invest up to 20% of its net assets in fixed income securities and may invest in preferred stocks of any credit quality if common stocks of that company are not available. The fund's fixed income securities may be of any maturity or duration. The fund's fixed income securities may have all types of interest rate payment and reset terms. These securities may be issued by the U.S. government or any of its agencies, foreign governments or their subdivisions and U.S. and foreign companies. Although the fund may invest in fixed income securities of any credit quality, the fund will not invest more than 5% of its net assets in below investment grade securities at the time of investment.

Securities lending. The fund may seek to increase its income by lending portfolio securities to financial institutions, such as certain broker-dealers. In order to secure their obligations to return securities loaned by the fund, borrowers will deposit collateral in an amount maintained on a current basis at least equal to the market value of the securities loaned. The value of the securities loaned by the fund will not exceed 33 1/3% of the value of the fund's total assets. The fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the fund.

Impact of high portfolio turnover. The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Portfolio holdings. A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's statement of additional information and on the fund's website at www.melloninstitutionalfunds.com.

Investment objective. The fund's investment objective may be changed by the fund's trustees without shareholder approval. However, the fund's key investment strategy of investing at least 80% of net assets in a particular type of security may not be changed unless the fund provides 60 days advance notice to its shareholders.

                            The Boston Company Emerging Markets Core Equity Fund

The Investment Adviser
--------------------------------------------------------------------------------

                      About The Boston Company Asset
                      Management, LLC ("TBCAM")

TBCAM offers a broad  TBCAM was founded in 1970 and manages more than $59.9
array of investment   billion in assets in international and domestic equity and
services that         balanced portfolios for public, corporate, Taft-Hartley,
include management    defined benefit plans, as well as endowments and
of domestic and       foundation clients and subadvised relationships, as of
international equity December 31, 2005. TBCAM is the adviser to the fund. portfolios.

                      TBCAM is an indirect subsidiary of Mellon Financial Corporation. Mellon is a global financial services company with approximately $4.5 trillion of assets under management, administration or custody, including approximately $766 billion under management as of December 31, 2005. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions.

                      TBCAM believes that experience is a prerequisite for long-term investment success. But experience alone is insufficient in a world of complex new securities and rapidly changing technologies. To keep pace with today's investment markets, TBCAM has built a staff which balances enthusiasm and intellectual curiosity with professional and technical expertise. This combination of experience and enthusiasm, tradition and innovation has worked well and serves as a blueprint for future growth at TBCAM.

                      TBCAM relies on a combination of traditional fundamental research, which is the product of a seasoned staff of specialists, and innovative quantitative analysis, which uses sophisticated computer-based models to help identify potentially attractive securities in equity markets. In each market, TBCAM seeks to discover opportunity by attention to detail and adherence to a strict set of disciplines. TBCAM uses fundamental research to uncover securities that have been overlooked or misunderstood in the marketplace. Such issues are frequently undervalued and present growth opportunities that can be exploited by TBCAM's portfolio managers.

                      TBCAM strives to balance individual insight with the shared wisdom of the investment team. By combining technology and an experienced research staff, TBCAM has built a powerful internal network of overlapping resources.






                             Investment Adviser

                  The Boston Company Asset Management, LLC
                              One Boston Place
                              Boston, MA 02108

                            The Boston Company Emerging Markets Core Equity Fund


------------------------------------------------------------------------------------------------------------------------------------
Fund managers
------------------------------------------------------------------------------------------------------------------------------------
Daniel B. LeVan, CFA                             Senior Vice President, Dan has served as the co-portfolio manager and analyst for
                                                 the fund since its inception in [              ], 2006.  Dan joined TBCAM in 1994
                                                 and has over 11 years of investment experience in managing client portfolios.
                                                 Dan is a member of the portfolio management team for the Global Equity, Emerging
                                                 Markets Core Equity and International Core Equity disciplines.  In addition, Dan is also responsible for conducting research covering the information technology sector.
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Collins                                 Assistant Vice President, Peter has served as the co-portfolio manager and
                                                 analyst for the fund since its inception in [              ], 2006.  Dan joined
                                                 TBCAM in 1996 and is an equity research analyst for the Global Equity,
                                                 International Core Equity and International Small Cap Equity strategies.  In addition, Peter is responsible for conducting research covering the utilities sector.
------------------------------------------------------------------------------------------------------------------------------------


The Statement of Additional Information includes additional information about these portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership, if any, in the shares of the fund.

                            The Boston Company Emerging Markets Core Equity Fund

--------------------------------------------------------------------------------


                  Advisory services and fees

                  TBCAM provides the fund with portfolio management and investment research services. The adviser places orders to buy and sell the fund's portfolio securities and manages the fund's business affairs. The adviser is entitled to an advisory fee for these services as set forth in the table below. The adviser has agreed to limit the fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses). This agreement is temporary and may be terminated or changed at any time.

                  ----------------------------------------------------------------------------------------------------------------


                  ----------------------------------------------------------------------------------------------------------------
                                         [ ]%                                                    [ ]%
                  ----------------------------------------------------------------------------------------------------------------


                  *Current expense limitation, also shown as a percentage of the fund's average net assets, represents a voluntary cap on the fund's total expenses. If the actual advisory fee rate is less than the contractual advisory fee rate, the cap would be triggered and advisory fees would be waived by Newton.

                  A discussion regarding the factors considered by the board of trustees in approving the fund's investment advisory agreement will be available in the Fund's annual report to shareholders for the period ending September 30, 2006.

                            The Boston Company Emerging Markets Core Equity Fund

Investment and Account Information
--------------------------------------------------------------------------------

How to purchase shares  Minimum initial investment:  $100,000

                        Minimum subsequent investment: $5,000

                        Minimum investments may be waived by the distributor for investors in omnibus accounts and clients and employees of TBCAM, its affiliates and their immediate family members.

                        All orders to purchase shares received in good form by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All orders must be in good form and accompanied by payment. The fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

              By Check  --------------------------------------------------------

    Opening an account  o  Send a check to the distributor payable to Mellon
                           Institutional Funds with the completed original account application.

  Adding to an account  o  Send a check to the distributor payable to Mellon
                           Institutional Funds and a letter of instruction with the account name and number and effective date of the request.

                        o Payment must be made in U.S. dollars and drawn on a U.S. bank. The fund does not accept third-party checks, travelers' checks, credit card checks or money orders.

               By wire   -------------------------------------------------------

    Opening an account  o  Send the completed original account application to the distributor.

                        o  Call the distributor to obtain an account number.

                        o Instruct your bank to wire the purchase amount to Mellon Trust of New England, N.A. (see below).

  Adding to an account  o  Call the distributor.  Instruct your bank to wire the amount of the additional investment to Mellon Trust of New England, N.A. (see below).

                By fax  --------------------------------------------------------

    Opening an account  o  Fax the completed account application to
                           781-796-2864.

                        o Mail the original account application to the distributor.

                        o Follow the instructions for opening an account by wire.

  Adding to an account  o  Fax a letter of instruction to 781-796-2864 with the account name and number and effective date of the request.

                        o Call the distributor. Instruct your bank to wire the amount of the additional investment to Mellon Trust of New England, N.A.

                            The Boston Company Emerging Markets Core Equity Fund

--------------------------------------------------------------------------------

  Through a financial
        intermediary    --------------------------------------------------------

     Opening or adding   o  Contact your financial intermediary. Financial
       to an account        intermediaries acting on an investor's behalf are
                            responsible for transmitting orders to the distributor or its agent by the specified deadline.

                        ----------------------------------------------------------------------------------------------------------
                            The distributor's address is:                        Wire instructions:

                            Mellon Funds Distributor, L.P.                       Mellon Trust of New England, N.A.
                            P.O. Box 8585                                        Boston, MA
                            Boston, Massachusetts 02266-8585                     ABA#: 011 001 234
                            Tel: 1-800-221-4795                                  Account #: 56-5849
                            Fax: 781-796-2864                                    Fund name:
                            Email: mifunds@mellon.com                            Investor account #:
                        ----------------------------------------------------------------------------------------------------------

How to exchange shares        You may exchange shares of the
                              fund for shares of any other fund in the Mellon
                              Institutional Funds family of funds, if the registration of both accounts is identical. Shares exchanged within 30 days of purchase (7 days for the Intermediate Tax Exempt Bond, Enhanced Yield,
                              Emerging Markets Debt and Opportunistic High Yield
                              Bond Funds) may be subject to a redemption fee.
                              See page [ ] for more information. A fund may refuse any exchange order and may modify or terminate its exchange privilege affecting all shareholders on 60 days' notice. Because excessive account transactions can disrupt the management of a fund and increase fund costs for all shareholders, TBCAM may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the same fund during any consecutive 12-month period.
                              Multiple exchanges out of the same fund that occur in the same day will be considered one exchange.
                              Accounts under common ownership or control will be counted together for purposes of the four exchange limit.

                              Exchange requests will not be honored until the distributor receives payment for the exchanged shares (up to 3 business days). An exchange involves a taxable redemption of shares surrendered in the exchange.

               By mail  --------------------------------------------------------

                        o Send a letter of instruction to the distributor signed by each registered account owner.

                        o Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

                        o  Provide both account numbers.

                        o  Signature guarantees may be required (see below).

          By telephone  --------------------------------------------------------

                        o If the account has telephone privileges, call the distributor.

                        o Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

                        o  Provide both account numbers.

                        o The distributor may ask for identification and all telephone transactions may be recorded.

                            The Boston Company Emerging Markets Core Equity Fund

--------------------------------------------------------------------------------

How to redeem shares    All orders to redeem shares received by the
                        distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All redemption orders must be in good form. The fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Shares redeemed within 30 days of purchase (7 days for the Intermediate Tax
                        Exempt Bond, Enhanced Yield, Emerging Markets Debt and Opportunistic High Yield Bond Funds) may be subject to a redemption fee. See page [ ] for more information.



               By mail  --------------------------------------------------------

                        o Send a letter of instruction to the distributor signed by each registered account owner.

                        o State the name of the fund and number of shares or dollar amount to be sold.

                        o  Provide the account number.

                        o  Signature guarantees may be required (see below).

          By telephone  --------------------------------------------------------

                        o If the account has telephone privileges, call the distributor.

     For check or wire  o  Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

                        o The distributor may ask for identification and all telephone transactions may be recorded.

               By fax   --------------------------------------------------------

                        o  Fax the request to the distributor at 781-796-2864.

                        o Include your name, the name of the fund and the number of shares or dollar amount to be sold.

                        o Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

   Through a financial
          intermediary  --------------------------------------------------------

                        o Contact your financial intermediary. Financial intermediaries acting on an investor's behalf are responsible for transmitting orders to the distributor or its agent by the specified deadline.

                        --------------------------------------------------------

             Good form  Good form means that you have provided adequate instructions and there are no outstanding claims against your account or transaction limitations on your account. Also, a signature guarantee may be required with certain requests.

                            The Boston Company Emerging Markets Core Equity Fund

--------------------------------------------------------------------------------





        Redemption fee  Short-term trading and excessive exchange activity in certain types of funds may interfere with portfolio management and have an adverse effect on the fund and its shareholders. Each fund in the Mellon Institutional Funds family of funds imposes a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if you sell or exchange your shares after holding them for less than 30 days (7 days for the Intermediate Tax Exempt Bond, Enhanced Yield, Emerging Markets Debt and Opportunistic High Yield Bond Funds). The redemption fee is paid directly to the fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

                        The redemption fee does not apply to shares that were acquired through reinvestment of dividends or capital gains distributions, or to redemptions or exchanges by the following categories of transactions:

                        Certain Retirement Account Activity:

                            o Shares redeemed as a result of a retirement plan sponsor decision (e.g. retirement plan-wide re-allocations or termination).

                            o Retirement account redemptions as a result of minimum required distributions and returns of excess contributions.

                            o Shares redeemed as part of a retirement plan participant-directed distribution including, but not limited to: death distributions, loan withdrawals and Qualified Domestic Relations Orders ("QDROs").

                        Non-shareholder Directed Activity:

                            o  Shares redeemed through an automatic,
                               nondiscretionary rebalancing or asset
                               re-allocation program, or via a systematic withdrawal plan.

                        Other Activity:

                            o  Redemptions of $2,500 or less.

                            o Rollovers, transfers and changes of account registration within a fund (provided the monies do not leave the fund), and redemptions in kind.

                            o  Transactions that are not motivated by
                               short-term trading considerations, which have received prior approval by the Mellon Institutional Fund's Chief Compliance Officer.

                        The funds may assess redemption fees in any of these types of transactions if, in the opinion of the fund, the transaction is intended to circumvent the redemption fee policy.

                        While the funds seek to apply its redemption fee policy to all accounts, a fund may not be able to apply the fee to accounts which are maintained by some financial intermediaries ("Omnibus Accounts") because of the difficulty in identifying the individual investor transactions or the difficulty in identifying the investor responsible for a particular transaction even if the transaction itself is identified. To the extent a fund is able to identify excessive short-term trading in Omnibus Accounts, the fund will seek the cooperation of the intermediary to enforce the Mellon Institutional Funds' redemption fee policy.

Administrative service  The fund pays administrative service fees.
                   fee These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the fund may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator.

            Additional The adviser or its affiliates may pay additional compensation from their own resources to Plan compensation
                        Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services relating to the Mellon Institutional Funds. These payments may provide an incentive for these entities to actively promote the Mellon Institutional Funds above or cooperate with the distributor's promotional efforts.

                            The Boston Company Emerging Markets Core Equity Fund

--------------------------------------------------------------------------------



Transaction and account policies

Accounts with low balances. If an account falls below $50,000 as a result of redemptions (and not because of performance), the distributor may ask the investor to increase the size of the account to $50,000 within 30 days. If the investor does not increase the account to $50,000 the distributor may redeem the account at net asset value and remit the proceeds to the investor.

In-kind purchases and redemptions. Securities you own may be used to purchase shares of the fund. The adviser will determine if the securities are consistent with the fund's objective and policies. If accepted, the securities will be valued the same way the fund values securities it already owns. A fund may make payment for redeemed shares wholly or in part by giving the investor portfolio securities. The redeeming shareholder will pay transaction costs to dispose of these securities and such transactions generally are treated as taxable sales of the securities you exchange for federal tax purposes.

Signature guarantees. A signature guarantee may be required for any written request to sell or exchange shares, or to change account information for telephone transactions.

The distributor will accept signature guarantees from:

o  members of the STAMP program or the
   Exchange's Medallion Signature Program

o  a broker or securities dealer

o  a federal savings, cooperative or other type of bank

o  a savings and loan or other thrift institution

o  a credit union

o  a securities exchange or clearing agency

A notary public cannot provide a signature guarantee.

Household delivery of fund documents

With your consent, a single prospectus and shareholder report may be sent to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by contacting Mellon Institutional Funds, either orally or in writing at the telephone number or address for the funds listed on the back cover of this prospectus. Mellon Institutional Funds will begin mailing prospectuses and shareholder reports to you within 30 days after receiving your revocation.

Valuation of shares

The fund offers its shares at the NAV per share of the fund next calculated after an order is placed and received in good order by the fund's distributor or its agent. See, "How to purchase shares" on page [ ]. The fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange
(NYSE) -- generally at 4:00 p.m., New York time -- on each day the NYSE is open. The fund's NAV will not be calculated on the days on which the NYSE is closed for trading, such as on national holidays. If the NYSE closes early, the fund accelerates calculation of NAV and transaction deadlines to that time. The fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. Certain short-term securities are valued on the basis of amortized cost.

Because foreign markets may be open at different times than the NYSE, the value of shares of a fund which invests in foreign securities may change on days when shareholders are not able to buy or sell them. Many securities markets outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in those markets may not fully reflect the events that occur after their close but before the close of the NYSE.

If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the market on which the security is principally traded (such as for foreign securities), a fund may value its assets by a method the trustees believe accurately reflects their fair value. The trustees have adopted fair value pricing procedures for determining the fair value of particular securities. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations or official closing prices.

The fund's fair value pricing procedures require the fund to fair value foreign equity securities if there has been a movement (either up or down) in the U.S. equity markets that exceeds a specified daily threshold. Although the threshold may be revised from time to time, and the number of days on which fair value prices will be used will depend on market activity, it is expected that the fund will use fair value prices for foreign equity securities in its portfolio to a significant extent, including as frequently as several times a week.

Dividends and distributions

The fund intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The fund declares and distributes dividends from net investment income semi-annually and distributes net capital gains, if any, annually. All dividends and capital gains

                            The Boston Company Emerging Markets Core Equity Fund

Investment and Account Information
--------------------------------------------------------------------------------
are reinvested in shares of the fund that paid them unless the shareholder elects to receive them in cash. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares.

                            The Boston Company Emerging Markets Core Equity Fund

Fund Details
--------------------------------------------------------------------------------

Tools used to combat short-term trading and excessive exchange activity

While the Mellon Institutional Funds family of funds provides its shareholders with daily liquidity, its investment programs are designed to serve long-term investors. The funds discourage short-term trading and excessive exchange activity in fund shares, as these activities may hurt the long-term performance of certain funds by requiring them to incur transactions costs, maintain an excessive amount of cash or liquidate portfolio holdings at a disadvantageous time. The funds do not have arrangements to accommodate investors who wish to engage in these activities. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the funds' shares to be excessive if:

o You sell shares within a short period of time after the shares were purchased;

o  You make two or more purchases and redemptions within a short period of time;

o You enter into a series of transactions that is indicative of a timing pattern or strategy; or

o We reasonably believe that you have engaged in such practices in connection with other mutual funds.

The Board of Trustees of the Mellon Institutional Funds has adopted policies and procedures designed to discourage short-term trading and excessive exchange activity in the Funds. These include policies and procedures relating to:

o  trade activity monitoring;

o  exchange guidelines;

o  redemption fee on certain trades in certain funds; and

o  use of fair value pricing.

Each of these tools used by the funds to combat short-term trading and excessive exchange activity is described in more detail below.

Trade activity monitoring

The Mellon Institutional Funds monitor selected trades on a daily basis in an effort to detect short-term trading and excessive exchange activity in the funds. If, as a result of this monitoring, the Mellon Institutional Funds determine that a shareholder has engaged in short-term trading or excessive exchange activities, we will ask the shareholder to stop such activities and refuse to process further purchases or exchanges in the shareholder's accounts. In making such judgments, the Mellon Institutional Funds seek to act in a manner that we believe is consistent with the best interests of shareholders.

Exchange guidelines

As discussed further under "Investment and Account Information - How to exchange shares," you may make up to four exchanges out of the same fund in any twelve-month period. If you effect four exchanges out of the same fund during any consecutive twelve-month period, the Mellon Institutional Funds will reject any additional purchase or exchange orders with respect to that fund until such time as you are again entitled to effect an exchange under this policy. Multiple exchanges out of the same fund that occur in the same day will be considered a single exchange. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. See "Investment and Account Information - How to exchange shares" for more information.

Redemption fee

Pursuant to a policy adopted by the Board of Trustees, you will be charged a 2% redemption fee if you redeem, including by exchange, shares of the fund within 30 days of purchase (7 days for the Intermediate Tax Exempt Bond, Enhanced Yield, Emerging Markets Debt and Opportunistic High Yield Bond Funds). See "Investment and Account Information - Redemption Fee" for more information.

Fair value pricing

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset values are calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant change in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees. See "Investment and Account Information - Valuation of Shares" for more information.

Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of short-term trading and excessive exchange activities.

Limitations on the effectiveness of these tools

Although these tools are designed to discourage short-term trading and excessive exchange activity, you should understand that none of these tools alone nor all of them taken together, can eliminate the possibility that such activity in the funds will occur. For example, the ability of a fund to monitor trades or exchanges by, and or to assess a redemption fee on,

                            The Boston Company Emerging Markets Core Equity Fund
the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. For this reason, these tools cannot eliminate the possibility of short-term trading and excessive exchange activities. Moreover, certain of these tools involve judgments that are inherently subjective. The Mellon Institutional Funds seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests.

Taxes

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Sales or exchanges of shares.              Usually capital gain or loss. Tax rate depends on how long shares are held.

Distributions of long-term capital gain    Taxable as long-term capital gain.

Distributions of short-term capital gain   Taxable as ordinary income.

Dividends from net investment income       Taxable as  either ordinary income or qualified dividend income taxable to individual shareholders at a maximum 15% U.S. Federal tax rate if so designated by the fund and certain other conditions are met by the fund and the shareholder, including holding period
                                           requirements.
----------------------------------------------------------------------------------------------------------------------

Every January, the fund provides information to its          Shareholders should generally avoid investing in the
shareholders about the fund's dividends and distributions,   fund shortly before an expected taxable dividend or
which are taxable even if reinvested, and about the          capital gain distribution.  Otherwise, a shareholder
shareholders' redemptions during the previous calendar       may pay taxes on dividends or distributions that are
year.  Any shareholder who does not provide the fund with    economically equivalent to a partial return of the
a correct taxpayer identification number and required        shareholder's investment.
certification may be subject to federal backup withholding
tax.                                                         Shareholders should consult their tax advisers about
                                                             their own particular tax situations.
----------------------------------------------------------------------------------------------------------------------


                                            The fund's service providers

                   Principal Underwriter                          Independent Registered Public Accounting Firm
              Mellon Funds Distributor, L.P.                                           [          ]

               Custodian and Fund Accountant                                      Legal Counsel
                     Mellon Bank, N.A.                              Wilmer Cutler Pickering Hale and Dorr LLP

                      Transfer Agent
                  Dreyfus Transfer, Inc.

                            The Boston Company Emerging Markets Core Equity Fund

                                   For More
                                   Information
                                   ----------------------------------------------------------------------------------


         The Boston Company Asset  For investors who want more information   Mellon Institutional Funds
 Management, LLC is an investment  about The Boston Company Emerging         P.O. Box 8585
       advisory firm that manages  Markets Core Equity Fund, the following   Boston, MA 02266-8585
 assets for public, corporate and  documents are available free upon
     Taft-Hartley defined benefit  request.                                  Telephone: 1.800.221.4795
         plans and endowments and
  foundations clients, as well as  Annual/Semiannual Reports                 Email: mifunds@mellon.com
    mutual funds.  TBCAM offers a
        broad array of investment  Additional information about the fund's   Internet:
           services that includes  investments is available in the fund's    http:// www.melloninstitutionalfunds.com
       management of domestic and  annual and semiannual reports to
 international equity portfolios.  shareholders, as well as the fund's       Investors can review the fund's reports
                                   quarterly reports filed with the          and SAI at the Public Reference Room of
                                   Securities and Exchange Commission.       the Securities and Exchange
                                   The fund's annual report contains a       Commission.  Call 202.942.8090 for
                                   discussion of the market conditions and   hours of operation.  Investors can get
                                   investment strategies that                text-only copies.
                                   significantly affected the fund's
                                   performance during its last fiscal year.  o    For a fee, by writing the
                                                                                  Public Reference Room of the
                                   Statement of Additional Information            Commission, Washington, D.C.
                                   (SAI)                                          20549-6009

                                   The SAI provides more detailed            o    For a fee, by sending an email
                                   information about the fund and is              or electronic request to the
                                   incorporated into this prospectus by           Public Reference Room of the
                                   reference.                                     Commission at publicinfo@sec.gov

                                                                             o    Free from the Commission's
                                   Investors can get free copies of               Internet website at
                                   reports and the SAI, request other             http://www.sec.gov
                                   information and discuss their
                                   questions about the fund by
                                   contacting the fund at:




                                     [Logo]
                                     Mellon

                           --------------------------
                           Mellon Institutional Funds

                                ONE BOSTON PLACE

                              BOSTON, MA 02108-4408

                                  800.221.4795

                        WWW.MELLONINSTITUTIONALFUNDS.COM

                                                          Investment Company Act

                                                          File Number (811-4813)

                            The Boston Company Emerging Markets Core Equity Fund

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



[      ], 2006


                                 [LOGO] Mellon
                           --------------------------
                           Mellon Institutional Funds

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                             Mellon Financial Center
                                One Boston Place
                           Boston, Massachusetts 02108
                                 (800) 221-4795

                       STATEMENT OF ADDITIONAL INFORMATION

                          Mellon Equity Micro Cap Fund


This Statement of Additional Information ("SAI") is not a prospectus. The SAI expands upon and supplements the information contained in the prospectus dated
[    ], 2006, as amended and/or supplemented from time to time, of Mellon Equity
Micro Cap Fund (the "Fund"), a series of Mellon Institutional Funds Investment Trust (the "Trust").

This SAI should be read in conjunction with the Fund's prospectus. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission ("SEC"). Investors can get free copies of reports and the prospectus, request other information and discuss their questions about the Fund by contacting the Fund at the phone number above.


                                    Contents

INVESTMENT OBJECTIVES AND POLICIES...............................................3
DESCRIPTION OF SECURITIES AND RELATED RISKS......................................3
INVESTMENT TECHNIQUES AND RELATED RISK...........................................9
INVESTMENT RESTRICTIONS.........................................................16
PORTFOLIO HOLDINGS DISCLOSURE...................................................18
MANAGEMENT......................................................................19
ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS.............................26
CODE OF ETHICS..................................................................29
SUMMARY OF PROXY VOTING POLICY AND PROCEDURES...................................29
PURCHASE AND REDEMPTION OF SHARES...............................................31
PORTFOLIO TRANSACTIONS..........................................................32
DETERMINATION OF NET ASSET VALUE................................................32
THE FUND AND ITS SHARES.........................................................33
TAXATION........................................................................34
ADDITIONAL INFORMATION..........................................................40
EXPERTS AND FINANCIAL STATEMENTS................................................40

                       INVESTMENT OBJECTIVES AND POLICIES

The prospectus describes the investment objective and policies of the Fund. The following discussion supplements the description of the Fund's investment policies in the prospectus.

Suitability. The Fund is not intended to provide an investment program meeting all of the requirements of an investor. Notwithstanding the Fund's ability to spread risk by holding securities of a number of portfolio companies, shareholders should be able and prepared to bear the risk of investment losses which may accompany the investments contemplated by the Fund.



                   DESCRIPTION OF SECURITIES AND RELATED RISKS

General Risks of Investing in the Fund

The Fund invests primarily in equity and equity-related securities and is subject to the risks associated with investments in such securities. Because investing in equity and equity-related securities is the principal investment strategy for the Fund, the risks associated with these investments are described in the prospectus. The Fund is also subject to the risks associated with direct investments in foreign securities and, to a lesser degree, to the risks associated with investments in fixed income securities.

Investing in Foreign Securities

The Fund may invest without limit in U.S. dollar denominated securities of foreign issuers traded on a U.S. exchange or in the U.S. over-the-counter ("OTC") market, but may not invest more than 10% of its total assets in foreign securities which are not so listed or traded. Investors should understand that the expense ratio of the Fund might be higher than that of investment companies investing exclusively in domestic securities because of the cost of maintaining the custody of foreign securities.

Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Most foreign securities markets may have substantially less trading volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on divided or interest payments (or in some cases, capital gains), limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investment in those countries.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which the Fund's investments are denominated relative to the U.S. dollar will affect the Fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to that country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which the Fund's securities are quoted would reduce the Fund's net asset value per share.

The portion of the Fund's assets invested in securities denominated in non-U.S. currencies will vary depending on market conditions.

The Fund may enter into forward foreign currency exchange contracts and cross-currency forward contracts with banks or other foreign currency brokers or dealers to purchase or sell foreign currencies at a future date and may purchase and sell foreign currency futures contracts and cross-currency futures contracts to seek to hedge against chances in foreign currency exchange rates. A forward foreign currency exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. A cross-currency forward contract is a forward contract that uses one currency which historically moves in relation to a second currency to hedge against changes in that second currency.

See "Strategic and Derivative Transactions" within the "Investment Techniques and Related Risks" section for a further discussion of the risks associated with currency transactions.

Investing in Fixed Income Securities

The Fund may invest a portion of its total assets in fixed income securities. Fixed income securities are subject to interest rate risk, default risk and call and extension risk.

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations causing the Fund to sustain losses on such investments. A default could impact both interest and principal payments. Because the Fund invests only in investment grade fixed income securities, this risk is reduced.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise a right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and the Fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise a right to pay principal on an obligation later than scheduled which would cause cash flows to be returned later than expected. This typically results when interest rates have increased and the Fund will suffer from the inability to invest in higher yield securities.

Credit Quality. Investment grade securities are those that are rated at least Baa by Moody's or BBB by Standard & Poor's, Duff or Fitch or, if unrated, determined by the adviser to be of comparable credit quality. High grade securities are those that are rated within the top three investment grade ratings (i.e., Aaa, Aa or A by Moody's or AAA, AA or A by Standard & Poor's, Duff or Fitch) or, if unrated, determined by the adviser to be of comparable credit quality. If a security is rated differently by two or more rating agencies, the adviser uses the highest rating to compute the Fund's credit quality and also to determine the security's rating category. If the rating of a security held by the Fund is downgraded below investment grade, the Fund's adviser will determine whether to retain that security in the Fund's portfolio. Securities rated Baa by Moody's or BBB by Standard & Poor's, Duff or Fitch are generally considered medium grade obligations and have some speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to weaken the medium grade issuer's capability to pay interest and repay principal than is the case for high grade securities.

Specific Risks

The following sections include descriptions of specific risks that are associated with the Fund's purchase of a particular type of security or the utilization of a specific investment technique.

Common Stocks. The Fund purchases common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Micro Capitalization Stocks. The Fund invests primarily in U.S. stocks of micro capitalization companies. Although investments in micro capitalization companies may present greater opportunities for growth, they also involve greater risks than are customarily associated with investments in larger, more established companies. The securities of micro capitalization companies may be subject to more volatile market movements than securities of larger, more established companies. Micro capitalization companies may have limited product lines, markets or financial resources, and they may depend upon a limited or less experienced management group. The securities of micro capitalization companies may be traded only on the OTC market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of securities in order to meet redemptions or otherwise may require the Fund to sell securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable.

Convertible Securities. The Fund may invest in convertible debt and preferred stock. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Warrants. The Fund may purchase warrants. Warrants acquired by the Fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. The Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

Depositary Receipts and Depositary Shares. The Fund may purchase depositary receipts and depositary shares. Depositary receipts and depositary shares are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities of a U.S. or foreign issuer. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary instruments and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities. Examples of such investments include, but are not limited to, American Depositary Receipts and Shares ("ADRs" and "ADSs"), Global Depositary Receipts and Shares ("GDRs" and "GDSs") and European Depositary Receipts and Shares ("EDRs" and "EDSs").

Investments in REITs. The Fund may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation under the Internal Revenue Code of 1986, as amended (the "Code").

Corporate Debt Obligations. The Fund may invest in corporate debt obligations and zero coupon securities issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security.

U.S. Government Securities. The Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation), or
(d) only the credit of the agency. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future. U.S. Government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently.

Sovereign Debt Obligations. The Fund may invest in sovereign debt obligations. Investments in sovereign debt obligations involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund's net asset value, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

Repurchase Agreements. The Fund is not subject to any limits except that investments in repurchase agreements maturing in more than 7 days are subject to the Fund's 15% limit on investments in illiquid securities. In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent. Repurchase agreements acquired by the Fund will always be fully collateralized as to principal and interest by money market instruments and will be entered into only with commercial banks, brokers and dealers considered creditworthy by the Fund's adviser.

Short Sales. The Fund may engage in short sales and short sales against the box. In a short sale, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. In a short sale against the box, the Fund either owns or has the right to obtain at no extra cost the security sold short. The broker holds the proceeds of the short sale until the settlement date, at which time the Fund delivers the security (or an identical security) to cover the short position. The Fund receives the net proceeds from the short sale. When the Fund enters into a short sale other than against the box, the Fund must first borrow the security to make delivery to the buyer and must place cash or liquid assets in a segregated account that is marked to market daily. Short sales other than against the box involve unlimited exposure to loss. No securities will be sold short if, after giving effect to any such short sale, the total market value of all securities sold short would exceed 5% of the value of the Fund's net assets.

Loans of Portfolio Securities. Subject to its investment restrictions, the Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to financial institutions, such as broker-dealers, and would be required to be secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The rules of the New York Stock Exchange give the Fund the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, the Fund would receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of its consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the adviser to be of good standing, and when, in the judgment of such adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk.

At the present time the staff of the SEC does not object if an investment company pays reasonable negotiated fees to the lending agent in connection with loaned securities as long as such fees are pursuant to a contract approved by the investment company's trustees.

Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, swap transactions, certain OTC options and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy relevant liquidity requirements.

The Board of Trustees has adopted guidelines and delegated to the adviser the function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The Board of Trustees however retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Investments in Other Investment Companies. The Fund is permitted to invest up to 10% of its total assets in shares of registered investment companies and up to 5% of its total assets in any one registered investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. Investments in the securities of other investment companies may involve duplication of advisory fees and other expenses. The Fund may invest in investment companies that are designed to replicate the composition and performance of a particular index. For example, Standard & Poor's Depositary Receipts ("SPDRs") are exchange-traded shares of a closed-end investment company designed to replicate the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index. Investments in index baskets involve the same risks associated with a direct investment in the types of securities included in the baskets.

Portfolio Turnover and Short-Term Trading. Although it is not the policy of the Fund to purchase or sell securities for trading purposes, the Fund places no restrictions on portfolio turnover and will sell a portfolio security without regard to the length of time such security has been held if, in the adviser's view, the security meets the criteria for disposal. A high rate of portfolio turnover (100% or more) involves correspondingly higher transaction costs which must be borne directly by the Fund and thus indirectly by its shareholders. It may also result in the Fund's realization of larger amounts of short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Temporary Defensive Investments. Notwithstanding the Fund's investment objective, the Fund may on occasion, for temporary defensive purposes to preserve capital or to meet redemption requests, hold part or all of its assets in cash and investment grade money market instruments (i.e., securities with maturities of less than one year) and short-term debt securities (i.e., securities with maturities of one to three years). The Fund may also invest uncommitted cash and cash needed to maintain liquidity for redemptions in investment grade money market instruments and short-term debt securities. The Fund is limited to investing up to 20% of its net assets in investment grade fixed income securities under normal circumstances.

The money market instruments and short-term debt securities in which the Fund may invest consists of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities; instruments (including negotiable certificates of deposit, non-negotiable fixed time deposits and bankers' acceptances) of U.S. banks and foreign banks; repurchase agreements; and prime commercial paper of U.S. companies and foreign companies.

Money market instruments in which the Fund invests will be rated at the time of purchase P-1 by Moody's or A-1 or Duff-1 by Standard & Poor's, Duff and Fitch or, if unrated, determined by the adviser to be of comparable quality. At least 95% of the Fund's assets invested in short-term debt securities will be rated, at the time of investment, Aaa, Aa, or A by Moody's or AAA, AA, or A by Standard & Poor's or, if not rated, determined to be of comparable credit quality by the Fund's adviser. Up to 5% of the Fund's total assets invested in short-term debt securities may be invested in securities which are rated Baa by Moody's or BBB by Standard & Poor's or, if not rated, determined to be of comparable credit quality by the Fund's adviser.

                     INVESTMENT TECHNIQUES AND RELATED RISK

Strategic and Derivative Transactions. The Fund may, but is not required to, utilize various investment strategies to seek to hedge market risks (such as interest rates, currency exchange rates and broad or specific equity or fixed income market movements) or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by the Fund may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing its investment objective, the Fund may purchase and sell (write) exchange-listed and OTC put and call options on securities, equity indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and enter into currency transactions such as forward foreign currency exchange contracts, cross-currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to seek to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to seek to protect the Fund's unrealized gains in the value of portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although the Fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating the Fund's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the adviser believes that the Fund is underweighted in cyclical stocks and overweighted in consumer stocks, the Fund may buy a cyclical index call option and sell a cyclical index put option and sell a consumer index call option and buy a consumer index put option. Under such circumstances, any unrealized loss in the cyclical position would be netted against any unrealized gain in the consumer position (and vice versa) for purposes of calculating the Fund's net loss exposure.

The ability of the Fund to utilize Strategic Transactions successfully will depend on the adviser's ability to predict pertinent market and currency and interest rate movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The Fund's activities involving Strategic Transactions may be limited in order to enable the Fund to satisfy the requirements of the Code for qualification as a regulated investment company.

Risks of Strategic and Derivative Transactions. Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The risks associated with the Fund's transactions in options, futures and other types of derivative securities including swaps may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk. The writing of put and call options may result in losses to the Fund, force the purchase or sale, respectively of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security they might otherwise sell or sell a security they might otherwise hold. The use of currency transactions by the Fund can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. The writing of options could significantly increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, these transactions tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by the Fund in writing options and entering into futures transactions is potentially unlimited; however, as described above, the Fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized.

Risks of Strategic and Derivative Transactions Outside the United States. When conducted outside the United States and especially in emerging markets, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) lesser availability than in the United States of data on which to make trading decisions, (ii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iii) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (iv) lower trading volume and liquidity, and (v) other complex foreign political, legal and economic factors. At the same time, Strategic Transactions may offer advantages such as trading in instruments that are not currently traded in the United States or arbitrage possibilities not available in the United States.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of the Fund's assets in special accounts, as described below under "Use of Segregated Accounts."

A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy (if the option is exercised) the underlying security, commodity, index, or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised) the underlying instrument at the exercise price. The Fund may purchase a call option on a security, currency, futures contract, index or other instrument to seek to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will generally sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. OTC options purchased by the Fund and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by them (the cost of the sell-back plus the in-the-money amount, if any) are subject to the Fund's restriction on illiquid securities, unless determined to be liquid in accordance with procedures adopted by the Board of Trustees. For OTC options written with "primary dealers" pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price. The Fund expects generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in the OTC option market. As a result, if the Counterparty fails to make delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from S&P or Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or which issue debt that is determined to be of equivalent credit quality by such adviser.

If the Fund sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale (writing) of put options can also provide income.

The Fund may purchase and sell (write) call options on equity securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All call options sold by the Fund must be "covered" (i.e., the Fund must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help offset any loss, the Fund may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call option sold by the Fund also exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell (write) put options on equity securities and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts. The Fund will not sell put options if, as a result, more than 50% of the Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a price above the market price.

Options on Securities Indices and Other Financial Indices. The Fund may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount upon exercise of the option. In addition to the methods described above, the Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by the custodian) upon conversion or exchange of other securities in its portfolios.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures. The Fund may enter into futures contracts which are based upon indices of foreign securities. Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. The sale of futures contracts creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by the Fund, as purchaser, to purchase a financial instrument at a specific time and price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position upon exercise of the option.

The Fund's use of financial futures and options thereon will in all cases be consistent with currently applicable regulatory requirements and, in particular, the regulations of the Commodity Futures Trading Commission (the "CTFC"), which permit principals of an investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") to engage in such transactions without registering as commodity pool operators. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for U.S. federal income tax purposes.

Futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to segregate assets to cover such contracts and options. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with its custodian for the benefit of a futures commission merchant (or directly with the Futures Commission merchant), as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.

Currency Transactions. The Fund may engage in currency transactions with Counterparties to seek to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value or to enhance potential gain. Currency transactions include currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional (agreed-upon) difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into over-the-counter currency transactions with Counterparties which have received, combined with any credit enhancements, a long term debt rating of A by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) whose obligations are determined to be of equivalent credit quality by the Fund's adviser.

The Fund's transactions in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will generally be limited to hedging involving either specific transactions or portfolio positions. See "Strategic and Derivative Transactions." Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value in relation to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure. For example, the Fund may hold a South Korean security and the Fund's adviser may believe that the Korean won will deteriorate against the Japanese yen. The Fund would sell Korean won to reduce its exposure to that currency and buy Japanese yen. This strategy would be a hedge against a decline in the value of Korean won, although it would expose the Fund to declines in the value of the Japanese yen relative to the U.S. dollar.

To seek to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which certain of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the adviser considers that the British pound is linked to the euro, the Fund holds securities denominated in pounds and the adviser believes that the value of pounds will decline against the U.S. dollar, the adviser may enter into a contract to sell euros and buy dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Swaps, Caps, Floors, Spreads and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency rate and index swaps and the purchase or sale of related caps, floors, spreads and collars. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar or a spread is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.

The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor, spread or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or the Counterparty issues debt that is determined to be of equivalent credit quality by an adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, spreads and collars are more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors, spreads and collars are considered illiquid for purposes of the Fund's policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Board of Trustees has adopted guidelines and delegated to the adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors, spreads and collars. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for such determinations. The staff of the SEC currently takes the position that swaps, caps, floors, spreads and collars are illiquid, and are subject to the Fund's limitation on investing in illiquid securities.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple swap transactions, and multiple interest rate transactions, structured notes and any combination of futures, options, swaps, currency, multiple currency transactions (including forward currency contracts) and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Fund's adviser it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Use of Segregated Accounts. The Fund will hold securities or other instruments whose values are expected to offset its obligations under the Strategic Transactions. The Fund will not enter into Strategic Transactions that expose the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid securities with a value sufficient to cover its potential obligations. The Fund may have to comply with any applicable regulatory requirements for Strategic Transactions, and if required, will set aside cash and other liquid assets on the Fund's records or in a segregated account in the amount prescribed. If the market value of these securities declines or the Fund's obligations on the underlying Strategic Transaction increases, additional cash or liquid securities will be segregated daily so that the aggregate market value of the segregated securities is at least equal to the amount of the Fund's obligations on the underlying Strategic Transactions. Segregated assets would not be sold while the Strategic Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Eurodollar Contracts. The Fund may make investments in Eurodollar contracts. Eurodollar contracts are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Short-Term Trading. The Fund will sell a portfolio security without regard to the length of time that security has been held if, in the adviser's view, the security meets the criteria for disposal.

Portfolio Diversification and Concentration. The Fund is diversified, which generally means that, with respect to 75% of its total assets (i) no more than 5% of the Fund's total assets may be invested in the securities of a single issuer and (ii) the Fund will purchase no more than 10% of the outstanding voting securities of a single issuer. The Fund will not concentrate (invest 25% or more of its total assets) in the securities of issuers in any one industry. The Fund's policies concerning diversification and concentration are fundamental and may not be changed without shareholder approval.

                             INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental policies. The Fund's fundamental policies cannot be changed unless the change is approved by a "vote of the outstanding voting securities" of the Fund which phrase as used herein means the lesser of (i) 67% or more of the voting securities of the present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. The Fund's non-fundamental policies may be changed by the Board of Trustees, without shareholder approval, in accordance with applicable laws, regulations or regulatory policy.

As a matter of fundamental policy, the Fund may not:

1. Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S. Government securities or mortgage-backed securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 8 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

3. Borrow money, except in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets,
      (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the Fund may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein,
      (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Purchase securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

7. Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call options, warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

8. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

9. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

The following restrictions are not fundamental policies and may be changed by the Trustees without shareholder approval in accordance with applicable laws, regulations or regulatory policy. The Fund may not:

      a. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

      b. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

      c. Invest more than 15% of its net assets in securities which are illiquid.

                         * * * * * * * * * * * * * * * *

Notwithstanding any other fundamental or non-fundamental investment restriction or policy, the Fund may invest all of its assets in the securities of a single open-end registered investment company with substantially the same fundamental investment objectives, restrictions and policies as the Fund.

If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction. This statement does not apply to investments in illiquid securities or any borrowing.

For purposes of the Fund's fundamental investment restriction regarding industry concentration, the adviser generally classifies issuers by industry in accordance with classifications set forth in the Director of Companies Filing Annual Reports with the SEC. In the absence of such classification or if the adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, such adviser may classify an issuer according to its own sources. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

                          PORTFOLIO HOLDINGS DISCLOSURE

The Board of Trustees has adopted policies and procedures relating to disclosure of the Fund's portfolio securities. These policies and procedures are designed to provide a framework for disclosing information regarding portfolio holdings, portfolio composition or other portfolio characteristics consistent with applicable regulations of the federal securities laws and general principles of fiduciary duty relating to Fund shareholders.

Generally, the Fund's adviser will make the Fund's portfolio information available to the public on a monthly basis with an appropriate delay based upon the nature of the information disclosed. The adviser normally will publish the Fund's full portfolio holdings thirty (30) days after the end of each month and fifteen (15) days after the end of each calendar quarter. Such information shall be made available on the Trust's website (www.melloninstitutionalfunds.com) and may be sent to rating agencies, reporting/news services and financial intermediaries, upon request.

The Trust's Chief Compliance Officer, or in her absence, an authorized designee within the Trust's compliance department, is authorized to approve the disclosure of the Fund's full portfolio holdings or other information prior to the date such information is generally made public to certain entities, including rating agencies, plan sponsors, prospective separate account clients, consultants and other financial intermediaries. Third parties must agree to limit the use of that information: (i) pursuant to a confidentiality agreement,
(ii) for a legitimate business purpose which does not conflict with the interests of the Fund's shareholders, (iii) only for such authorized purpose, and (iv) not to trade on such information. The Trust's Chief Compliance Officer or designee will make a determination before entering into any agreement with a third party that such arrangement will not be detrimental to the interests of the Fund's shareholders.

As of the date of this statement of additional information, the adviser has no such arrangements.

Except as described above, the Fund does not provide or permit others to provide information about the Fund's portfolio holdings on a selective basis. However, the policy is not intended to prevent the disclosure of any and all portfolio information to the Fund's service providers who generally need access to such information in the performance of their contractual duties and responsibilities. These service providers include the Fund's adviser, the Trust's custodian, fund accounting agent, principal underwriter, auditors or counsel to the Fund and its service providers, as well as internal audit personnel of affiliates of the adviser, and are subject to duties of confidentiality imposed by law and/or contract. Neither the adviser nor the Fund receives any compensation or other consideration from these arrangements for the release of the Fund's portfolio holdings information.

The Board of Trustees has approved this portfolio holdings disclosure policy and exercises oversight by requiring the Trust's chief compliance officer to provide reports, at least annually, on its implementation and also requires that the Trust's chief compliance officer monitor compliance with the policy.

In addition, the Fund makes its portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by the federal securities laws, and are generally available within seventy (70) days after the end of the Fund's fiscal quarter.

                                   MANAGEMENT

Trustees and Officers of the Trust

         The Board of Trustees has established the investment objective and policies which govern the Fund's operation. The Board has appointed officers of the Trust who conduct the day-to-day business of the Fund. The Board, however, remains responsible for ensuring that the Fund is operating consistently according to its objective and policies and requirements of the federal securities laws. The trustees and executive officers of the Trust are listed below. All executive officers of the Trust are affiliates of the Fund's investment adviser, Mellon Equity Associates, LLP (the "adviser" or "Mellon Equity"), or its affiliates.


-------------------------------------------------------------------------------------------------------------------------
Name, Address and (Age)               Term of      Principal Occupation(s)           Number of     Other Directorships
Position with the Trust              Office and    During Past 5 Years              Portfolios       Held by Trustees
                                     Length of                                        in Fund
                                    Time Served*                                      Complex
                                                                                    Overseen by
                                                                                      Trustee
-------------------------------------------------------------------------------------------------------------------------
                                                  Independent Trustees
-------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (65),             Since 1986      Chairman Emeritus, Decision         32                 None
Trustee                                               Resources, Inc. ("DRI");
c/o Decision Resources, Inc.                         formerly, Chairman of the
260 Charles Street                                             Board
Waltham, MA  02453                                  and Chief Executive Officer,
                                                                DRI
-------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (61),          Since 1989         William Joseph Maier,            32                 None
Trustee                                                Professor of Political
c/o Harvard University                                        Economy,
Littauer Center 127                                      Harvard University
Cambridge, MA  02138

-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
Name, Address and (Age)               Term of      Principal Occupation(s)           Number of     Other Directorships
Position with the Trust              Office and    During Past 5 Years              Portfolios       Held by Trustees
                                     Length of                                       in Fund
                                    Time Served*                                     Complex
                                                                                    Overseen by
                                                                                      Trustee
-------------------------------------------------------------------------------------------------------------------------
John H. Hewitt (70),                Since 1986      Trustee, Mertens House, Inc.        32                 None
Trustee                                                      (hospice)
P.O. Box 2333
New London, NH 03257

-------------------------------------------------------------------------------------------------------------------------
Caleb Loring III (62),              Since 1986         Trustee, Essex Street            32                 None
Trustee                                              Associates (family investment
c/o Essex Street Associates                                   trust office)
P.O. Box 5600
Beverly, MA 01915

-------------------------------------------------------------------------------------------------------------------------
                                                  Interested Trustees
-------------------------------------------------------------------------------------------------------------------------
**Patrick J. Sheppard  (40)         Since 2003     President and Chief Operating        32                None
Trustee, President and Chief                       Officer of The Boston Company
Executive Officer                                      Asset Management, LLC;
The Boston Company Asset                               formerly, Senior Vice
Management, LLC                                    President and Chief Operating
One Boston Place                                       Officer, Mellon Asset
Boston, MA  02108                                   Management ("MAM"); formerly
                                                     Vice President and Chief
                                                      Financial Officer, MAM
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                   Interested Principal Officers who are not Trustees
-------------------------------------------------------------------------------------------------------------------------
Name, Address and (Age)               Term of      Principal Occupation(s)            Number of           Other
Position with the Trust              Office and    During Past 5 Years              Portfolios in     Directorships
                                     Length of                                      Fund Complex     Held by Trustees
                                    Time Served*                                     Overseen by
                                                                                       Trustee
-------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (44)              Since 2003    Senior Vice President and Head         N/A                N/A
Vice President and Secretary                        of Operations, Mellon Asset
Mellon Asset Management                            Management ("MAM"), formerly
One Boston Place                                   First Vice President, MAM and
Boston, MA  02108                                    Mellon Global Investments

-------------------------------------------------------------------------------------------------------------------------
Steven M. Anderson (40)                Vice          Vice President and Mutual           N/A                N/A
Vice President and Treasurer        President       Funds Controller, Standish
Mellon Asset Management             since 1999;     Mellon Asset Management LLC;
One Boston Place                    Treasurer         formerly Assistant Vice
Boston, MA  02108                   since 2002      President and Mutual Funds
                                                   Controller, Standish Mellon
                                                       Asset Management LLC
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                   Interested Principal Officers who are not Trustees
-------------------------------------------------------------------------------------------------------------------------
Name, Address and (Age)               Term of      Principal Occupation(s)            Number of           Other
Position with the Trust              Office and    During Past 5 Years              Portfolios in     Directorships
                                     Length of                                      Fund Complex     Held by Trustees
                                    Time Served*                                      Overseen by
                                                                                       Trustee
-------------------------------------------------------------------------------------------------------------------------
Denise B. Kneeland (54)             Since 1996     Assistant Vice President and          N/A                N/A
Assistant Vice President                               Manager, Mutual Funds
Mellon Asset Management                             Operations, Standish Mellon
One Boston Place                                   Asset Management Company LLC
Boston, MA  02108

-------------------------------------------------------------------------------------------------------------------------
Cara E. Hultgren (35)               Since 2001     Assistant Vice President and          N/A                N/A
Assistant Vice President                          Manager of Compliance, Mellon
Mellon Asset Management                              Asset Management ("MAM");
One Boston Place                                        formerly Manager of
Boston, MA  02108                                 Shareholder Services, MAM, and
                                                    Shareholder Representative,
                                                       Standish Mellon Asset
                                                       Management Company LLC
-------------------------------------------------------------------------------------------------------------------------
Mary T. Lomasney (48)               Since 2005     First Vice President, Mellon          N/A                N/A
Chief Compliance Officer                            Asset Management and Chief
Mellon Asset Management,                            Compliance Officer, Mellon
One Boston Place                                   Funds Distributor and Mellon
Boston, MA  02108                                  Optima L/S Strategy Fund LLC;
                                                   formerly, Director, Blackrock,
                                                    Inc., Senior Vice President,
                                                      State Street Research &
                                                    Management Company ("SSRM")
                                                     and Vice President, SSRM.
-------------------------------------------------------------------------------------------------------------------------

* Each Trustee serves for an indefinite term, until his successor is elected. Each Officer is elected annually.

** Mr. Sheppard is an "interested Trustee," as defined in the 1940 Act due to his position as Senior Vice President and Chief Operating Officer of The Boston Company Asset Management, LLC, the investment adviser to certain series of the Trust and an affiliate of Mellon Equity.


The Trust has three standing committees of the Board - a Committee of the Independent Trustees, an Audit Committee and a Nominating Committee. Messrs. Fleming, Friedman, Loring and Hewitt, each a Trustee who is not an "interested" person of the Trust ("Independent Trustee"), serve on the Committee of the Independent Trustees, the Audit Committee and the Nominating Committee.

The functions of the Committee of Independent Trustees include requesting that the funds' investment adviser(s) and principal underwriter furnish such information as may reasonably be necessary to evaluate: (i) the performance of the funds' investment adviser(s) and principal underwriter; (ii) the terms of the investment advisory and distribution agreements, and any advisory fees, distribution fees, service fees or sales charges to be paid by the funds or its investors; and (iii) the resources, qualifications and profitability of the funds' investment adviser(s) and principal underwriter, recommending to the Board the selection, retention or termination of the funds' investment adviser(s) and principal underwriter and the compensation to be paid thereto, reviewing periodically the size and composition of the Board of Trustees and its governance procedures and recommending any such changes to the full Board of Trustees, reviewing periodically the compensation of Independent Trustees and making such adjustments as appropriate, and reviewing the responsibilities, size and composition of committees of the Board of Trustees, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized, and to make such recommendations to the full Board of Trustees as the Committee shall deem appropriate.

The functions of the Audit Committee include recommending independent auditors to the Board, monitoring the independent auditors' performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees.

The Nominating Committee is responsible for the selection and nomination of candidates to serve as Independent Trustees. The Board of Trustees does not currently consider candidates proposed for nomination by the shareholders for election as Trustees.

During the most recently completed fiscal year for the Trust, the Trust's Board of Trustees held 4 meetings, the Committee of Independent Trustees held 5 meetings, the Audit Committee held 5 meetings and the Nominating Committee held 0 meetings.

The Fund commenced operations on [        ], 2006. The Audit Committee and the
Nominating Committee held no meetings since the Fund commenced operations.

Set forth below is the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2005:


--------------------------------------------------------------------------------------------------------------------
            Name of Trustee               Dollar Range of Equity Securities in    Aggregate Dollar Range of Equity
                                                        the Fund*                   Securities in All Registered
                                                                                  Investment Companies Overseen by
                                                                                        Trustee in the Mellon
                                                                                    Institutional Funds Family of
                                                                                                Funds
--------------------------------------------------------------------------------------------------------------------
                                                Independent Trustees
--------------------------------------------------------------------------------------------------------------------
           Samuel C. Fleming                               $0                               Over $100,000
--------------------------------------------------------------------------------------------------------------------
         Benjamin M. Friedman                              $0                               Over $100,000
--------------------------------------------------------------------------------------------------------------------
            John H. Hewitt                                 $0                               Over $100,000
--------------------------------------------------------------------------------------------------------------------
           Caleb Loring, III                               $0                             $10,001 to $50,000
--------------------------------------------------------------------------------------------------------------------
                                                Interested Trustees
--------------------------------------------------------------------------------------------------------------------
          Patrick J. Sheppard                              $0                               Over $100,000
--------------------------------------------------------------------------------------------------------------------

*  The Fund commenced operations on [         ], 2006.


Compensation of Trustees and Officers

The Trust does not pay compensation to the Trustees of the Trust that are affiliated with MELLON EQUITY, or to the Trust's officers, except that a portion of the compensation of the Trust's Chief Compliance Officer, as approved by the Independent Trustees, is borne by the Trust.

The following table sets forth all compensation paid to the Trust's trustees as of the Fund's calendar year ended December 31, 2005:


                      Aggregate Compensation from the Fund

                               The Boston Company       Pension or Retirement
                           Emerging Markets Core   Benefits Accrued as Part of      Total Compensation from Fund and &
   Name of Trustee            Equity Fund***             Fund's Expense                 Other Funds in Complex*
--------------------------------------------------------------------------------------------------------------------------
    Samuel C. Fleming               N/A                         $0                               $49,625
  Benjamin M. Friedman              N/A                         $0                               $49,625
     John H. Hewitt                 N/A                         $0                               $49,625
    Caleb Loring, III               N/A                         $0                               $49,625
  Patrick J. Sheppard**             N/A                         $0                                  $0

* As of the date of this Statement of Additional Information there were 32 funds in the fund complex.

**  Mr. Sheppard is not compensated by the funds.

*** The Fund commenced operations on [             ], 2006.


               Material Relationships of the Independent Trustees

For the purposes of the statements below: the immediate family members of any person are their spouse, children in the person's household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the adviser or any of its affiliates, act as investment adviser. For example, the related funds include all of the funds for which a subsidiary of Mellon Financial Corporation ("Mellon") serves as an investment adviser.

As of December 31, 2005, none of the Independent Trustees, nor any of the members of their immediate family, beneficially own any securities issued by the adviser or any other entity in a control relationship to the adviser. During the calendar years of 2004 and 2005, none of the Independent Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in the adviser or any other entity in a control relationship to the adviser. During the calendar years 2004 and 2005, none of the Independent Trustees, nor any member of their immediate family, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a "fund-related party"): (i) the Fund, (ii) an officer of the Fund, (iii) a related fund, (iv) an officer of any related fund, (v) the adviser; (vi) any affiliate of the adviser; or (vii) an officer of any such affiliate.

During the calendar years 2004 and 2005, none of the Independent Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any fund-related party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

None of the Trust's Trustees or officers has any arrangement with any other person pursuant to which the Trustee or officer serve in that capacity. During the calendar years 2004 and 2005, none of the Independent Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the Trust, (ii) an officer of the Trust, (iii) a related fund, (iv) an officer of any related fund, (v) the adviser, or (vi) any other entity in a control relationship to the Trust.

Certain Shareholders

At [     ], 2006, the Trustees and officers of the Trust as a group beneficially owned (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of the Fund. Also at that date, no person beneficially owned 5% or more of the then outstanding shares of the Fund except:


                                                                       Percentage of
Name and Address                                                    Outstanding Shares
----------------------------------------------------------------------------------------------
[MBC Investment Corp.                                                     [100 %]
4001 Kennett Pike, Suite 218
Greenville, Delaware 19807]

Investment Adviser

Mellon Equity is registered as an investment adviser under the Investment Advisers Act of 1940 and is located at 500 Grant Street, Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a indirect wholly owned subsidiary of Mellon Financial Corporation ("Mellon"), located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended.

Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets. Subject to the supervision and direction of the Trustees of the Trust, the adviser recommends investment decisions, places orders to purchase and sell. In addition to those services, the adviser provides the Fund with office space for managing their affairs, with the services of required executive personnel, and with certain clerical services and facilities. Under the investment advisory agreement, the adviser is paid a fee for its services based upon a percentage of the Fund's average daily net asset value computed as set forth below. The advisory fee is payable monthly.

                          Contractual Advisory Fee Rate

               Fund (as a percentage of average daily net assets)

                        Mellon Equity Micro Cap Fund        [ ]%


Since the Fund is newly created, no advisory fees have been paid as of the date of this SAI.

The adviser has voluntarily and temporarily agreed to limit its total expense ratio (excluding brokerage commissions, taxes and extraordinary expenses) of the Fund to [ ]% of the Fund's average daily net assets.

The adviser may revise or discontinue this agreement at any time although it has no current intention to do so. If an expense limitation is exceeded, the compensation due to the adviser shall be proportionately reduced by the amount of such excess by reduction or refund thereof, subject to readjustment during the period during which such limit is in place.

Pursuant to the investment advisory agreement, the Fund bears the expenses of its operations other than those incurred by the adviser pursuant to the investment advisory agreement. Among other expenses, the Fund will pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of prospectuses, statements of additional information and shareholder reports; registration and reporting fees and expenses; costs of Fund compliance services; and Trustees' fees and expenses.

The term of the investment advisory agreement for the Fund ends on [ ], 2009. Unless terminated as provided below, the investment advisory agreements continue in full force and effect from year to year after its initial two-year term but only so long as the continuance is approved annually (i) by either the Trustees of the Trust or by the "vote of a majority of the outstanding voting securities" of the Fund, and, in either event (ii) by vote of a majority of the Trustees of the Trust who are not parties to the investment advisory agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement may be terminated at any time without the payment of any penalty by vote of the Trustees of the Trust or by the "vote of a majority of the outstanding voting securities" of the Fund or by the adviser, on sixty days' written notice to the other party. The investment advisory agreement terminates in the event of its assignment as defined in the 1940 Act.

Administrator

Mellon Bank, N.A. ("Mellon Bank"), with its principal place of business at One Mellon Center, Pittsburgh, Pennsylvania 15258, provides administration and accounting services to the Fund. Mellon Bank is a wholly-owned subsidiary of Mellon.

Pursuant to an agreement between Mellon Bank and the Trust, Mellon Bank provides the Fund with administration services which include financial reporting, registered investment company compliance, and Board and tax reporting, and Mellon Bank is responsible for supervising the provision of transfer agent services to the Fund by Dreyfus Transfer, Inc. ("DTI") and serves as liaison between the Trust and its other services providers as agreed upon from time to time by the Trust and Mellon Bank. For these services, Mellon Bank receives a fee of $15,000 per year per fund and an additional fee of $3,000 per year for each additional class of shares for the Fund.

Mellon Bank also provides accounting services to the Fund, including valuation services, maintenance of certain books and records and preparation of various accounting reports and statements. For these services, Mellon Bank receives a fee of $30,000 per year per fund which invests primarily in U.S. securities, $45,000 per year per fund which invests primarily in foreign securities, $18,000 per year per fund with less than $25 million assets, and an additional fee of $3,000 per year for each additional class of shares for the Fund.

Transfer Agent

Dreyfus Transfer, Inc. ("DTI") serves as the transfer agent for the Fund. DTI is a wholly owned indirect subsidiary of Mellon.

Pursuant to agreements between DTI and the Trust, DTI provides the Fund with transfer agency services which include maintaining shareholder records, processing shareholder transactions and fund dividend activity and preparing and mailing shareholder reports and confirmations. For these services, DTI receives a fee of $6,000 per year per fund and an additional fee of $6,000 per year for each additional class of shares for the fund. DTI also receives an additional fee of $19.06 per open shareholder account in a daily dividend fund and $12.84 per open shareholder account in a quarterly/annual dividend fund and a custodial fee of $10.00 per IRA/Keough account (subject to a $25.00 maximum per participant).

Distributor of the Trust

Mellon Funds Distributor, L.P., an affiliate of the adviser, serves as the Trust's exclusive principal underwriter and makes itself available to receive purchase orders for the Fund's shares. In that capacity, Mellon Funds Distributor has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of the Underwriting Agreement between the Trust and Mellon Funds Distributor. Pursuant to the Underwriting Agreement, Mellon Funds Distributor has agreed to use its best efforts to obtain orders for the continuous offering of the Fund's shares. Mellon Funds Distributor receives no commissions or other compensation for its services, and has not received any such amounts in any prior year. The Underwriting Agreement shall continue in effect with respect to the Fund until two years after its execution and for successive periods of one year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or by the Trustees of the Trust or (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically if assigned by either party thereto and is terminable with respect to the Fund at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the Fund's outstanding shares, in any case without payment of any penalty on not more than 60 days' written notice to the other party. The offices of Mellon Funds Distributor are located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108.

Custodian

Mellon Bank serves as the custodian of the assets of the Trust.

               ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

Other Accounts the Portfolio Managers are Managing

          The table below indicates for each portfolio manager of the Fund information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of December 31, 2005. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.



-----------------------------------------------------------------------------------------------------------------
 PORTFOLIO
MANAGER NAME                            OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER
-----------------------------------------------------------------------------------------------------------------
John R. O'Toole           Other Registered Investment Companies:  4 funds with total assets of $970 million.

                          Other Pooled Investment Vehicles:  3 entities with total assets of approximately
                          $94 million.

                          Other Accounts:  21 accounts with total assets of approximately $480 million.

-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
 PORTFOLIO
MANAGER NAME                            OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER
-----------------------------------------------------------------------------------------------------------------
Peter D. Goslin           Other Registered Investment Companies:  3 funds with total assets of $297 million.

                          Other Pooled Investment Vehicles:  1 entity with total assets of approximately
                          $182 million.

                          Other Accounts:  6 accounts with total assets of approximately $117 million.
-----------------------------------------------------------------------------------------------------------------

The adviser does not generally receive a fee based upon the investment performance of the accounts included under "Other Accounts Managed by the Portfolio Manager" in the table above, except for 4 of the other accounts listed above managed by Mr. O'Toole having total assets of approximately $47 million.

Potential Conflicts of Interest involving Portfolio Managers

         When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the Fund does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the Fund as well as one or more other accounts. The adviser has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.

      o A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. The adviser has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

      o A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of the adviser generally requires that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the adviser will place the order in a manner intended to result in as favorable a price as possible for such client.

      o A portfolio manager may favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager's compensation. See "Compensation of Portfolio Managers" below.

      o A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The adviser imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

      o If the different accounts have materially and potentially conflicting investment objections or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, the adviser seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation of Portfolio Managers.

         Each Mellon Equity portfolio manager's cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Mellon Equity Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Mellon Equity's performance. The portfolio managers are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March, for the prior calendar year. Individual awards for portfolio managers are discretionary, based on product performance relative to both benchmarks and peer comparisons and goals established at the beginning of each calendar year. The benchmarks used by Mellon Equity to measure Mr. O'Toole's performance in determining his compensation are the S&P 500 Index, S&P 400 Mid Cap Index, Russell Mid Cap Growth Index, Russell Mid Cap Value Index, Russell 2500 Index, Wilshire 4500 Index, and the Dow Jones Wilshire Micro Cap Index. The benchmarks used by Mellon Equity to measure Mr. Goslin's performance in determining his compensation are the S&P 600 Small Cap Index, Russell 2000 Index, Russell 2000 Value Index, and the Dow Jones Wilshire Micro Cap Index. Goals are to a substantial degree based on investment performance, including performance for one and three year periods. Also considered in determining individual awards are team participation and general contributions to Mellon Equity.

         Portfolio managers are also eligible to participate in the Mellon Equity Long Term Incentive

Plan. This Plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of Mellon Equity (capped at 20% per year). Management has discretion with respect to actual participation.

         Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon's Elective Deferred Compensation Plan.

Share Ownership by Portfolio Managers.

         The following table indicates as of December 31, 2005 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund they manage. For purposes of this table, the following letters indicates the range indicated below:

         A - $0
         B - $1 - $10,000
         C - $10,001 - $50,000
         D - $50,001 - $100,000
         E - $100,001 - $500,000
         F - $500,001 - $1,000,000
         G - More than $1 million

------------------------------------------------
     PORTFOLIO MANAGER NAME          OWNERSHIP
------------------------------------------------
John R. O'Toole                          A*
------------------------------------------------
Peter D. Goslin                          A*
------------------------------------------------


*  The Fund commenced operations on [            ], 2006.

                                 CODE OF ETHICS

Code of Ethics. The Board of Trustees has approved a code of ethics under Rule 17j-1 under the 1940 Act which is applicable to officers, trustees/directors and designated employees of the Fund, and has also approved a code of ethics under Rule 17j-1 which is applicable to the officers, trustees/directors and designated employees of the adviser, the principal underwriter and certain affiliates. The codes of ethics establishes procedures for personal investing and restricts certain transactions. These restrictions include: pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities. Subject to the requirements of the codes of ethics, personnel of the adviser and its affiliates may invest in securities, including securities that may be purchased or held by the Fund. Employees, trustees/directors and officers subject to these codes of ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Fund, and is designed to prescribe means reasonably necessary to prevent conflicts of interest from arising in connection with personal securities transactions. The restrictions contained in the codes of ethics are a continuation of the basic principle that the interests of the Fund and its investors, come before those of the adviser and its employees. The codes are on public file with and available from the SEC.

                  SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

The Board of Trustees of the Trust has adopted proxy voting policies and procedures (the "Fund's Proxy Voting Policies") which delegate to the adviser the authority to vote proxies of companies held in the

Fund's portfolio. The adviser, through its participation on the Mellon Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the Fund.

The adviser recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

All proxies received by the Fund are reviewed, categorized, analyzed and voted in accordance with detailed, pre-determined written proxy voting guidelines (the "Mellon Voting Guidelines") which have been developed by the MPPC based on internal and external research and recommendations provided by Institutional Shareholder Services, an independent proxy voting agent ("ISS"). ISS has been engaged as proxy voting agent to review each proxy received by the Fund and apply the Mellon Voting Guidelines to determine how the proxy should be voted. Items that can be categorized by ISS under the Mellon Voting Guidelines are voted by ISS in accordance with the Mellon Voting Guidelines or referred to the MPPC, if the guidelines so require. Proposals that cannot be categorized under the Mellon Voting Guidelines are referred to the MPPC for discussion and vote, which the MPPC does without consideration of any client relationship factors. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. The Mellon Voting Guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon's or the adviser's policies on specific issues.

With regard to voting proxies of foreign companies, the adviser weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval.

The adviser seeks to avoid material conflicts of interest by participating in the MPPC, which applies the Mellon Proxy Voting Guidelines in an objective and consistent manner across all client accounts, including the Fund, through ISS as proxy voting agent. In situations where the adviser or the MPPC believes there may be an actual or potential material conflict of interest in voting a proxy on behalf of the Fund, MPPC will engage ISS pursuant to a separate agreement to act as an independent fiduciary to vote the proxy in a manner which ISS determines, in its sole discretion, is in the best interests of the affected fund. In situations where the adviser or its affiliates have discretion over the assets of an advisory client which are invested in a Mellon Institutional Fund, the MPPC has engaged ISS as independent fiduciary to vote proxies issued by the Fund on behalf of such clients.

The Fund's Proxy Voting Policies requires the adviser to submit to the Board promptly in writing any material changes to the adviser's proxy voting policies and procedures. The Board must approve any such material changes within six months of the submission. The Fund's Proxy Voting Policies also require the adviser to submit quarterly and annual reports to the Board describing, among other things, any material issues arising under these proxy voting policies and procedures and any exceptions from the adviser's proxy voting policies and procedures.

                        PURCHASE AND REDEMPTION OF SHARES

Additional information on purchase and redemption of shares is included in the prospectus.

In addition to Mellon Funds Distributor and other agents of the Trust, the Fund has authorized one or more brokers and dealers and other financial intermediaries ("Third Party Agents") to accept on its behalf orders for the purchase and redemption of Fund shares pursuant to written agreements with each such Third Party Agent. Under certain conditions, such Third Party Agents may designate other intermediaries to accept orders for the purchase and redemption of Fund shares. Such purchase and redemption orders are considered to have been received by the Fund when accepted by the Third Party Agent or, if applicable, the Third Party Agent's designee. Such purchase and redemption orders will receive the Fund's net asset value per share next computed (subject to the imposition of a redemption fee, if applicable) after the purchase or redemption order is accepted by the authorized Third Party Agent, or, if applicable, the Third Party Agent's designee. All Third Party Agents are required to process and transmit orders to Mellon Funds Distributor or the Trust in accordance with all applicable laws. Shares of the Fund purchased through Third Party Agents may be subject to transaction fees on purchases or redemptions, no part of which will be received by the Fund, Mellon Funds Distributor or the adviser.

The Trust may suspend the right to redeem Fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it or determination by the Fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the Fund.

The Trust intends to pay redemption proceeds in cash for all Fund shares redeemed but, under certain conditions, the Trust may make payment wholly or partly in Fund portfolio securities. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. The Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which limits the Fund's obligation to make cash redemption payments to any shareholder during any 90-day period to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash.

                             PORTFOLIO TRANSACTIONS

The adviser is responsible for placing the Fund's portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund, and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, the adviser will consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. In addition, if the adviser determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, the Fund may pay commissions to such broker in an amount greater than the amount another firm may charge. Research services may include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (ii) furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, portfolio strategy, access to research analysts, corporate management personnel, industry experts and economists, comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analysis, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist the adviser in carrying out its responsibilities and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research services furnished by firms through which the Fund effects its securities transactions may be used by the adviser in servicing other accounts; not all of these services may be used by the adviser in connection with generating soft dollar credits. The investment advisory fee paid by the Fund under the investment advisory agreement will not be reduced as a result of the adviser's receipt of research services.

The adviser also places portfolio transactions for other advisory accounts. The adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations, the main factors considered by the adviser will be the investment objective, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment. Since the Fund is newly created, they have not paid any brokerage commission for portfolio transactions.

                        DETERMINATION OF NET ASSET VALUE

The Fund's net asset value is calculated each day on which the NYSE is open (a "Business Day"). Currently, the NYSE is not open on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE (generally 4:00 p.m., New York City time). If the NYSE closes early, the calculation of net asset value will be accelerated to that time. Net asset value is computed by dividing the value of all securities and other assets of the Fund less all liabilities by the applicable number of Fund shares outstanding, and adjusting to the nearest cent per share. Expenses and fees of the Fund are accrued daily and taken into account for the purpose of determining net asset value.

Portfolio securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities for which market quotations are not readily available or are deemed unreliable and all other assets are valued at fair value as determined in good faith at the direction of the Trustees.

Money market instruments with less than sixty days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. If the Fund acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees of the Trust determine during such sixty-day period that amortized cost does not represent fair value.

Generally, trading in securities on foreign exchanges is substantially completed each day at various times prior to the close of regular trading on the NYSE. If a security's primary exchange is outside the U.S., the value of such security used in computing the net asset value of the Fund's shares is determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the NYSE. Occasionally, events which affect the values of foreign securities and currency exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE and will therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in accordance with procedures adopted in good faith by the Trustees of the Trust.

                             THE FUND AND ITS SHARES

The Fund is a diversified investment series of the Trust, an open-end management investment company organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 13, 1986, as amended from time to time. Under the Agreement and Declaration of Trust, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of the Fund. Each share of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions as are declared by the Trustees. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. Upon any liquidation of the Fund, shareholders of the Fund are entitled to share pro rata in the net assets available for distribution.

Pursuant to the Declaration, the Trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in any fund. The Trustees have established other series of the Trust. Pursuant to the Declaration, the Board may establish and issue multiple classes of shares for each series of the Trust. As of the date of this SAI, the Trustees do not have any plan to establish multiple classes of shares for the Fund. Pursuant to the Declaration of Trust and subject to shareholder approval (if then required by applicable law), the Trustees may authorize the Fund to invest all of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the Fund.

All Fund shares have equal rights with regard to voting, and shareholders of the Fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other classes of the Trust, including the approval of an investment advisory contract and any change of investment policy requiring the approval of shareholders.

Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration also provides for indemnification from the assets of the Trust for all losses and expenses of any Trust shareholder held liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or its liability as a shareholder of the Trust is limited to circumstances in which the Trust would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Declaration also provides that no series of the Trust is liable for the obligations of any other series. The Trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.

                                    TAXATION

Each series of the Trust, including the Fund, is treated as a separate entity for accounting and tax purposes. The Fund intends to qualify each year and to elect to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its investment company taxable income and net capital gain which are distributed timely to shareholders in accordance with the requirements of the Code.

In order to qualify as a regulated investment company under Subchapter M of the Code, the Fund must, among other things (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from option, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the "90% Income Test") and (ii) diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund's total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund's total assets is invested in (1) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships.

If the Fund qualifies as a regulated investment company and distributes to its shareholders each taxable year an amount equal to or exceeding the sum of (i) 90% of its "investment company taxable income" as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund generally will be relieved of U.S. Federal income tax on any income of the Fund, including "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if the Fund meets such distribution requirements, but chooses to retain some portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. Federal income tax at regular corporate rates on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If the Fund did not qualify for any taxable year as a regulated investment company, it would be treated as a U.S. corporation subject to U.S. Federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level and when such income is distributed to a further tax at the shareholder level.

The Fund will be subject to a 4% non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by the Fund as of a record date in October, November or December of the year but paid during the following January. Such distributions will be treated under the Code as if received by shareholders on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.

Provided that the Fund continues to qualify as a regulated investment company, it will also not be required to pay any Massachusetts income, corporate excise or franchise taxes.

The Fund will not distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss recognized in any year to offset its own net capital gains, if any, for up to eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and would not be required to be distributed as such to shareholders.

Certain options, futures or currency forward transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though the Fund's positions have not been sold or terminated and may affect the character of such gains and losses as long-term or short-term (or, in the case of certain options, futures or forward contracts relating to foreign currency, as ordinary income or loss) and the timing of some capital gains and losses realized by the Fund and allocable to the Fund. Additionally, the Fund may be required to recognize gain if an option, futures or forward contract, short sale, swap or other strategic transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the Fund under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed by the Fund to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Also, certain losses on transactions involving options, futures or forward contracts and/or offsetting or successor positions may be deferred under the tax straddle rules rather than being taken into account currently in calculating the Fund's taxable income or gain and may also affect the long-term or short-term characterization of capital gains or losses from such position. Certain of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules applicable to options, futures, forward contracts, short sales and constructive sales in order to minimize any potential adverse tax consequences.

The Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event that it invests in such securities, in order to seek to ensure that the Fund distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. Federal income or excise tax.

If the Fund invests in zero coupon securities, certain increasing rate or deferred interest securities or, in general, other securities with original issue discount (or with market discount if an election is made to include market discount in income currently), the Fund must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to allow satisfaction of the distribution requirements.

The Federal income tax rules applicable to certain structured or hybrid securities, currency swaps or interest rate swaps, caps, floors and collars are unclear in certain respects, and the Fund will account for these instruments in a manner that is intended to allow the Fund to continue to qualify as a regulated investment company.

In some countries, restrictions on repatriation of earnings may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings from such countries which may cause the Fund to have difficulty obtaining cash necessary to satisfy tax distribution requirements.

Foreign exchange gains and losses realized by the Fund, in connection with certain transactions, if any, involving foreign currency-denominated debt securities, certain foreign currency futures contracts and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of Fund distributions to shareholders. Under Treasury Regulations that may be promulgated in the future, any such transactions that are not directly related to the Fund's investment in stock or securities, (or the options or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% Income Test. If the net foreign exchange loss for a year were to exceed the Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Investors in the Fund would be entitled to claim U.S. foreign tax credits or deductions with respect to such taxes, subject to certain holding period requirements and other provisions and limitations contained in the Code, only if more than 50% of the value of the Fund's total assets at the close of any taxable year consist of stock or securities of foreign corporations and the Fund were to file an election with the Internal Revenue Service (the "IRS").

The Fund may meet the 50% threshold referred to in the previous paragraph and may therefore file an election with the IRS pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund and allocated to them even though not actually received by them, and (ii) treat such respective pro rata portions as foreign taxes paid by them. Qualified foreign taxes generally include taxes that would be treated as income taxes under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes and similar taxes.

If the Fund makes this election, shareholders may then deduct (not in excess of the tax actually owed by the Fund) such pro rata portions of qualified foreign taxes in computing their taxable income, or, alternatively, use them as foreign tax credits, subject to applicable holding period requirements and other limitations, against their U.S. Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes, and (ii) the portion of dividends which represents income from each foreign country.

If the Fund acquires stock (including, under regulations that may be promulgated in the future, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), it could be subject to Federal income tax and additional interest charges on "excess distributions" actually or constructively received from such companies or gain from the actual or deemed sale of stock in such companies, even if all income or gain actually realized is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of capital gains from the sale of stock of passive foreign investment companies as ordinary income. The Fund may limit and/or manage stock holdings, if any, in passive foreign investment companies to minimize the Fund's tax liability or maximize its return from these investments.

For U.S. federal income tax purposes, all dividends generally are taxable whether a shareholder takes them in cash or reinvests them in additional shares of the Fund. In general, assuming that the Fund has sufficient earnings and profits, dividends from investment company taxable income are taxable either as ordinary income or, if so designated by the Fund and certain other conditions are met, as "qualified dividend income" taxable to individual shareholders at a maximum 15% U.S. federal income tax rate.

Dividend income distributed to individual shareholders will qualify for the maximum 15% U.S. federal income tax rate on dividends to the extent that such dividends are attributable to "qualified dividend income" as that term is defined in Section 1(h)(11)(B) of the Code from the Fund's investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund and the shareholders. Dividends received by the Fund from REITs generally are not expected to qualify for treatment as qualified dividend income.

A foreign corporation generally is treated as a qualified foreign corporation if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United States. A foreign corporation that does not meet such requirements will be treated as qualifying with respect to dividends paid by it if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Fund from passive foreign investment companies will not qualify for the maximum 15% U.S. federal income tax rate and dividends received by the Fund from foreign personal holding companies and foreign investment companies cannot qualify for such rate unless they are paid in a taxable year of such a company beginning after December 31, 2004.

A dividend that is attributable to qualified dividend income of the Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest. The "ex-dividend" date is the date on which the owner of the share at the commencement of such date is entitled to receive the next issued dividend payment for such share even if the share is sold by the owner on that date or thereafter.

Dividends from net capital gain, if any, that are designated as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the Fund. Capital gain dividends distributed by the Fund to individual shareholders generally will qualify for the maximum 15% U.S. federal income tax rate on long-term capital gains, subject to certain limited exceptions. A shareholder should also be aware that the benefits of the favorable tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. Under current law, the maximum 15% U.S. federal income tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Distributions by the Fund in excess of the Fund's current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. The U.S. federal income tax status of all distributions, including the portion of such distributions which may qualify for treatment as qualified dividend income, will be reported to shareholders annually.

Dividends received by the Fund from U.S. corporations in respect of any share of stock that has been held for a requisite holding period in an unleveraged position and that are distributed and designated by the Fund (except for capital gain dividends received from a regulated investment company) may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced for U.S. Federal income tax purposes by reason of "extraordinary dividends" received with respect to the shares. To the extent such basis would be reduced below zero, current recognition of income may be required. In order to qualify for the deduction, corporate shareholders must meet a minimum holding period with respect to their Fund shares, and, if they borrow to acquire or otherwise incur debt attributable to Fund shares, they may be denied a portion of the dividends-received deduction. The entire dividend, including the otherwise deductible amount, will be included in determining a corporation's adjusted current earnings component of its alternative minimum taxable income, which may increase a corporation's alternative minimum tax liability.

At the time of an investor's purchase of Fund shares, a portion of the purchase price may be attributable to undistributed net investment income and/or realized or unrealized appreciation in the Fund's portfolio. Consequently, subsequent distributions by the Fund on such shares from such income and/or appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions economically represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund in a transaction that is treated as a sale for tax purposes, a shareholder will realize a taxable gain or loss, equal to the difference between the amount realized on the redemption and the shareholder's tax basis in his shares. Such gain or loss will generally be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss. Any loss realized on a redemption or other distribution of shares may be disallowed to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Qualified retirement plan participants should consult their tax advisers for more information.

Under Treasury regulations, if a shareholder recognizes a loss on the disposition of Fund shares in the amount of $2 million or more in the case of an individual shareholder, or $10 million or more in the case of a corporate shareholder, in any single taxable year (or greater amounts over a combination of years), the shareholder must file a disclosure statement on Form 8886 with the IRS. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement, but under current guidance holders of shares in regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer's treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law and who hold their shares as capital assets. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, securities dealers and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption or other disposition (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, as well as the Federal, any other state or local, and foreign tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Federal law requires that the Fund withhold (as "backup withholding") 28% of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions or repurchases of Fund shares paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on the Account Purchase Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to backup withhold if it receives a notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

Investors other than U.S. persons may be subject to different U.S. Federal income tax treatment, including a nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund (other than certain dividends derived from short-term capital gains and qualified interest income of the Fund, for taxable years of the Fund commencing after December 31, 2004 and prior to January 1, 2008, provided that the Fund chooses to make an election related to such dividends) and, unless an effective IRS Form W-8BEN or other authorized withholding certificate is on file, to backup withholding at the rate of 28% on certain other payments from the Fund. While the Fund does not expect its Fund shares to constitute U.S. real property interests, a portion of the Fund's distributions may be attributable to gain from the sale or exchange of U.S. real property interests. In such case, a non-U.S. shareholder may be required to file a U.S. federal income tax return to report such gain and may be subject to U.S. federal withholding tax. Non-U.S. investors should consult their tax advisors regarding such treatment and the application of foreign taxes to an investment in the Fund.

                             ADDITIONAL INFORMATION

The Fund's prospectus and this SAI omit certain information contained in the Trust's registration statement filed with the SEC, which may be obtained from the SEC's principal office at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the rules and regulations promulgated by the SEC.

                        EXPERTS AND FINANCIAL STATEMENTS

The Fund is newly created and has no operating history.  The Fund's independent
registered public accounting firm is [        ].

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



[        ], 2006



                                 [LOGO] Mellon
                           --------------------------
                           Mellon Institutional Funds


                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                             Mellon Financial Center
                                One Boston Place
                           Boston, Massachusetts 02108
                                 (800) 221-4795

                       STATEMENT OF ADDITIONAL INFORMATION

              The Boston Company Emerging Markets Core Equity Fund


This Statement of Additional Information ("SAI") is not a prospectus. The SAI expands upon and supplements the information contained in the prospectus dated
[       ], 2006, as amended and/or supplemented from time to time, of The Boston
Company Emerging Markets Core Equity Fund (the "Fund"), a series of Mellon Institutional Funds Investment Trust (the "Trust").

This SAI should be read in conjunction with the Fund's prospectus. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission ("SEC"). Investors can get free copies of reports and the prospectus, request other information and discuss their questions about the Fund by contacting the Fund at the phone number above.

                                    Contents

INVESTMENT OBJECTIVES AND POLICIES............................................3
DESCRIPTION OF SECURITIES AND RELATED RISKS...................................3
INVESTMENT TECHNIQUES AND RELATED RISK.......................................11
INVESTMENT RESTRICTIONS......................................................19
PORTFOLIO HOLDINGS DISCLOSURE................................................21
MANAGEMENT...................................................................22
ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS..........................29
CODE OF ETHICS...............................................................32
SUMMARY OF PROXY VOTING POLICY AND PROCEDURES................................32
PURCHASE AND REDEMPTION OF SHARES............................................34
PORTFOLIO TRANSACTIONS.......................................................35
DETERMINATION OF NET ASSET VALUE.............................................35
THE FUND AND ITS SHARES......................................................36
TAXATION.....................................................................37
ADDITIONAL INFORMATION.......................................................43
EXPERTS AND FINANCIAL STATEMENTS.............................................43

                       INVESTMENT OBJECTIVES AND POLICIES

The prospectus describes the investment objective and policies of the Fund. The following discussion supplements the description of the Fund's investment policies in the prospectus.

Suitability. The Fund is not intended to provide an investment program meeting all of the requirements of an investor. Notwithstanding the Fund's ability to spread risk by holding securities of a number of portfolio companies, shareholders should be able and prepared to bear the risk of investment losses which may accompany the investments contemplated by the Fund.



                   DESCRIPTION OF SECURITIES AND RELATED RISKS

General Risks of Investing in the Fund

The Fund invests primarily in equity and equity-related securities and is subject to the risks associated with investments in such securities. Because investing in equity and equity-related securities is the principal investment strategy for the Fund, the risks associated with these investments are described in the prospectus. The Fund is also subject to the risks associated with direct investments in foreign securities and, to a lesser degree, to the risks associated with investments in fixed income securities.

Investing in Foreign Securities

The Fund may invest in foreign securities without limit. Investors should understand that the expense ratio of the Fund might be higher than that of investment companies investing exclusively in domestic securities because of the cost of maintaining the custody of foreign securities.

Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Most foreign securities markets may have substantially less trading volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on divided or interest payments (or in some cases, capital gains), limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investment in those countries.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which the Fund's investments are denominated relative to the U.S. dollar will affect the Fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to that country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which the Fund's securities are quoted would reduce the Fund's net asset value per share.

The portion of the Fund's assets invested in securities denominated in non-U.S. currencies will vary depending on market conditions.

The Fund may enter into forward foreign currency exchange contracts and cross-currency forward contracts with banks or other foreign currency brokers or dealers to purchase or sell foreign currencies at a future date and may purchase and sell foreign currency futures contracts and cross-currency futures contracts to seek to hedge against chances in foreign currency exchange rates. A forward foreign currency exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. A cross-currency forward contract is a forward contract that uses one currency which historically moves in relation to a second currency to hedge against changes in that second currency.

See "Strategic and Derivative Transactions" within the "Investment Techniques and Related Risks" section for a further discussion of the risks associated with currency transactions.

Investing in Securities of Emerging Markets. The Fund invests primarily in securities of emerging markets. An emerging market is any country not represented in the Morgan Stanley Capital International World Index, which is an index of stocks of companies in developed countries. Emerging markets include issuers in Asia (including Russia), Eastern Europe, Latin and South America, the Mediterranean and Africa. The Fund may also invest in currencies of such countries and may engage in strategic transactions in the markets of such countries.

Investing in the securities of emerging market countries involves considerations and potential risks not typically associated with investing in the securities of U.S. issuers whose securities are principally traded in the United States. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization and less social, political and economic stability;
(ii) the small current size of the markets for securities of emerging market issuers and the currently low or nonexistent volume of trading and frequent artificial limits on daily price movements, resulting in lack of liquidity and in price uncertainty; (iii) certain national policies which may restrict the Fund's investment opportunities, including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; (iv) the absence of developed legal structures governing private or foreign investment in private property which may adversely affect the Fund's ability to retain ownership of its securities during periods of economic, social or political turmoil; and (v) high rates of inflation and rapid fluctuations in interest rates that have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

The economies of emerging market countries may be predominantly based on only a small number of industries or dependent on revenues from the sale of particular commodities or on international aid or development assistance. As a result, these economies may be significantly more vulnerable to changes in local or global trade conditions, and may suffer from volatile or extreme fluctuations in currency exchange rates, inflation and deflation rates as well as debt burdens. Many emerging market countries have experienced and will continue to experience periods of rapid inflation, resulting in significant market uncertainty and sharp drops in the U.S. dollar value of the country's assets. The currencies of emerging market countries may also be devalued as a result of governmental action in addition to market factors. Recently, the economies of certain emerging market countries have experienced deflation which has diminished the demand for goods and services resulting in excess capacity in factories that were built upon the forecast of continuing strong demand for such goods and services. All of these risks may adversely affect the Fund's investments in emerging market countries.

Investment and Repatriation Restrictions. Foreign investment in the securities markets of several emerging market countries is restricted or controlled to varying degrees. These restrictions may limit the Fund's investment in certain emerging market countries, require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals. In certain countries, the Fund may be limited by government regulation or a company's charter to a maximum percentage of equity ownership in any one company. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund. From time to time, the adviser may determine that investment and repatriation restrictions in certain emerging market countries negate the advantages of investing in such countries and the Fund is not required to invest in any emerging market country.

In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. The adviser may determine from time to time to invest in the securities of emerging market countries which may impose restrictions on foreign investment and repatriation that cannot currently be predicted. Due to restrictions on direct investment in equity securities in certain emerging market countries, such as Taiwan, the Fund may invest only through investment funds in such emerging market countries.

The repatriation of both investment income and capital from several emerging market countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Fund to the extent that it invests in emerging market countries.

Market Characteristics. All of the securities markets of emerging market countries have substantially less volume than the New York Stock Exchange. Equity securities of most emerging market companies are generally less liquid and subject to greater price volatility than equity securities of U.S. companies of comparable size. Some of the stock exchanges in the emerging market countries are in the earliest stages of their development.

Certain of the securities markets of emerging market countries are marked by high concentrations of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Even the market for relatively widely traded securities in the emerging markets may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the United States. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. The less liquid the market, the more difficult it may be for the Fund to accurately price its portfolio securities or to dispose of such securities at the times determined by the adviser to be appropriate. The risks associated with the liquidity of a market may be particularly acute in situations in which the Fund's operations require cash, such as the need to meet redemption requests for its shares, to pay dividends and other distributions and to pay its expenses. To the extent that any emerging market country experiences rapid increases in its money supply and investment in equity securities is made for speculative purposes, the equity securities traded in any such country may trade at price-earnings ratios higher than those of comparable companies trading on securities markets in the United States. Such price-earnings ratios may not be sustainable.

Settlement procedures in emerging market countries are less developed and reliable than those in the United States and in other developed markets, and the Fund may experience settlement delays or other material difficulties. In addition, significant delays are common in registering transfers of securities, and the Fund may be unable to sell such securities until the registration process is completed and may experience delays in receipt of dividends and other entitlements.

Brokerage commissions and other transactions costs on securities exchanges in emerging market countries are generally higher than in the United States. There is also less government supervision and regulation of foreign securities exchanges, brokers and listed companies in emerging market countries than exists in the United States. Brokers in emerging market countries may not be as well capitalized as those in the United States, so that they are more susceptible to financial failure in times of market, political or economic stress. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging market countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

Financial Information and Standards. Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market company may not reflect its financial position or results of operations in the same manner as financial statements for U.S. companies. Substantially less information may be publicly available about issuers in emerging market countries than is available about issuers in the United States.

Economic, Political and Social Factors. Many emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes or attempted changes in government through extra-constitutional means;
(ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt financial markets of emerging market countries and adversely affect the value of the Fund's assets so invested.

Few emerging market countries have fully democratic governments. Some governments in the region are authoritarian in nature or are influenced by armed forces which have been used to control civil unrest. In the past, governments of certain emerging market countries have been installed or removed as a result of military coups, while governments in other emerging market countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging market countries. Several emerging market countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurrections.

The economies of most emerging market countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Union. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the emerging securities markets. In addition, the economies of some emerging market countries are vulnerable to weakness in world prices for their commodity exports.

There may be the possibility of expropriations, confiscatory taxation, political, economic or social instability or diplomatic developments which would adversely affect assets of the Fund held in emerging market or other foreign countries. Governments in certain emerging market countries participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could have a significant adverse effect on market prices of securities and payment of dividends.

Investing in Fixed Income Securities

The Fund may invest a portion of its total assets in fixed income securities. Fixed income securities are subject to interest rate risk, default risk and call and extension risk.

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations causing the Fund to sustain losses on such investments. A default could impact both interest and principal payments. Because the Fund invests only in investment grade fixed income securities, this risk is reduced.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise a right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and the Fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise a right to pay principal on an obligation later than scheduled which would cause cash flows to be returned later than expected. This typically results when interest rates have increased and the Fund will suffer from the inability to invest in higher yield securities.

Credit Quality. Investment grade securities are those that are rated at least Baa by Moody's or BBB by Standard & Poor's, Duff or Fitch or, if unrated, determined by the adviser to be of comparable credit quality. High grade securities are those that are rated within the top three investment grade ratings (i.e., Aaa, Aa or A by Moody's or AAA, AA or A by Standard & Poor's, Duff or Fitch) or, if unrated, determined by the adviser to be of comparable credit quality. If a security is rated differently by two or more rating agencies, the adviser uses the highest rating to compute the Fund's credit quality and also to determine the security's rating category. If the rating of a security held by the Fund is downgraded below investment grade, the Fund's adviser will determine whether to retain that security in the Fund's portfolio. Securities rated Baa by Moody's or BBB by Standard & Poor's, Duff or Fitch are generally considered medium grade obligations and have some speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to weaken the medium grade issuer's capability to pay interest and repay principal than is the case for high grade securities.

Specific Risks

The following sections include descriptions of specific risks that are associated with the Fund's purchase of a particular type of security or the utilization of a specific investment technique.

Common Stocks. The Fund purchases common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Small Capitalization Stocks. The Fund may invest in securities of small capitalization companies. Although investments in small capitalization companies may present greater opportunities for growth, they also involve greater risks than are customarily associated with investments in larger, more established companies. The securities of small companies may be subject to more volatile market movements than securities of larger, more established companies. Smaller companies may have limited product lines, markets or financial resources, and they may depend upon a limited or less experienced management group. The securities of small capitalization companies may be traded only on the OTC market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of securities in order to meet redemptions or otherwise may require the Fund to sell securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable.

Convertible Securities. The Fund may invest in convertible debt and preferred stock. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Warrants. The Fund may purchase warrants. Warrants acquired by the Fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. The Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

Depositary Receipts and Depositary Shares. The Fund may purchase depositary receipts and depositary shares. Depositary receipts and depositary shares are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities of a U.S. or foreign issuer. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary instruments and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities. Examples of such investments include, but are not limited to, American Depositary Receipts and Shares ("ADRs" and "ADSs"), Global Depositary Receipts and Shares ("GDRs" and "GDSs") and European Depositary Receipts and Shares ("EDRs" and "EDSs").

Investments in REITs. The Fund may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation under the Internal Revenue Code of 1986, as amended (the "Code").

Corporate Debt Obligations. The Fund may invest in corporate debt obligations and zero coupon securities issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security.

U.S. Government Securities. The Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation), or
(d) only the credit of the agency. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future. U.S. Government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently.

Sovereign Debt Obligations. The Fund may invest in sovereign debt obligations. Investments in sovereign debt obligations involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund's net asset value, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

Repurchase Agreements. The Fund is not subject to any limits except that investments in repurchase agreements maturing in more than 7 days are subject to the Fund's 15% limit on investments in illiquid securities. In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent. Repurchase agreements acquired by the Fund will always be fully collateralized as to principal and interest by money market instruments and will be entered into only with commercial banks, brokers and dealers considered creditworthy by the Fund's adviser.

Short Sales. The Fund may engage in short sales and short sales against the box. In a short sale, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. In a short sale against the box, the Fund either owns or has the right to obtain at no extra cost the security sold short.

The broker holds the proceeds of the short sale until the settlement date, at which time the Fund delivers the security (or an identical security) to cover the short position. The Fund receives the net proceeds from the short sale. When the Fund enters into a short sale other than against the box, the Fund must first borrow the security to make delivery to the buyer and must place cash or liquid assets in a segregated account that is marked to market daily. Short sales other than against the box involve unlimited exposure to loss. No securities will be sold short if, after giving effect to any such short sale, the total market value of all securities sold short would exceed 5% of the value of the Fund's net assets.

Loans of Portfolio Securities. Subject to its investment restrictions, the Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to financial institutions, such as broker-dealers, and would be required to be secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The rules of the New York Stock Exchange give the Fund the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, the Fund would receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of its consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the adviser to be of good standing, and when, in the judgment of such adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk.

At the present time the staff of the SEC does not object if an investment company pays reasonable negotiated fees to the lending agent in connection with loaned securities as long as such fees are pursuant to a contract approved by the investment company's trustees.

Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, swap transactions, certain OTC options and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy relevant liquidity requirements.

The Board of Trustees has adopted guidelines and delegated to the adviser the function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The Board of Trustees however retains oversight and is ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Investments in Other Investment Companies. The Fund is permitted to invest up to 10% of its total assets in shares of registered investment companies and up to 5% of its total assets in any one registered investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. Investments in the securities of other investment companies may involve duplication of advisory fees and other expenses. The Fund may invest in investment companies that are designed to replicate the composition and performance of a particular index. For example, Standard & Poor's Depositary Receipts ("SPDRs") are exchange-traded shares of a closed-end investment company designed to replicate the price performance and dividend yield of the Standard & Poor's 500

Composite Stock Price Index. Investments in index baskets involve the same risks associated with a direct investment in the types of securities included in the baskets.

Portfolio Turnover and Short-Term Trading. Although it is not the policy of the Fund to purchase or sell securities for trading purposes, the Fund places no restrictions on portfolio turnover and will sell a portfolio security without regard to the length of time such security has been held if, in the adviser's view, the security meets the criteria for disposal. A high rate of portfolio turnover (100% or more) involves correspondingly higher transaction costs which must be borne directly by the Fund and thus indirectly by its shareholders. It may also result in the Fund's realization of larger amounts of short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Temporary Defensive Investments. Notwithstanding the Fund's investment objective, the Fund may on occasion, for temporary defensive purposes to preserve capital or to meet redemption requests, hold part or all of its assets in cash and investment grade money market instruments (i.e., securities with maturities of less than one year) and short-term debt securities (i.e., securities with maturities of one to three years). The Fund may also invest uncommitted cash and cash needed to maintain liquidity for redemptions in investment grade money market instruments and short-term debt securities. The Fund is limited to investing up to 20% of its net assets in investment grade fixed income securities under normal circumstances.

The money market instruments and short-term debt securities in which the Fund may invest consists of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities; instruments (including negotiable certificates of deposit, non-negotiable fixed time deposits and bankers' acceptances) of U.S. banks and foreign banks; repurchase agreements; and prime commercial paper of U.S. companies and foreign companies.

Money market instruments in which the Fund invests will be rated at the time of purchase P-1 by Moody's or A-1 or Duff-1 by Standard & Poor's, Duff and Fitch or, if unrated, determined by the adviser to be of comparable quality. At least 95% of the Fund's assets invested in short-term debt securities will be rated, at the time of investment, Aaa, Aa, or A by Moody's or AAA, AA, or A by Standard & Poor's or, if not rated, determined to be of comparable credit quality by the Fund's adviser. Up to 5% of the Fund's total assets invested in short-term debt securities may be invested in securities which are rated Baa by Moody's or BBB by Standard & Poor's or, if not rated, determined to be of comparable credit quality by the Fund's adviser.

                     INVESTMENT TECHNIQUES AND RELATED RISK

Strategic and Derivative Transactions. The Fund may, but is not required to, utilize various investment strategies to seek to hedge market risks (such as interest rates, currency exchange rates and broad or specific equity or fixed income market movements) or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by the Fund may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing its investment objective, the Fund may purchase and sell (write) exchange-listed and OTC put and call options on securities, equity indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and enter into currency transactions such as forward foreign currency exchange contracts, cross-currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to seek to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to seek to protect the Fund's unrealized gains in the value of portfolio securities, to facilitate the sale of such securities for investment purposes, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although the Fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating the Fund's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the adviser believes that the Fund is underweighted in cyclical stocks and overweighted in consumer stocks, the Fund may buy a cyclical index call option and sell a cyclical index put option and sell a consumer index call option and buy a consumer index put option. Under such circumstances, any unrealized loss in the cyclical position would be netted against any unrealized gain in the consumer position (and vice versa) for purposes of calculating the Fund's net loss exposure.

The ability of the Fund to utilize Strategic Transactions successfully will depend on the adviser's ability to predict pertinent market and currency and interest rate movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The Fund's activities involving Strategic Transactions may be limited in order to enable the Fund to satisfy the requirements of the Code for qualification as a regulated investment company.

Risks of Strategic and Derivative Transactions. Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The risks associated with the Fund's transactions in options, futures and other types of derivative securities including swaps may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk. The writing of put and call options may result in losses to the Fund, force the purchase or sale, respectively of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security they might otherwise sell or sell a security they might otherwise hold. The use of currency transactions by the Fund can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. The writing of options could significantly increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, these transactions tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by the Fund in writing options and entering into futures transactions is potentially unlimited; however, as described above, the Fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized.

Risks of Strategic and Derivative Transactions Outside the United States. When conducted outside the United States and especially in emerging markets, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) lesser availability than in the United States of data on which to make trading decisions, (ii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iii) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (iv) lower trading volume and liquidity, and (v) other complex foreign political, legal and economic factors. At the same time, Strategic Transactions may offer advantages such as trading in instruments that are not currently traded in the United States or arbitrage possibilities not available in the United States.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of the Fund's assets in special accounts, as described below under "Use of Segregated Accounts."

A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy (if the option is exercised) the underlying security, commodity, index, or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised) the underlying instrument at the exercise price. The Fund may purchase a call option on a security, currency, futures contract, index or other instrument to seek to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will generally sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. OTC options purchased by the Fund and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by them (the cost of the sell-back plus the in-the-money amount, if any) are subject to the Fund's restriction on illiquid securities, unless determined to be liquid in accordance with procedures adopted by the Board of Trustees. For OTC options written with "primary dealers" pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price. The Fund expects generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in the OTC option market. As a result, if the Counterparty fails to make delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from S&P or Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or which issue debt that is determined to be of equivalent credit quality by such adviser.

If the Fund sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale (writing) of put options can also provide income.

The Fund may purchase and sell (write) call options on equity securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All call options sold by the Fund must be "covered" (i.e., the

Fund must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help offset any loss, the Fund may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call option sold by the Fund also exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell (write) put options on equity securities and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts. The Fund will not sell put options if, as a result, more than 50% of the Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a price above the market price.

Options on Securities Indices and Other Financial Indices. The Fund may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount upon exercise of the option. In addition to the methods described above, the Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by the custodian) upon conversion or exchange of other securities in its portfolios.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures. The Fund may enter into futures contracts which are based upon indices of foreign securities. Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. The sale of futures contracts creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by the Fund, as purchaser, to purchase a financial instrument at a specific time and price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position upon exercise of the option.

The Fund's use of financial futures and options thereon will in all cases be consistent with currently applicable regulatory requirements and, in particular, the regulations of the Commodity Futures Trading Commission (the "CTFC"), which permit principals of an investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") to engage in such transactions without registering as commodity pool operators. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for U.S. federal income tax purposes.

Futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to segregate assets to cover such contracts and options. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with its custodian for the benefit of a futures commission merchant (or directly with the Futures Commission merchant), as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.

Currency Transactions. The Fund may engage in currency transactions with Counterparties to seek to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value or to enhance potential gain. Currency transactions include currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional (agreed-upon) difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into over-the-counter currency transactions with Counterparties which have received, combined with any credit enhancements, a long term debt rating of A by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) whose obligations are determined to be of equivalent credit quality by the Fund's adviser.

The Fund's transactions in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will generally be limited to hedging involving either specific transactions or portfolio positions. See "Strategic and Derivative Transactions." Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value in relation to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure. For example, the Fund may hold a South Korean security and the Fund's adviser may believe that the Korean won will deteriorate against the Japanese yen. The Fund would sell Korean won to reduce its exposure to that currency and buy Japanese yen. This strategy would be a hedge against a decline in the value of Korean won, although it would expose the Fund to declines in the value of the Japanese yen relative to the U.S. dollar.

To seek to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which certain of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the adviser considers that the British pound is linked to the euro, the Fund holds securities denominated in pounds and the adviser believes that the value of pounds will decline against the U.S. dollar, the adviser may enter into a contract to sell euros and buy dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Swaps, Caps, Floors, Spreads and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency rate and index swaps and the purchase or sale of related caps, floors, spreads and collars. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar or a spread is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.

The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor, spread or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or the Counterparty issues debt that is determined to be of equivalent credit quality by an adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, spreads and collars are more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors, spreads and collars are considered illiquid for purposes of the Fund's policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Board of Trustees has adopted guidelines and delegated to the adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors, spreads and collars. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for such determinations. The staff of the SEC currently takes the position that swaps, caps, floors, spreads and collars are illiquid, and are subject to the Fund's limitation on investing in illiquid securities.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple swap transactions, and multiple interest rate transactions, structured notes and any combination of futures, options, swaps, currency, multiple currency transactions (including forward currency contracts) and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Fund's adviser it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Use of Segregated Accounts. The Fund will hold securities or other instruments whose values are expected to offset its obligations under the Strategic Transactions. The Fund will not enter into Strategic Transactions that expose the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid securities with a value sufficient to cover its potential obligations. The Fund may have to comply with any applicable regulatory requirements for Strategic Transactions, and if required, will set aside cash and other liquid assets on the Fund's records or in a segregated account in the amount prescribed. If the market value of these securities declines or the Fund's obligations on the underlying Strategic Transaction increases, additional cash or liquid securities will be segregated daily so that the aggregate market value of the segregated securities is at least equal to the amount of the Fund's obligations on the underlying Strategic Transactions. Segregated assets would not be sold while the Strategic Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Eurodollar Contracts. The Fund may make investments in Eurodollar contracts. Eurodollar contracts are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Short-Term Trading. The Fund will sell a portfolio security without regard to the length of time that security has been held if, in the adviser's view, the security meets the criteria for disposal.

Portfolio Diversification and Concentration. The Fund is diversified, which generally means that, with respect to 75% of its total assets (i) no more than 5% of the Fund's total assets may be invested in the securities of a single issuer and (ii) the Fund will purchase no more than 10% of the outstanding voting securities of a single issuer. The Fund will not concentrate (invest 25% or more of its total assets) in the securities of issuers in any one industry. The Fund's policies concerning diversification and concentration are fundamental and may not be changed without shareholder approval.

                             INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental policies. The Fund's fundamental policies cannot be changed unless the change is approved by a "vote of the outstanding voting securities" of the Fund which phrase as used herein means the lesser of (i) 67% or more of the voting securities of the present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. The Fund's non-fundamental policies may be changed by the Board of Trustees, without shareholder approval, in accordance with applicable laws, regulations or regulatory policy.

As a matter of fundamental policy, the Fund may not:

1. Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S. Government securities or mortgage-backed securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 8 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

3. Borrow money, except in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value
     (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the Fund may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Purchase securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

7. Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call options, warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

8. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

9. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

The following restrictions are not fundamental policies and may be changed by the Trustees without shareholder approval in accordance with applicable laws, regulations or regulatory policy. The Fund may not:

     a. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

     b. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

     c. Invest more than 15% of its net assets in securities which are illiquid.

                         * * * * * * * * * * * * * * * *

Notwithstanding any other fundamental or non-fundamental investment restriction or policy, the Fund may invest all of its assets in the securities of a single open-end registered investment company with substantially the same fundamental investment objectives, restrictions and policies as the Fund.

If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction. This statement does not apply to investments in illiquid securities or any borrowing.

For purposes of the Fund's fundamental investment restriction regarding industry concentration, the adviser generally classifies issuers by industry in accordance with classifications set forth in the Director of Companies Filing Annual Reports with the SEC. In the absence of such classification or if the adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, such adviser may classify an issuer according to its own sources. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

                          PORTFOLIO HOLDINGS DISCLOSURE

The Board of Trustees has adopted policies and procedures relating to disclosure of the Fund's portfolio securities. These policies and procedures are designed to provide a framework for disclosing information regarding portfolio holdings, portfolio composition or other portfolio characteristics consistent with applicable regulations of the federal securities laws and general principles of fiduciary duty relating to Fund shareholders.

Generally, the Fund's adviser will make the Fund's portfolio information available to the public on a monthly basis with an appropriate delay based upon the nature of the information disclosed. The adviser normally will publish the Fund's full portfolio holdings thirty (30) days after the end of each month and fifteen (15) days after the end of each calendar quarter. Such information shall be made available on the Trust's website (www.melloninstitutionalfunds.com) and may be sent to rating agencies, reporting/news services and financial intermediaries, upon request.

The Trust's Chief Compliance Officer, or in her absence, an authorized designee within the Trust's compliance department, is authorized to approve the disclosure of the Fund's full portfolio holdings or other information prior to the date such information is generally made public to certain entities, including rating agencies, plan sponsors, prospective separate account clients, consultants and other financial intermediaries. Third parties must agree to limit the use of that information: (i) pursuant to a confidentiality agreement,
(ii) for a legitimate business purpose which does not conflict with the interests of the Fund's shareholders, (iii) only for such authorized purpose, and (iv) not to trade on such information. The Trust's Chief Compliance Officer or designee will make a determination before entering into any agreement with a third party that such arrangement will not be detrimental to the interests of the Fund's shareholders.

As of the date of this statement of additional information, the adviser has no such arrangements.

Except as described above, the Fund does not provide or permit others to provide information about the Fund's portfolio holdings on a selective basis. However, the policy is not intended to prevent the disclosure of any and all portfolio information to the Fund's service providers who generally need access to such information in the performance of their contractual duties and responsibilities. These service providers include the Fund's adviser, the Trust's custodian, fund accounting agent, principal underwriter, auditors or counsel to the Fund and its service providers, as well as internal audit personnel of affiliates of the adviser, and are subject to duties of confidentiality imposed by law and/or contract. Neither the adviser nor the Fund receives any compensation or other consideration from these arrangements for the release of the Fund's portfolio holdings information.

The Board of Trustees has approved this portfolio holdings disclosure policy and exercises oversight by requiring the Trust's chief compliance officer to provide reports, at least annually, on its implementation and also requires that the Trust's chief compliance officer monitor compliance with the policy.

In addition, the Fund makes its portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by the federal securities laws, and are generally available within seventy (70) days after the end of the Fund's fiscal quarter.

                                   MANAGEMENT

Trustees and Officers of the Trust

         The Board of Trustees has established the investment objective and policies which govern the Fund's operation. The Board has appointed officers of the Trust who conduct the day-to-day business of the Fund. The Board, however, remains responsible for ensuring that the Fund is operating consistently according to its objective and policies and requirements of the federal securities laws. The trustees and executive officers of the Trust are listed below. All executive officers of the Trust are affiliates of the Fund's investment adviser, The Boston Company Asset Management, LLC (the "adviser" or "TCCAM"), or its affiliates.

---------------------------------- --------------- ------------------------------- -------------- -----------------------
Name, Address and (Age)               Term of      Principal Occupation(s)           Number of     Other Directorships
Position with the Trust              Office and    During Past 5 Years              Portfolios       Held by Trustees
                                     Length of                                       in Fund
                                       Time                                          Complex
                                      Served*                                       Overseen by
                                                                                      Trustee
-------------------------------------------------------------------------------------------------------------------------
                                                  Independent Trustees
-------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming (65),             Since 1986      Chairman Emeritus, Decision         32                 None
Trustee                                               Resources, Inc. ("DRI");
c/o Decision Resources, Inc.                         formerly, Chairman of the
260 Charles Street                                             Board
Waltham, MA  02453                                  and Chief Executive Officer,
                                                               DRI
--------------------------------- ---------------- ------------------------------- -------------- -----------------------
Benjamin M. Friedman (61),          Since 1989         William Joseph Maier,            32                 None
Trustee                                                Professor of Political
c/o Harvard University                                        Economy,
Littauer Center 127                                      Harvard University
Cambridge, MA  02138

--------------------------------- ---------------- ------------------------------- -------------- -----------------------
John H. Hewitt (70),                Since 1986      Trustee, Mertens House, Inc.        32                 None
Trustee                                                      (hospice)
P.O. Box 2333
New London, NH 03257

--------------------------------- ---------------- ------------------------------- -------------- -----------------------
Caleb Loring III (62),              Since 1986         Trustee, Essex Street            32                 None
Trustee                                            Associates (family investment
c/o Essex Street Associates                                 trust office)
P.O. Box 5600
Beverly, MA 01915

--------------------------------- ---------------- ------------------------------- -------------- -----------------------

---------------------------------- --------------- ------------------------------- -------------- -----------------------
Name, Address and (Age)               Term of      Principal Occupation(s)           Number of     Other Directorships
Position with the Trust              Office and    During Past 5 Years              Portfolios       Held by Trustees
                                     Length of                                       in Fund
                                       Time                                          Complex
                                      Served*                                       Overseen by
                                                                                      Trustee
-------------------------------------------------------------------------------------------------------------------------
                                                  Interested Trustees
--------------------------------- ---------------- ------------------------------- ------------- ------------------------
**Patrick J. Sheppard  (40)         Since 2003     President and Chief Operating        32                None
Trustee, President and Chief                       Officer of The Boston Company
Executive Officer                                      Asset Management, LLC;
The Boston Company Asset                               formerly, Senior Vice
Management, LLC                                    President and Chief Operating
One Boston Place                                       Officer, Mellon Asset
Boston, MA  02108                                   Management ("MAM"); formerly
                                                     Vice President and Chief
                                                      Financial Officer, MAM
--------------------------------- ---------------- ------------------------------- ------------- ------------------------

-------------------------------------------------------------------------------------------------------------------------
                                   Interested Principal Officers who are not Trustees
---------------------------------- --------------- ------------------------------- -------------- -----------------------
Name, Address and (Age)               Term of      Principal Occupation(s)           Number of     Other Directorships
Position with the Trust              Office and    During Past 5 Years              Portfolios       Held by Trustees
                                     Length of                                       in Fund
                                       Time                                          Complex
                                      Served*                                       Overseen by
                                                                                      Trustee
-------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann (44) Vice         Since 2003    Senior Vice President and Head         N/A                N/A
President and Secretary                             of Operations, Mellon Asset
Mellon Asset Management                            Management ("MAM"), formerly
One Boston Place                                   First Vice President, MAM and
Boston, MA  02108                                    Mellon Global Investments

--------------------------------- --------------- -------------------------------- ---------------- ---------------------
Steven M. Anderson (40) Vice           Vice          Vice President and Mutual           N/A                N/A
President and Treasurer             President       Funds Controller, Standish
Mellon Asset Management            since 1999;     Mellon Asset Management LLC;
One Boston Place                    Treasurer         formerly Assistant Vice
Boston, MA  02108                   since 2002      President and Mutual Funds
                                                   Controller, Standish Mellon
                                                       Asset Management LLC
--------------------------------- --------------- -------------------------------- ---------------- ---------------------
Denise B. Kneeland (54)             Since 1996     Assistant Vice President and          N/A                N/A
Assistant Vice President                               Manager, Mutual Funds
Mellon Asset Management                             Operations, Standish Mellon
One Boston Place                                   Asset Management Company LLC
Boston, MA  02108

--------------------------------- --------------- -------------------------------- ---------------- ---------------------

-------------------------------------------------------------------------------------------------------------------------
                                   Interested Principal Officers who are not Trustees
---------------------------------- --------------- ------------------------------- -------------- -----------------------
Name, Address and (Age)               Term of      Principal Occupation(s)           Number of     Other Directorships
Position with the Trust              Office and    During Past 5 Years              Portfolios       Held by Trustees
                                     Length of                                       in Fund
                                       Time                                          Complex
                                      Served*                                       Overseen by
                                                                                      Trustee
-------------------------------------------------------------------------------------------------------------------------
Cara E. Hultgren (35)               Since 2001     Assistant Vice President and          N/A                N/A
Assistant Vice President                           Manager of Compliance, Mellon
Mellon Asset Management                              Asset Management ("MAM");
One Boston Place                                        formerly Manager of
Boston, MA  02108                                 Shareholder Services, MAM, and
                                                   Shareholder Representative,
                                                     Standish Mellon Asset
                                                     Management Company LLC
--------------------------------- --------------- -------------------------------- ---------------- ---------------------
Mary T. Lomasney (48)               Since 2005     First Vice President, Mellon          N/A                N/A
Chief Compliance Officer                            Asset Management and Chief
Mellon Asset Management,                            Compliance Officer, Mellon
One Boston Place                                   Funds Distributor and Mellon
Boston, MA  02108                                  Optima L/S Strategy Fund LLC;
                                                   formerly, Director, Blackrock,
                                                   Inc., Senior Vice President,
                                                      State Street Research &
                                                    Management Company ("SSRM")
                                                     and Vice President, SSRM.
--------------------------------- --------------- -------------------------------- ---------------- ---------------------

* Each Trustee serves for an indefinite term, until his successor is elected. Each Officer is elected annually.

** Mr. Sheppard is an "interested Trustee," as defined in the 1940 Act due to his position as Senior Vice President and Chief Operating Officer of TBCAM.


The Trust has three standing committees of the Board - a Committee of the Independent Trustees, an Audit Committee and a Nominating Committee. Messrs. Fleming, Friedman, Loring and Hewitt, each a Trustee who is not an "interested" person of the Trust ("Independent Trustee"), serve on the Committee of the Independent Trustees, the Audit Committee and the Nominating Committee.

The functions of the Committee of Independent Trustees include requesting that the funds' investment adviser(s) and principal underwriter furnish such information as may reasonably be necessary to evaluate: (i) the performance of the funds' investment adviser(s) and principal underwriter; (ii) the terms of the investment advisory and distribution agreements, and any advisory fees, distribution fees, service fees or sales charges to be paid by the funds or its investors; and (iii) the resources, qualifications and profitability of the funds' investment adviser(s) and principal underwriter, recommending to the Board the selection, retention or termination of the funds' investment adviser(s) and principal underwriter and the compensation to be paid thereto, reviewing periodically the size and composition of the Board of Trustees and its governance procedures and recommending any such changes to the full Board of Trustees, reviewing periodically the compensation of Independent Trustees and making such adjustments as appropriate, and reviewing the responsibilities, size and composition of committees of the Board of Trustees, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized, and to make such recommendations to the full Board of Trustees as the Committee shall deem appropriate.

The functions of the Audit Committee include recommending independent auditors to the Board, monitoring the independent auditors' performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees.

The Nominating Committee is responsible for the selection and nomination of candidates to serve as Independent Trustees. The Board of Trustees does not currently consider candidates proposed for nomination by the shareholders for election as Trustees.

During the most recently completed fiscal year for the Trust, the Trust's Board of Trustees held 4 meetings, the Committee of Independent Trustees held 5 meetings, the Audit Committee held 5 meetings and the Nominating Committee held 0 meetings.

The Fund commenced operations on [      ], 2006. The Audit Committee and the
Nominating Committee held no meetings since the Fund commenced operations.

Set forth below is the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2005:

---------------------------------------- ---------------------------------------- ----------------------------------
            Name of Trustee               Dollar Range of Equity Securities in    Aggregate Dollar Range of Equity
                                                        the Fund*                   Securities in All Registered
                                                                                  Investment Companies Overseen by
                                                                                        Trustee in the Mellon
                                                                                    Institutional Funds Family of
                                                                                                Funds
--------------------------------------------------------------------------------------------------------------------
                                               Independent Trustees
--------------------------------------------------------------------------------------------------------------------
           Samuel C. Fleming                               $0                               Over $100,000
---------------------------------------- ---------------------------------------- ----------------------------------
         Benjamin M. Friedman                              $0                               Over $100,000
---------------------------------------- ---------------------------------------- ----------------------------------
            John H. Hewitt                                 $0                               Over $100,000
---------------------------------------- ---------------------------------------- ----------------------------------
           Caleb Loring, III                               $0                            $10,001 to $50,000
---------------------------------------- ---------------------------------------- ----------------------------------
                                                Interested Trustees
--------------------------------------------------------------------------------------------------------------------
          Patrick J. Sheppard                              $0                               Over $100,000
---------------------------------------- ---------------------------------------- ----------------------------------

*  The Fund commenced operations on [     ], 2006.


Compensation of Trustees and Officers

The Trust does not pay compensation to the Trustees of the Trust that are affiliated with TBCAM, or to the Trust's officers, except that a portion of the compensation of the Trust's Chief Compliance Officer, as approved by the Independent Trustees, is borne by the Trust.

The following table sets forth all compensation paid to the Trust's trustees as of the Fund's calendar year ended December 31, 2005:

                      Aggregate Compensation from the Fund

     Name of Trustee         The Boston Company       Pension or Retirement
                           Emerging Markets Core   Benefits Accrued as Part of      Total Compensation from Fund and &
                               Equity Fund***             Fund's Expense                 Other Funds in Complex*
-------------------------- ----------------------- ----------------------------- -----------------------------------------
    Samuel C. Fleming               N/A                         $0                               $49,625
  Benjamin M. Friedman              N/A                         $0                               $49,625
     John H. Hewitt                 N/A                         $0                               $49,625
    Caleb Loring, III               N/A                         $0                               $49,625
  Patrick J. Sheppard**             N/A                         $0                                  $0

* As of the date of this Statement of Additional Information there were 32 funds in the fund complex.
**   Mr. Sheppard is not compensated by the funds.
***  The Fund commenced operations on [        ], 2006.


               Material Relationships of the Independent Trustees

For the purposes of the statements below: the immediate family members of any person are their spouse, children in the person's household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the adviser or any of its affiliates, act as investment adviser. For example, the related funds include all of the funds for which a subsidiary of Mellon Financial Corporation ("Mellon") serves as an investment adviser.

As of December 31, 2005, none of the Independent Trustees, nor any of the members of their immediate family, beneficially own any securities issued by the adviser or any other entity in a control relationship to the adviser. During the calendar years of 2004 and 2005, none of the Independent Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in the adviser or any other entity in a control relationship to the adviser. During the calendar years 2004 and 2005, none of the Independent Trustees, nor any member of their immediate family, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a "fund-related party"): (i) the Fund, (ii) an officer of the Fund, (iii) a related fund, (iv) an officer of any related fund, (v) the adviser; (vi) any affiliate of the adviser; or (vii) an officer of any such affiliate.

During the calendar years 2004 and 2005, none of the Independent Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any fund-related party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provisions of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

None of the Trust's Trustees or officers has any arrangement with any other person pursuant to which the Trustee or officer serve in that capacity. During the calendar years 2004 and 2005, none of the Independent Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the Trust, (ii) an officer of the Trust, (iii) a related fund, (iv) an officer of any related fund, (v) the adviser, or (vi) any other entity in a control relationship to the Trust.

Certain Shareholders

At [     ], 2006, the Trustees and officers of the Trust as a group beneficially owned (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of the Fund. Also at that date, no person beneficially owned 5% or more of the then outstanding shares of the Fund except:

                                                                       Percentage of
Name and Address                                                    Outstanding Shares
----------------------------------------------------------------------------------------------
[MBC Investment Corp.                                                      [100%]
4001 Kennett Pike, Suite 218
Greenville, Delaware 19807]

Investment Adviser

TBCAM is registered as an investment adviser under the Investment Advisers Act of 1940. TBCAM is a wholly owned indirect subsidiary of Boston Safe Deposit and Trust Company, a trust company, located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108. Boston Safe Deposit and Trust Company is a wholly owned subsidiary of Mellon.

Mellon is a global financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended.

Mellon is one of the world's leading providers of asset management, trust, custody and benefits consulting services and offers a comprehensive array of banking services for individuals and corporations. Mellon is among the twenty largest bank holding companies in the United States based on total assets. Subject to the supervision and direction of the Trustees of the Trust, the adviser recommends investment decisions, places orders to purchase and sell. In addition to those services, the adviser provides the Fund with office space for managing their affairs, with the services of required executive personnel, and with certain clerical services and facilities. Under the investment advisory agreement, the adviser is paid a fee for its services based upon a percentage of the Fund's average daily net asset value computed as set forth below. The advisory fee is payable monthly.

                          Contractual Advisory Fee Rate

               Fund (as a percentage of average daily net assets)

              The Boston Company Emerging Markets Core Equity    [     ]%
              Fund


Since the Fund is newly created, no advisory fees have been paid as of the date of this SAI.

The adviser has voluntarily and temporarily agreed to limit its total expense ratio (excluding brokerage commissions, taxes and extraordinary expenses) of the
Fund to [     ]% of the Fund's average daily net assets.

The adviser may revise or discontinue this agreement at any time although it has no current intention to do so. If an expense limitation is exceeded, the compensation due to the adviser shall be proportionately reduced by the amount of such excess by reduction or refund thereof, subject to readjustment during the period during which such limit is in place.

Pursuant to the investment advisory agreement, the Fund bears the expenses of its operations other than those incurred by the adviser pursuant to the investment advisory agreement. Among other expenses, the Fund will pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of prospectuses, statements of additional information and shareholder reports; registration and reporting fees and expenses; costs of Fund compliance services; and Trustees' fees and expenses.

The term of the investment advisory agreement for the Fund ends on [    ], 2009.
Unless terminated as provided below, the investment advisory agreements continue in full force and effect from year to year after its initial two-year term but only so long as the continuance is approved annually (i) by either the Trustees of the Trust or by the "vote of a majority of the outstanding voting securities" of the Fund, and, in either event (ii) by vote of a majority of the Trustees of the Trust who are not parties to the investment advisory agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement may be terminated at any time without the payment of any penalty by vote of the Trustees of the Trust or by the "vote of a majority of the outstanding voting securities" of the Fund or by the adviser, on sixty days' written notice to the other party. The investment advisory agreement terminates in the event of its assignment as defined in the 1940 Act.

Administrator

Mellon Bank, N.A. ("Mellon Bank"), with its principal place of business at One Mellon Center, Pittsburgh, Pennsylvania 15258, provides administration and accounting services to the Fund. Mellon Bank is a wholly-owned subsidiary of Mellon.

Pursuant to an agreement between Mellon Bank and the Trust, Mellon Bank provides the Fund with administration services which include financial reporting, registered investment company compliance, and Board and tax reporting, and Mellon Bank is responsible for supervising the provision of transfer agent services to the Fund by Dreyfus Transfer, Inc. ("DTI") and serves as liaison between the Trust and its other services providers as agreed upon from time to time by the Trust and Mellon Bank. For these services, Mellon Bank receives a fee of $15,000 per year per fund and an additional fee of $3,000 per year for each additional class of shares for the Fund.

Mellon Bank also provides accounting services to the Fund, including valuation services, maintenance of certain books and records and preparation of various accounting reports and statements. For these services, Mellon Bank receives a fee of $30,000 per year per fund which invests primarily in U.S. securities, $45,000 per year per fund which invests primarily in foreign securities, $18,000 per year per fund with less than $25 million assets, and an additional fee of $3,000 per year for each additional class of shares for the Fund.

Transfer Agent

Dreyfus Transfer, Inc. ("DTI") serves as the transfer agent for the Fund. DTI is a wholly owned indirect subsidiary of Mellon.

Pursuant to agreements between DTI and the Trust, DTI provides the Fund with transfer agency services which include maintaining shareholder records, processing shareholder transactions and fund dividend activity and preparing and mailing shareholder reports and confirmations. For these services, DTI receives a fee of $6,000 per year per fund and an additional fee of $6,000 per year for each additional class of shares for the fund. DTI also receives an additional fee of $19.06 per open shareholder account in a daily dividend fund and $12.84 per open shareholder account in a quarterly/annual dividend fund and a custodial fee of $10.00 per IRA/Keough account (subject to a $25.00 maximum per participant).

Distributor of the Trust

Mellon Funds Distributor, L.P., an affiliate of the adviser, serves as the Trust's exclusive principal underwriter and makes itself available to receive purchase orders for the Fund's shares. In that capacity, Mellon Funds Distributor has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of the Underwriting Agreement between the Trust and Mellon Funds Distributor. Pursuant to the Underwriting Agreement, Mellon Funds Distributor has agreed to use its best efforts to obtain orders for the continuous offering of the Fund's shares. Mellon Funds Distributor receives no commissions or other compensation for its services, and has not received any such amounts in any prior year. The Underwriting Agreement shall continue in effect with respect to the Fund until two years after its execution and for successive periods of one year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or by the Trustees of the Trust or (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically if assigned by either party thereto and is terminable with respect to the Fund at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the Fund's outstanding shares, in any case without payment of any penalty on not more than 60 days' written notice to the other party. The offices of Mellon Funds Distributor are located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108.

Custodian

Mellon Bank serves as the custodian of the assets of the Trust.

               ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

Other Accounts the Portfolio Managers are Managing

          The table below indicates for each portfolio manager of the Fund information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of December 31, 2005. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

------------------------- ---------------------------------------------------------------------------------------
 PORTFOLIO MANAGER NAME                      OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER
------------------------- ---------------------------------------------------------------------------------------
Daniel B. LeVan           Other Registered Investment Companies:  9 funds with total assets of $1.9 billion.

                          Other Pooled Investment Vehicles:  2 entities with total assets of approximately $1.1 billion.

                          Other Accounts:  37 accounts with total assets of approximately $4.0 billion.
------------------------- ---------------------------------------------------------------------------------------
Peter J. Collins          Other Registered Investment Companies:  None.

                          Other Pooled Investment Vehicles: None.
------------------------- ---------------------------------------------------------------------------------------

------------------------- ---------------------------------------------------------------------------------------
 PORTFOLIO MANAGER NAME                      OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER
------------------------- ---------------------------------------------------------------------------------------
                          Other Accounts:  None.

------------------------- ---------------------------------------------------------------------------------------


The adviser does not generally receive a fee based upon the investment performance of the accounts included under "Other Accounts Managed by the Portfolio Manager" in the table above, except for two of the other accounts listed above managed by Mr. LeVan having total assets of approximately $179 million.

Potential Conflicts of Interest involving Portfolio Managers

         When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the Fund does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the Fund as well as one or more other accounts. The adviser has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.

     o A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. The adviser has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

     o A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of the adviser generally requires that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the adviser will place the order in a manner intended to result in as favorable a price as possible for such client.

     o A portfolio manager may favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager's compensation. See "Compensation of Portfolio Managers" below.

     o A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The adviser imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

     o If the different accounts have materially and potentially conflicting investment objections or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, the adviser seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation of Portfolio Managers.

         Each TBCAM portfolio manager's cash compensation is comprised primarily of a market-based salary and incentive compensation plans (annual and long term incentive). Funding for the TBCAM Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall TBCAM profitability. Therefore, all bonus awards are based initially on TBCAM's financial performance. The portfolio managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards"). Annual awards are determined by applying multiples to this target award (0-2 times target award represents a portfolio manager's range of opportunity) and are capped at a maximum range of incentive opportunity for the job category. Awards are 100% discretionary and regardless of performance will be subject to pool funding availability. Awards are paid in cash on an annual basis. A significant portion of the target opportunity awarded is based upon the one-year and three-year (weighted more heavily) pre-tax performance of the portfolio manager's accounts relative to the performance of the appropriate Lipper and Callan peer groups. Other factors considered in determining the award are individual qualitative performance and the asset size and revenue growth of the products managed. All portfolio managers are also eligible to participate in the TBCAM Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years. The value of the award increases during the vesting period based upon the growth in TBCAM's net income (capped at 20% and with a minimum payout of the Mellon 3 year CD rate). Management has discretion with respect to actual participation.

         Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon's Elective Deferred Compensation Plan.

Share Ownership by Portfolio Managers.

         The following table indicates as of December 31, 2005 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund they manage. For purposes of this table, the following letters indicates the range indicated below:

          A    -    $0

          B    -    $1 - $10,000

          C    -    $10,001 - $50,000

          D    -    $50,001 - $100,000

          E    -    $100,001 - $500,000

          F    -    $500,001 - $1,000,000

          G    -    More than $1 million

---------------------------------- --------------
     PORTFOLIO MANAGER NAME          OWNERSHIP
---------------------------------- --------------
Daniel B. LeVan                         A*
---------------------------------- --------------
Peter J. Collins                        A*
---------------------------------- --------------

*  The Fund commenced operations on [         ], 2006.

                                 CODE OF ETHICS

Code of Ethics. The Board of Trustees has approved a code of ethics under Rule 17j-1 under the 1940 Act which is applicable to officers, trustees/directors and designated employees of the Fund, and has also approved a code of ethics under Rule 17j-1 which is applicable to the officers, trustees/directors and designated employees of the adviser, the principal underwriter and certain affiliates. The codes of ethics establishes procedures for personal investing and restricts certain transactions. These restrictions include: pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities. Subject to the requirements of the codes of ethics, personnel of the adviser and its affiliates may invest in securities, including securities that may be purchased or held by the Fund. Employees, trustees/directors and officers subject to these codes of ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Fund, and is designed to prescribe means reasonably necessary to prevent conflicts of interest from arising in connection with personal securities transactions. The restrictions contained in the codes of ethics are a continuation of the basic principle that the interests of the Fund and its investors, come before those of the adviser and its employees. The codes are on public file with and available from the SEC.

                  SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

The Board of Trustees of the Trust has adopted proxy voting policies and procedures (the "Fund's Proxy Voting Policies") which delegate to the adviser the authority to vote proxies of companies held in the Fund's portfolio. The adviser, through its participation on the Mellon Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the Fund.

The adviser recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

All proxies received by the Fund are reviewed, categorized, analyzed and voted in accordance with detailed, pre-determined written proxy voting guidelines (the "Mellon Voting Guidelines") which have been developed by the MPPC based on internal and external research and recommendations provided by Institutional Shareholder Services, an independent proxy voting agent ("ISS"). ISS has been engaged as proxy voting agent to review each proxy received by the Fund and apply the Mellon Voting Guidelines to determine how the proxy should be voted. Items that can be categorized by ISS under the Mellon Voting Guidelines are voted by ISS in accordance with the Mellon Voting Guidelines or referred to the MPPC, if the guidelines so require. Proposals that cannot be categorized under the Mellon Voting Guidelines are referred to the MPPC for discussion and vote, which the MPPC does without consideration of any client relationship factors. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. The Mellon Voting Guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon's or the adviser's policies on specific issues.

With regard to voting proxies of foreign companies, the adviser weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval.

The adviser seeks to avoid material conflicts of interest by participating in the MPPC, which applies the Mellon Proxy Voting Guidelines in an objective and consistent manner across all client accounts, including the Fund, through ISS as proxy voting agent. In situations where the adviser or the MPPC believes there may be an actual or potential material conflict of interest in voting a proxy on behalf of the Fund, MPPC will engage ISS pursuant to a separate agreement to act as an independent fiduciary to vote the proxy in a manner which ISS determines, in its sole discretion, is in the best interests of the affected fund. In situations where the adviser or its affiliates have discretion over the assets of an advisory client which are invested in a Mellon Institutional Fund, the MPPC has engaged ISS as independent fiduciary to vote proxies issued by the Fund on behalf of such clients.

The Fund's Proxy Voting Policies requires the adviser to submit to the Board promptly in writing any material changes to the adviser's proxy voting policies and procedures. The Board must approve any such material changes within six months of the submission. The Fund's Proxy Voting Policies also require the adviser to submit quarterly and annual reports to the Board describing, among other things, any material issues arising under these proxy voting policies and procedures and any exceptions from the adviser's proxy voting policies and procedures.

                        PURCHASE AND REDEMPTION OF SHARES

Additional information on purchase and redemption of shares is included in the prospectus.

In addition to Mellon Funds Distributor and other agents of the Trust, the Fund has authorized one or more brokers and dealers and other financial intermediaries ("Third Party Agents") to accept on its behalf orders for the purchase and redemption of Fund shares pursuant to written agreements with each such Third Party Agent. Under certain conditions, such Third Party Agents may designate other intermediaries to accept orders for the purchase and redemption of Fund shares. Such purchase and redemption orders are considered to have been received by the Fund when accepted by the Third Party Agent or, if applicable, the Third Party Agent's designee. Such purchase and redemption orders will receive the Fund's net asset value per share next computed (subject to the imposition of a redemption fee, if applicable) after the purchase or redemption order is accepted by the authorized Third Party Agent, or, if applicable, the Third Party Agent's designee. All Third Party Agents are required to process and transmit orders to Mellon Funds Distributor or the Trust in accordance with all applicable laws. Shares of the Fund purchased through Third Party Agents may be subject to transaction fees on purchases or redemptions, no part of which will be received by the Fund, Mellon Funds Distributor or the adviser.

The Trust may suspend the right to redeem Fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it or determination by the Fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the Fund.

The Trust intends to pay redemption proceeds in cash for all Fund shares redeemed but, under certain conditions, the Trust may make payment wholly or partly in Fund portfolio securities. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. The Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which limits the Fund's obligation to make cash redemption payments to any shareholder during any 90-day period to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash.

                             PORTFOLIO TRANSACTIONS

The adviser is responsible for placing the Fund's portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund, and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, the adviser will consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. In addition, if the adviser determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, the Fund may pay commissions to such broker in an amount greater than the amount another firm may charge. Research services may include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (ii) furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, portfolio strategy, access to research analysts, corporate management personnel, industry experts and economists, comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analysis, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist the adviser in carrying out its responsibilities and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research services furnished by firms through which the Fund effects its securities transactions may be used by the adviser in servicing other accounts; not all of these services may be used by the adviser in connection with generating soft dollar credits. The investment advisory fee paid by the Fund under the investment advisory agreement will not be reduced as a result of the adviser's receipt of research services.

The adviser also places portfolio transactions for other advisory accounts. The adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations, the main factors considered by the adviser will be the investment objective, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment. Since the Fund is newly created, they have not paid any brokerage commission for portfolio transactions.

                        DETERMINATION OF NET ASSET VALUE

The Fund's net asset value is calculated each day on which the NYSE is open (a "Business Day"). Currently, the NYSE is not open on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE (generally 4:00 p.m., New York City time). If the NYSE closes early, the calculation of net asset value will be accelerated to that time. Net asset value is computed by dividing the value of all securities and other assets of the Fund less all liabilities by the applicable number of Fund shares outstanding, and adjusting to the nearest cent per share. Expenses and fees of the Fund are accrued daily and taken into account for the purpose of determining net asset value.

Portfolio securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price.

Securities for which market quotations are not readily available or are deemed unreliable and all other assets are valued at fair value as determined in good faith at the direction of the Trustees.

Money market instruments with less than sixty days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. If the Fund acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees of the Trust determine during such sixty-day period that amortized cost does not represent fair value.

Generally, trading in securities on foreign exchanges is substantially completed each day at various times prior to the close of regular trading on the NYSE. If a security's primary exchange is outside the U.S., the value of such security used in computing the net asset value of the Fund's shares is determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the NYSE. Occasionally, events which affect the values of foreign securities and currency exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE and will therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in accordance with procedures adopted in good faith by the Trustees of the Trust.

                             THE FUND AND ITS SHARES

The Fund is a diversified investment series of the Trust, an open-end management investment company organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 13, 1986, as amended from time to time. Under the Agreement and Declaration of Trust, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of the Fund. Each share of the Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions as are declared by the Trustees. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. Upon any liquidation of the Fund, shareholders of the Fund are entitled to share pro rata in the net assets available for distribution.

Pursuant to the Declaration, the Trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in any fund. The Trustees have established other series of the Trust. Pursuant to the Declaration, the Board may establish and issue multiple classes of shares for each series of the Trust. As of the date of this SAI, the Trustees do not have any plan to establish multiple classes of shares for the Fund. Pursuant to the Declaration of Trust and subject to shareholder approval (if then required by applicable law), the Trustees may authorize the Fund to invest all of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the Fund.

All Fund shares have equal rights with regard to voting, and shareholders of the Fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other classes of the Trust, including the approval of an investment advisory contract and any change of investment policy requiring the approval of shareholders.

Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration also provides for indemnification from the assets of the Trust for all losses and expenses of any Trust shareholder held liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or its liability as a shareholder of the Trust is limited to circumstances in which the Trust would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Declaration also provides that no series of the Trust is liable for the obligations of any other series. The Trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.

                                    TAXATION

Each series of the Trust, including the Fund, is treated as a separate entity for accounting and tax purposes. The Fund intends to qualify each year and to elect to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its investment company taxable income and net capital gain which are distributed timely to shareholders in accordance with the requirements of the Code.

In order to qualify as a regulated investment company under Subchapter M of the Code, the Fund must, among other things (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from option, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the "90% Income Test") and (ii) diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund's total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund's total assets is invested in (1) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships.

If the Fund qualifies as a regulated investment company and distributes to its shareholders each taxable year an amount equal to or exceeding the sum of (i) 90% of its "investment company taxable income" as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund generally will be relieved of U.S. Federal income tax on any income of the Fund, including "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if the Fund meets such distribution requirements, but chooses to retain some portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. Federal income tax at regular corporate rates on the amount retained. The Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If the Fund did not qualify for any taxable year as a regulated investment company, it would be treated as a U.S.

corporation subject to U.S. Federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level and when such income is distributed to a further tax at the shareholder level.

The Fund will be subject to a 4% non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by the Fund as of a record date in October, November or December of the year but paid during the following January. Such distributions will be treated under the Code as if received by shareholders on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.

Provided that the Fund continues to qualify as a regulated investment company, it will also not be required to pay any Massachusetts income, corporate excise or franchise taxes.

The Fund will not distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss recognized in any year to offset its own net capital gains, if any, for up to eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and would not be required to be distributed as such to shareholders.

Certain options, futures or currency forward transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though the Fund's positions have not been sold or terminated and may affect the character of such gains and losses as long-term or short-term (or, in the case of certain options, futures or forward contracts relating to foreign currency, as ordinary income or loss) and the timing of some capital gains and losses realized by the Fund and allocable to the Fund. Additionally, the Fund may be required to recognize gain if an option, futures or forward contract, short sale, swap or other strategic transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the Fund under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed by the Fund to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Also, certain losses on transactions involving options, futures or forward contracts and/or offsetting or successor positions may be deferred under the tax straddle rules rather than being taken into account currently in calculating the Fund's taxable income or gain and may also affect the long-term or short-term characterization of capital gains or losses from such position. Certain of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules applicable to options, futures, forward contracts, short sales and constructive sales in order to minimize any potential adverse tax consequences.

The Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event that it invests in such securities, in order to seek to ensure that the

Fund distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. Federal income or excise tax.

If the Fund invests in zero coupon securities, certain increasing rate or deferred interest securities or, in general, other securities with original issue discount (or with market discount if an election is made to include market discount in income currently), the Fund must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to allow satisfaction of the distribution requirements.

The Federal income tax rules applicable to certain structured or hybrid securities, currency swaps or interest rate swaps, caps, floors and collars are unclear in certain respects, and the Fund will account for these instruments in a manner that is intended to allow the Fund to continue to qualify as a regulated investment company.

In some countries, restrictions on repatriation of earnings may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings from such countries which may cause the Fund to have difficulty obtaining cash necessary to satisfy tax distribution requirements.

Foreign exchange gains and losses realized by the Fund, in connection with certain transactions, if any, involving foreign currency-denominated debt securities, certain foreign currency futures contracts and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of Fund distributions to shareholders. Under Treasury Regulations that may be promulgated in the future, any such transactions that are not directly related to the Fund's investment in stock or securities, (or the options or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% Income Test. If the net foreign exchange loss for a year were to exceed the Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Investors in the Fund would be entitled to claim U.S. foreign tax credits or deductions with respect to such taxes, subject to certain holding period requirements and other provisions and limitations contained in the Code, only if more than 50% of the value of the Fund's total assets at the close of any taxable year consist of stock or securities of foreign corporations and the Fund were to file an election with the Internal Revenue Service (the "IRS").

The Fund may meet the 50% threshold referred to in the previous paragraph and may therefore file an election with the IRS pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund and allocated to them even though not actually received by them, and (ii) treat such respective pro rata portions as foreign taxes paid by them. Qualified foreign taxes generally include taxes that would be treated as income taxes under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes and similar taxes.

If the Fund makes this election, shareholders may then deduct (not in excess of the tax actually owed by the Fund) such pro rata portions of qualified foreign taxes in computing their taxable income, or, alternatively, use them as foreign tax credits, subject to applicable holding period requirements and other limitations, against their U.S. Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes, and (ii) the portion of dividends which represents income from each foreign country.

If the Fund acquires stock (including, under regulations that may be promulgated in the future, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), it could be subject to Federal income tax and additional interest charges on "excess distributions" actually or constructively received from such companies or gain from the actual or deemed sale of stock in such companies, even if all income or gain actually realized is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of capital gains from the sale of stock of passive foreign investment companies as ordinary income. The Fund may limit and/or manage stock holdings, if any, in passive foreign investment companies to minimize the Fund's tax liability or maximize its return from these investments.

For U.S. federal income tax purposes, all dividends generally are taxable whether a shareholder takes them in cash or reinvests them in additional shares of the Fund. In general, assuming that the Fund has sufficient earnings and profits, dividends from investment company taxable income are taxable either as ordinary income or, if so designated by the Fund and certain other conditions are met, as "qualified dividend income" taxable to individual shareholders at a maximum 15% U.S. federal income tax rate.

Dividend income distributed to individual shareholders will qualify for the maximum 15% U.S. federal income tax rate on dividends to the extent that such dividends are attributable to "qualified dividend income" as that term is defined in Section 1(h)(11)(B) of the Code from the Fund's investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund and the shareholders. Dividends received by the Fund from REITs generally are not expected to qualify for treatment as qualified dividend income.

A foreign corporation generally is treated as a qualified foreign corporation if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United States. A foreign corporation that does not meet such requirements will be treated as qualifying with respect to dividends paid by it if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Fund from passive foreign investment companies will not qualify for the maximum 15% U.S. federal income tax rate and dividends received by the Fund from foreign personal holding companies and foreign investment companies cannot qualify for such rate unless they are paid in a taxable year of such a company beginning after December 31, 2004.

A dividend that is attributable to qualified dividend income of the Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest. The "ex-dividend" date is the date on which the owner of the share at the commencement of such date is entitled to receive the next issued dividend payment for such share even if the share is sold by the owner on that date or thereafter.

Dividends from net capital gain, if any, that are designated as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the Fund. Capital gain dividends distributed by the Fund to individual shareholders generally will qualify for the maximum 15% U.S. federal income tax rate on long-term capital gains, subject to certain limited exceptions. A shareholder should also be aware that the benefits of the favorable tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. Under current law, the maximum 15% U.S. federal income tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Distributions by the Fund in excess of the Fund's current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. The U.S. federal income tax status of all distributions, including the portion of such distributions which may qualify for treatment as qualified dividend income, will be reported to shareholders annually.

Dividends received by the Fund from U.S. corporations in respect of any share of stock that has been held for a requisite holding period in an unleveraged position and that are distributed and designated by the Fund (except for capital gain dividends received from a regulated investment company) may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced for U.S. Federal income tax purposes by reason of "extraordinary dividends" received with respect to the shares. To the extent such basis would be reduced below zero, current recognition of income may be required. In order to qualify for the deduction, corporate shareholders must meet a minimum holding period with respect to their Fund shares, and, if they borrow to acquire or otherwise incur debt attributable to Fund shares, they may be denied a portion of the dividends-received deduction. The entire dividend, including the otherwise deductible amount, will be included in determining a corporation's adjusted current earnings component of its alternative minimum taxable income, which may increase a corporation's alternative minimum tax liability.

At the time of an investor's purchase of Fund shares, a portion of the purchase price may be attributable to undistributed net investment income and/or realized or unrealized appreciation in the Fund's portfolio. Consequently, subsequent distributions by the Fund on such shares from such income and/or appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions economically represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund in a transaction that is treated as a sale for tax purposes, a shareholder will realize a taxable gain or loss, equal to the difference between the amount realized on the redemption and the shareholder's tax basis in his shares. Such gain or loss will generally be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss. Any loss realized on a redemption or other distribution of shares may be disallowed to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Qualified retirement plan participants should consult their tax advisers for more information.

Under Treasury regulations, if a shareholder recognizes a loss on the disposition of Fund shares in the amount of $2 million or more in the case of an individual shareholder, or $10 million or more in the case of a corporate shareholder, in any single taxable year (or greater amounts over a combination of years), the shareholder must file a disclosure statement on Form 8886 with the IRS. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement, but under current guidance holders of shares in regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer's treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law and who hold their shares as capital assets. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, securities dealers and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption or other disposition (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, as well as the Federal, any other state or local, and foreign tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Federal law requires that the Fund withhold (as "backup withholding") 28% of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions or repurchases of Fund shares paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on the Account Purchase Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to backup withhold if it receives a notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

Investors other than U.S. persons may be subject to different U.S. Federal income tax treatment, including a nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund (other than certain dividends derived from short-term capital gains and qualified interest income of the Fund, for taxable years of the Fund commencing after December 31, 2004 and prior to January 1, 2008, provided that the Fund chooses to make an election related to such dividends) and, unless an effective IRS Form W-8BEN or other authorized withholding certificate is on file, to backup withholding at the rate of 28% on certain other payments from the Fund. While the Fund does not expect its Fund shares to constitute U.S. real property interests, a portion of the Fund's distributions may be attributable to gain from the sale or exchange of U.S. real property interests. In such case, a non-U.S. shareholder may be required to file a U.S. federal income tax return to report such gain and may be subject to U.S. federal withholding tax. Non-U.S. investors should consult their tax advisors regarding such treatment and the application of foreign taxes to an investment in the Fund.

                             ADDITIONAL INFORMATION

The Fund's prospectus and this SAI omit certain information contained in the Trust's registration statement filed with the SEC, which may be obtained from the SEC's principal office at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the rules and regulations promulgated by the SEC.

                        EXPERTS AND FINANCIAL STATEMENTS

The Fund is newly created and has no operating history. The Fund's independent
registered public accounting firm is [             ].

                                     PART C

                                OTHER INFORMATION


        Item 23.     Exhibits

        (a)    Agreement and Declaration of Trust dated August 13, 1986. (1)

        (a)(1) Certificate of Designation of Standish Fixed Income Fund. (1)

        (a)(2) Certificate of Designation of Standish International Fund. (1)

        (a)(3) Certificate of Designation of Standish Securitized Fund. (1)

        (a)(4) Certificate of Designation of Standish Short-Term Asset Reserve Fund. (1)

        (a)(5) Certificate of Designation of Standish Marathon Fund. (1)

        (a)(6) Certificate of Amendment dated November 21, 1989. (1)

        (a)(7) Certificate of Amendment dated November 29, 1989. (1)

        (a)(8) Certificate of Amendment dated April 24, 1990. (1)

        (a)(9) Certificate of Designation of Standish Equity Fund. (1)

        (a)(10)Certificate of Designation of Standish International Fixed Income Fund. (1)

        (a)(11)Certificate of Designation of Standish Intermediate Tax Exempt Bond Fund. (1)

        (a)(12)Certificate of Designation of Standish Massachusetts Intermediate Tax Exempt Bond Fund. (1)

        (a)(13)Certificate of Designation of Standish Global Fixed Income Fund. (1)

        (a)(14)Certificate of Designation of Standish Controlled Maturity Fund and Standish Fixed Income Fund II. (1)

        (a)(15)Certificate of Designation of Standish Tax-Sensitive Small Cap Equity Fund and Standish Tax-Sensitive Equity Fund. (1)

        (a)(16)Form of Certificate of Designation of Standish Equity Asset Fund, Standish Small Capitalization Equity Asset Fund, Standish Fixed Income Asset Fund and Standish Global Fixed Income Asset Fund. (1)

        (a)(17)Form of Certificate of Designation of Standish Small Capitalization Equity Fund II. (1)

        (a)(18)Certificate of Designation of Standish Small Capitalization Equity Asset Fund II, Standish Diversified Income Fund, Standish Diversified Income Asset Fund. (2)

        (a)(19)Form of Certificate of Designation of Institutional Shares and Service Shares of Standish Small Capitalization Equity Fund II and Standish International Fixed Income Fund. (3)

        (a)(20)Form of Certificate of Designation of Standish International Fixed Income Fund II. (4)

        (a)(21)Certificate of Designation of Standish Small Cap Value Fund and Standish International Small Cap Fund. (5)

        (a)(22)Certificates of Designation of Standish Crossover Bond Fund, Standish Opportunistic High Yield Fund, Standish Opportunistic Emerging Markets Debt Fund and Standish High Yield Bond Fund. (6)

        (a)(23)Amendment to the Agreement and Declaration of Trust dated March 4, 1999. (4)

        (a)(24)Amendment to the Agreement and Declaration of Trust dated April 29, 2002. (7)

        (a)(25)Certificate of Name Change for Standish World High Yield Fund to Standish High Yield Bond Fund. (7)

        (a)(26)Certificate of Name Change for Standish Controlled Maturity Fund to Standish Short-Term Fixed Income Fund. (7)

        (a)(27)Amendment to the Agreement and Declaration of Trust dated June 21, 2003. (8)

        (a)(28)Certificate of Name Change for all Funds. (8)

        (a)(29)Certificate of Designation of The Boston Company International Value Opportunities Fund. (9)

        (a)(30)Certificate of Name Change for The Boston Company
               International Value Opportunities Fund to The Boston Company World ex-U.S. Value Fund. (14)

        (a)(31)Certificate of Name Change for Standish Mellon Short-Term
               Asset Reserve Fund to Standish Mellon Enhanced Income Fund. (14)

        (a)(32)Certificate of Name Change for The Boston Company Small Capitalization Fund to The Boston Company Small/Mid Cap Growth Fund. (15)

        (a)(33)Certificate of Designation of Mellon Institutional Market Neutral Fund. (15)

        (a)(34)Certificate of Designation of Mellon Equity Large Cap Growth Fund. (15)

        (a)(35)Certificate of Designation of Newton International Equity Fund. (15)

        (a)(36)Certificate of Designation of Mellon Equity Micro Cap Fund (#)

        (a)(37)Certificate of Designation of The Boston Company Emerging Markets Core Equity Fund (#)

        (b)    Bylaws of the Registrant. (1)

        (c)    Not applicable.

        (d)(1) Investment Advisory Agreement between Registrant and Standish Mellon Asset Management Company LLC relating to Standish Controlled Maturity Fund. (10)

        (d)(2) Investment Advisory Agreement between Registrant and Standish Mellon Asset Management Company LLC relating to Standish Crossover Bond Fund. (10)

        (d)(3) Investment Advisory Agreement between the Registrant and
               Standish Mellon Asset Management Company LLC relating to Standish Fixed Income Portfolio. (10)

        (d)(4) Investment Advisory Agreement between the Registrant and
               Standish Mellon Asset Management Company LLC relating to Standish Global Fixed Income Portfolio. (10)

        (d)(5) Investment Advisory Agreement between the Registrant and
               Standish Mellon Asset Management Company LLC relating to Standish High Grade Bond Fund. (10)

        (d)(6) Investment Advisory Agreement between the Registrant and
               Standish Mellon Asset Management Company LLC relating to Standish High Yield Bond Fund. (10)

        (d)(7) Investment Advisory Agreement between the Registrant and
               Standish Mellon Asset Management Company LLC relating to Standish Intermediate Tax Exempt Bond Fund. (10)

        (d)(8) Investment Advisory Agreement between the Registrant and
               Standish Mellon Asset Management Company LLC relating to Standish International Equity Fund. (10)

        (d)(9) Investment Advisory Agreement between the Registrant and
               Standish Mellon Asset Management Company LLC relating to Standish International Fixed Income Fund. (10)

        (d)(10) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish International Fixed Income Fund II. (10)

        (d)(11) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish International Small Cap Fund. (10)

        (d)(12) Investment Advisory Agreement between the Registrant and Standish Mellon Asset Management Company LLC relating to Standish Massachusetts Intermediate Tax Exempt Bond Fund. (10)

        (d)(13)Investment Advisory Agreement between the Registrant and
               Standish Mellon Asset Management Company LLC relating to Standish Opportunistic Emerging Markets Debt Fund. (10)

        (d)(14)Investment Advisory Agreement between the Registrant and
               Standish Mellon Asset Management Company LLC relating to Standish Opportunistic High Yield Fund. (10)

        (d)(15)Investment Advisory Agreement between the Registrant and
               Standish Mellon Asset Management Company LLC relating to Standish Select Value Portfolio. (10)

        (d)(16)Investment Advisory Agreement between the Registrant and
               Standish Mellon Asset Management Company LLC relating to Standish Short-Term Asset Reserve Portfolio. (10)

        (d)(17)Investment Advisory Agreement between the Registrant and
               Standish Mellon Asset Management Company LLC relating to Standish Small Cap Growth Portfolio. (10)

        (d)(18)Investment Advisory Agreement between the Registrant and
               Standish Mellon Asset Management Company LLC relating to Standish Small Cap Value Fund. (10)

        (d)(19)Investment Advisory Agreement between the Registrant and
               Standish Mellon Asset Management Company LLC relating to Standish Small Capitalization Equity Fund. (10)

        (d)(20)Investment Advisory Agreement between the Registrant and
               Standish Mellon Asset Management Company LLC relating to Standish Tax-Sensitive Equity Fund. (10)

        (d)(21)Investment Advisory Agreement between the Registrant and
               Standish Mellon Asset Management Company LLC relating to Standish Small Cap Tax-Sensitive Equity Fund. (10)

        (d)(22)Investment Advisory Agreement between the Registrant and
               Standish Mellon Asset Management Company LLC relating to Standish World High Yield Portfolio. (10)

        (d)(23)Assumption Agreement between Standish Mellon Asset Management Company, LLC and The Boston Company Asset Management, LLC relating to each series of the Registrant. (11)

        (d)(24)Investment Advisory Agreement between the Registrant and The Boston Company Asset Management, LLC relating to The Boston Company International Value Opportunities Fund. (14)

        (d)(25)Investment Advisory Agreement between the Registrant and Franklin Portfolio Associates, LLC relating to Mellon Institutional Market Neutral Fund. (16)

        (d)(26)Investment Advisory Agreement between the Registrant and
               Mellon Equity Associates, LLP relating to Mellon Equity Large Cap Growth Fund. (16)

        (d)(27)Investment Advisory Agreement between the Registrant and
               Newton Capital Management Ltd. relating to Newton International Equity Fund. (16)

        (d)(28)Investment Advisory Agreement between the Registrant and
               Mellon Equity Associates, LLP relating to Mellon Equity Micro Cap Fund. (##)

        (d)(29)Investment Advisory Agreement between the Registrant and The Boston Company Asset Management, LLC relating to The Boston Company Emerging Markets Core Equity Fund. (##)

        (e)(1) Underwriting Agreement between the Registrant and Mellon Funds Distributors, L.P. (1)

        (e)(2) Exhibit to the Underwriting Agreement between the Registrant and Mellon Funds Distributors, L.P. (##)

        (f)    Not applicable.

        (g)(1) Custody, Administration and Accounting Services Agreement between the Registrant and Mellon Bank, N.A. (8)

        (g)(2) Amendment to Custody, Administration and Accounting Services Agreement between the Registrant and Mellon Bank, N.A. (##)

        (g)(3) Custody Agreement with respect to Mellon Institutional Market Neutral Fund (16)

        (h)(1) Administrative Services Agreement between Standish, Ayer &
               Wood, Inc. and the Registrant relating to compliance and certain other services. (1)

        (h)(2) Most recently revised Exhibit A to Administrative Services Agreement between Standish, Ayer & Wood, Inc. and the Registrant. (##)

        (h)(3) Transfer Agency Agreement between the Registrant and Dreyfus Transfer, Inc. (14)

        (h)(4) Amendment to the Transfer Agency Agreement between the Registrant and Dreyfus Transfer, Inc. (##)

        (i)    Opinion and Consent of Counsel for the Registrant. (12)

        (j) Consent of Independent Registered Public Accounting Firm for the Registrant. (17)

        (k)    None.

        (l)    Not applicable

        (m)    Not applicable

        (n)    Not applicable

        (o) Multiple Class Plan pursuant to Rule 18f-3 relating to Standish Small Capitalization Equity Fund II and Standish International Fixed Income Fund. (3)

        (p)(1) Code of Ethics for Standish, Ayer & Wood Investment Trust and Standish, Ayer & Wood Master Portfolio. (13)

        (p)(2) Code of Ethics for Standish Mellon Asset Management Company LLC and Standish Fund Distributors, L.P. (13)

        (p)(3) Code of Conduct for Mellon Financial Corporation. (14)

        (p)(4) Securities Trading Policy (General Edition) for Mellon Financial Corporation. (14)

        (p)(5) Securities Trading Policy (Access Decision Maker Edition) for Mellon Financial Corporation. (14)

        (q)(1) Power of Attorney for Registrant (Samuel C. Fleming, Benjamin
               M. Friedman, John H. Hewitt, and Caleb Loring III). (11)

        (q)(2) Power of Attorney for Portfolio Trust (Samuel C. Fleming, Benjamin M. Friedman, John H. Hewitt, and Caleb Loring III).(11)

        (q)(3) Power of Attorney for Portfolio Trust with respect to Feeder Fund Registration Statements (Samuel C. Fleming, Benjamin M. Friedman, John H. Hewitt and Caleb Loring III). (11)

        (q)(4) Power of Attorney for Registrant (Patrick J. Sheppard). (11)

        (q)(5) Power of Attorney for Registrant (Steven M. Anderson). (11)

        (q)(6) Power of Attorney for Portfolio Trust (Patrick J. Sheppard).
               (11)

        (q)(7) Power of Attorney for Portfolio Trust (Steven M. Anderson).
               (11)

       ------------

        1. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post-Effective Amendment No. 88) and incorporated herein by reference thereto.

        2. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post-Effective Amendment No. 81) and incorporated herein by reference thereto.

        3. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post-Effective Amendment No. 91) and incorporated by reference thereto.

        4. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post-Effective Amendment No. 93) and incorporated by reference thereto.

        5. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post-Effective Amendment No. 94) and incorporated by reference thereto.

        6. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 100) and incorporated by reference thereto.

        7. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 106) and incorporated by reference thereto.

        8. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 110) and incorporated herein by reference.

        9. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 112) and incorporated herein by reference.

        10. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 104) and incorporated herein by reference.

        11. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 111) and incorporated herein by reference.

        12. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 82) and incorporated herein by reference.

        13. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 105) and incorporated herein by reference.

        14. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 117) and incorporated herein by reference.

        15. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 118) and incorporated herein by reference.

        16. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 119) and incorporated herein by reference.

        17. Filed electronically as an exhibit to Registration Statement No. 33-8214 (Post Effective Amendment No. 120) and incorporated herein by reference.

        #      Filed herewith.

        ##     To be filed by amendment.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH  REGISTRANT

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. INDEMNIFICATION

Under the Registrant's Agreement and Declaration of Trust, as amended, any past or present Trustee or officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or is otherwise involved by reason of his being or having been a Trustee or officer of the Registrant. The Agreement and Declaration of Trust of the Registrant does not authorize indemnification where it is determined, in the manner specified in the Declaration, that such Trustee or officer has not acted in good faith in the reasonable belief that his actions were in the best interest of the Registrant. Moreover, the Declaration does not authorize indemnification where such Trustee or officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person against the Registrant in connection with the securities being registered, and the Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

The business and other connections of the officers and Directors of Standish Mellon Asset Management Company LLC ("Standish Mellon"), the investment adviser to certain series of the Registrant, are listed on the Form ADV of Standish Mellon as currently on file with the Commission (File No. 801-60527), the text of which is hereby incorporated by reference.

The business and other connections of the officers and Directors of The Boston Company Asset Management, LLC ("TBCAM"), the investment adviser to certain series of the Registrant, are listed on the Form ADV of TBCAM as currently on file with the Commission (File No. 801-6829), the text of which is hereby incorporated by reference.

The business and other connections of the officers and Directors of Franklin Portfolio Associates, LLC ("Franklin"), the investment adviser to certain series of the Registrant, are listed on the Form ADV of Franklin as currently on file with the Commission (File No. 801-54328), the text of which is hereby incorporated by reference.

The business and other connections of the officers and Directors of Mellon Equity Associates, LLP ("Mellon Equity"), the investment adviser to certain series of the Registrant, are listed on the Form ADV of Mellon Equity as currently on file with the Commission (File No. 801-28692), the text of which is hereby incorporated by reference.

The business and other connections of the officers and Directors of Newton Capital Management Ltd. ("Newton"), the investment adviser to certain series of the Registrant, are listed on the Form ADV of Newton as currently on file with the Commission (File No. 801-42114), the text of which is hereby incorporated by reference.

The following sections of each such Form ADV are incorporated herein by reference:

(a) Items 1 and 2 of Part 2; and

(b) Section IV, Business Background, of each Schedule D.

Item 27. PRINCIPAL UNDERWRITER

(a) Mellon Funds Distributor, L.P. serves as the principal underwriter of each of the following series of the Registrant:

The Boston Company Emerging Markets Core Equity Fund         Standish Mellon Enhanced Income Fund
The Boston Company International Core Equity Fund            (formerly Standish Mellon Short-Term Asset Reserve Fund)
The Boston Company International Small Cap Fund              Standish Mellon Fixed Income Fund
The Boston Company Large Cap Core Fund                       Standish Mellon Global Fixed Income Fund
The Boston Company Small Cap Growth Fund                     Standish Mellon High Yield Bond Fund
The Boston Company Small Cap Tax-Sensitive Equity Fund       Standish Mellon Intermediate Tax Exempt Bond Fund
The Boston Company Small/Mid Cap Growth Fund                 Standish Mellon International Fixed Income Fund
(formerly The Boston Company Small Capitalization Equity     Standish Mellon International Fixed Income Fund II
     Fund)                                                   Standish Mellon Investment Grade Bond Fund
The Boston Company Small Cap Value Fund                      Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund
The Boston Company World ex-U.S. Value Fund                  Standish Mellon Opportunistic Emerging Market Debt Fund
(formerly The Boston Company International Value             Standish Mellon Opportunistic High Yield Fund
     Opportunities Fund)

Mellon Equity Large Cap Growth Fund
Mellon Equity Micro Cap Fund
Mellon Institutional Market Neutral Fund
Newton International Equity Fund


(b) Directors and Officers of Mellon Funds Distributor, L.P.:

Positions and Offices

                                   Positions and Offices            Positions and Offices
         Name                        with Underwriter                  with Registrant
         ----                      ---------------------            ---------------------
  Mary T. Lomasney                Chief Compliance Officer        Chief Compliance Officer

  Denise B. Kneeland              Executive Vice President        Assistant Vice President

The General Partner of Mellon Funds Distributor, L.P. is Standish Mellon.

(c) Not applicable.

Item 28. LOCATION OF ACCOUNTS AND RECORDS


Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the Registrant's principal office, located at One Boston Place, Boston, Massachusetts 02108. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of the Registrant's transfer and dividend disbursing agent and custodian. Records are also maintained by the Registrant's subadvisers located at: Franklin Portfolio Associates, LLC, One Boston Place, 29th Floor, Boston MA 02108; Mellon Equity Associates, LLP, 500 Grant Street, Suite 4200, Pittsburgh, PA 15258; Newton Capital Management Ltd., The Mellon Financial Centre, 160 Queen Victoria Street, London, EC4V 4LA, England.

Item 29. MANAGEMENT SERVICES

              Not applicable

Item 30. UNDERTAKINGS

              Not applicable.


                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 14th day of February, 2006.

                                   MELLON INSTITUTIONAL FUNDS
                                   INVESTMENT TRUST

                                   /s/ Denise B. Kneeland
                                   ----------------------
                                   Denise B. Kneeland, Assistant Vice President

The term "Mellon Institutional Funds Investment Trust" means and refers to the Trustees from time to time serving under the Agreement and Declaration of Trust of the Registrant dated August 13, 1986, as amended, a copy of which is on file with the Secretary of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding personally upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Registration Statement has been authorized by the Trustees of the Registrant and this Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

   Signature                         Title                                      Date

Patrick J. Sheppard*          Trustee and President                        February 14, 2006
-------------------           (principal executive officer)
Patrick J. Sheppard

Steven M. Anderson*           Treasurer (principal financial               February 14, 2006
------------------            and accounting officer)
Steven M. Anderson

Samuel C. Fleming*                     Trustee                             February 14, 2006
-----------------
Samuel C. Fleming

Benjamin M. Friedman*                  Trustee                             February 14, 2006
--------------------
Benjamin M. Friedman

John H. Hewitt*                        Trustee                             February 14, 2006
--------------
John H. Hewitt

Caleb Loring III*                      Trustee                             February 14, 2006
-----------------
Caleb Loring III


*By: /s/ Denise B. Kneeland
    -----------------------
    Denise B. Kneeland
    Attorney-In-Fact

                                  EXHIBIT INDEX


         (a)(36) Certificate of Designation of Mellon Equity Micro Cap Fund

         (a)(37) Certificate of Designation of The Boston Company Emerging Markets Core Equity Fund